                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
Municipal Bonds and Notes--118.4%
New Jersey--86.9%
$     390,000   Atlantic County, NJ Utilities Authority Solid Waste                 7.125%    03/01/2016   $      389,992
    3,755,000   Bayonne, NJ Parking Authority (City Parking)(1)                     5.000     06/15/2027        3,172,787
    6,065,000   Bayonne, NJ Redevel. Agency(1)                                      7.625     04/01/2038        6,822,458
      485,000   Bayonne, NJ Redevel. Agency (Royal Caribbean)(1)                    4.750     11/01/2016          448,072
       10,000   Bergen County, NJ HDC(1)                                            6.750     10/01/2018           10,022
       75,000   Bergen County, NJ Utilities Authority(1)                            5.500     12/15/2016           75,252
       45,000   Berkeley, NJ HFC (Bayville Hsg.)(1)                                 5.750     08/01/2014           45,117
    3,000,000   Burlington County, NJ Bridge Commission Economic Devel. (The
                Evergreens)(1)                                                      5.625     01/01/2038        2,596,050
      140,000   Camden County, NJ Improvement Authority (Cooper Health
                System)(1)                                                          5.000     02/15/2035          124,852
      335,000   Camden County, NJ PCFA (Camden County Energy Recovery
                Associates)                                                         7.500     12/01/2010          327,523
       60,000   Casino Reinvestment Devel. Authority of NJ(1)                       5.250     06/01/2017           62,494
      220,000   Casino Reinvestment Devel. Authority of NJ(1)                       5.250     01/01/2018          233,506
       25,000   Essex County, NJ Improvement Authority (Mt. Carmel Towers)(1)       4.850     11/01/2032           24,831
       20,000   Essex County, NJ Improvement Authority (Sportsplex)(1)              5.625     10/01/2023           20,012
      105,000   Essex County, NJ Improvement Authority (Sportsplex)(1)              5.625     10/01/2027          105,048
      740,000   Gloucester County, NJ HDC (Colonial Park)(1)                        6.200     09/15/2011          740,222
        5,000   Gloucester County, NJ Utilities Authority(1)                        5.125     01/01/2013            5,018
    3,860,000   Hudson County, NJ Solid Waste Improvement Authority (Koppers
                Site)(1)                                                            6.125     01/01/2029        3,097,457
    1,000,000   Hudson County, NJ Solid Waste Improvement Authority, Series 1(1)    6.000     01/01/2029          797,050
        5,000   Jackson, NJ Township Municipal Utilities Authority(1)               5.500     12/01/2015            5,010
       95,000   Lodie, NJ Board of Education COP(1)                                 5.700     09/15/2021           95,132
       25,000   Middlesex County, NJ Improvement Authority (Edison Township)(1)     5.650     09/15/2011           25,103
      765,000   Middlesex County, NJ Improvement Authority (Heldrich Center
                Hotel)(1)                                                           5.000     01/01/2015          460,239
      500,000   Middlesex County, NJ Improvement Authority (Heldrich Center
                Hotel)(1)                                                           5.000     01/01/2020          283,760
    2,535,000   Middlesex County, NJ Improvement Authority (Heldrich Center
                Hotel)(1)                                                           5.000     01/01/2032        1,430,348
    1,100,000   Middlesex County, NJ Improvement Authority (Heldrich Center
                Hotel)(1)                                                           5.125     01/01/2037          621,544
       20,000   Middlesex County, NJ Improvement Authority (South Plainfield
                Urban Renewal)(1)                                                   5.500     09/01/2030           20,015
       50,000   Newark, NJ Hsg. Authority (Lock Street Urban Renewal
                Partnership)(1)                                                     6.400     01/20/2034           50,958
    2,250,000   Newark, NJ Hsg. Authority (South Ward Police Facility)(1)           6.750     12/01/2038        2,568,960
    2,045,000   NJ EDA (American Airlines)                                          7.100     11/01/2031        1,771,584


                    1 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
New Jersey Continued
$   3,060,000   NJ EDA (Applewood Estates)(1)                                       5.000%    10/01/2035   $    2,473,214
       50,000   NJ EDA (Bristol Glen)(1)                                            5.750     07/01/2029           44,687
    1,045,000   NJ EDA (Cadbury at Cherry Hill)(1)                                  5.500     07/01/2018          964,504
       25,000   NJ EDA (Cadbury at Cherry Hill)(1)                                  5.500     07/01/2028           20,186
       10,000   NJ EDA (Cigarette Tax)(1)                                           5.625     06/15/2017           10,005
       25,000   NJ EDA (Consumers New Jersey Water Company)(1)                      5.100     09/01/2032           22,764
      580,000   NJ EDA (Continental Airlines)(1)                                    5.500     04/01/2028          414,271
   17,590,000   NJ EDA (Continental Airlines)(1)                                    6.250     09/15/2019       16,972,767
    4,375,000   NJ EDA (Continental Airlines)(1)                                    6.250     09/15/2029        4,131,050
    7,240,000   NJ EDA (Continental Airlines)(1)                                    6.400     09/15/2023        6,984,428
    3,940,000   NJ EDA (Continental Airlines)(1)                                    6.625     09/15/2012        3,985,940
   11,430,000   NJ EDA (Continental Airlines)(1)                                    7.000     11/15/2030       11,438,801
    9,475,000   NJ EDA (Continental Airlines)(1)                                    9.000     06/01/2033        9,990,251
    5,000,000   NJ EDA (Converted Organics of Woodbridge)                           8.000     08/01/2027        3,176,350
    3,100,000   NJ EDA (Cranes Mill)(1)                                             5.100     06/01/2027        2,699,294
      160,000   NJ EDA (Dept. of Human Services)(1)                                 6.250     07/01/2024          164,458
      115,000   NJ EDA (Devereux Foundation)(1)                                     5.450     05/01/2027          115,006
    2,999,948   NJ EDA (Empowerment Zone-Cumberland)(2,3)                           7.750     08/01/2021        1,614,572
    6,000,000   NJ EDA (GMT Realty)(1)                                              6.875     01/01/2037        5,143,260
       25,000   NJ EDA (Greater New York Councils Boy Scouts of America)(1)         5.450     09/01/2023           25,068
      100,000   NJ EDA (Hackensack Water Company)(1)                                5.800     03/01/2024          100,079
      425,000   NJ EDA (Hackensack Water Company)(1)                                5.900     03/01/2024          425,106
   18,440,000   NJ EDA (Hamilton Care)(1)                                           6.650     11/01/2037       16,390,763
       10,000   NJ EDA (Hillcrest Health Service)                                   7.250(4)  01/01/2018            6,527
    4,115,000   NJ EDA (Kapkowski Road Landfill)(1)                                 6.500     04/01/2031        4,312,808
       90,000   NJ EDA (Keswick Pines)(1)                                           5.600     01/01/2012           90,027
      100,000   NJ EDA (Keswick Pines)(1)                                           5.750     01/01/2024           88,501
       40,000   NJ EDA (Kullman Associates)(1)                                      6.125     06/01/2018           34,353
      130,000   NJ EDA (Kullman Associates)(1)                                      6.750     07/01/2019          118,463
      160,000   NJ EDA (Leisure Park)(1)                                            5.875     12/01/2027          137,989
      810,000   NJ EDA (Lions Gate)(1)                                              5.750     01/01/2025          718,664
    1,345,000   NJ EDA (Lions Gate)(1)                                              5.875     01/01/2037        1,126,559
       30,000   NJ EDA (Manchester Manor)(1)                                        6.700     08/01/2022           30,048
    1,000,000   NJ EDA (Marcus L. Ward Home)(1)                                     5.750     11/01/2024        1,003,530
    1,200,000   NJ EDA (Marcus L. Ward Home)(1)                                     5.800     11/01/2031        1,194,156
    2,280,000   NJ EDA (Masonic Charity Foundation of New Jersey)(1)                5.500     06/01/2031        2,285,632
       90,000   NJ EDA (Metromall Urban Renewal)(1)                                 6.500     04/01/2031           90,018
    1,100,000   NJ EDA (Middlesex Water Company)(1)                                 5.250     02/01/2029        1,049,411
      770,000   NJ EDA (Middlesex Water Company)(1)                                 5.350     02/01/2038          757,896
        5,000   NJ EDA (New Jersey American Water Company)(1)                       5.250     11/01/2032            4,890
    2,800,000   NJ EDA (New Jersey American Water Company)(1)                       5.250     07/01/2038        2,755,256
      150,000   NJ EDA (New Jersey American Water Company)                          5.350     06/01/2023          150,462


                    2 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
New Jersey Continued
$   4,735,000   NJ EDA (New Jersey American Water Company)(1)                       5.375%    05/01/2032   $    4,475,427
      100,000   NJ EDA (New Jersey American Water Company)(1)                       5.500     06/01/2023          100,023
    5,000,000   NJ EDA (New Jersey American Water Company)(1)                       5.700     10/01/2039        5,121,250
   12,030,000   NJ EDA (New Jersey American Water Company)(1)                       5.950     11/01/2029       12,044,677
    1,395,000   NJ EDA (New Jersey American Water Company)(1)                       6.000     05/01/2036        1,394,944
    7,475,000   NJ EDA (New Jersey American Water Company)(1)                       6.875     11/01/2034        7,480,382
      125,000   NJ EDA (New Jersey Natural Gas Company)(1)                          5.000     12/01/2038          116,040
       30,000   NJ EDA (New Jersey Transit Corp.)(1)                                5.750     12/15/2017           30,108
       10,000   NJ EDA (New Jersey Transit Corp.)(1)                                5.750     12/15/2017           10,036
      400,000   NJ EDA (Newark Downtown District Management Corp.)(1)               5.125     06/15/2027          363,632
      700,000   NJ EDA (Newark Downtown District Management Corp.)(1)               5.125     06/15/2037          598,493
    3,995,000   NJ EDA (Nui Corp.)(1)                                               5.250     11/01/2033        3,418,921
       15,000   NJ EDA (Nui Corp.)(1)                                               5.250     11/01/2033           13,481
    5,780,000   NJ EDA (Pingry School)(1)                                           5.000     11/01/2038        4,979,008
      365,000   NJ EDA (Public Service Electric and Gas)(1)                         6.400     05/01/2032          365,314
    1,165,000   NJ EDA (Reformed Church Ministries to the Aging The Particulare
                Synod Mid-Atlantics)(1)                                             5.375     12/01/2018        1,061,105
   10,080,000   NJ EDA (School Facilities Construction)(5)                          5.125     03/01/2028       10,482,394
   36,180,000   NJ EDA (School Facilities Construction)(5)                          5.125     03/01/2030       37,296,877
    3,725,000   NJ EDA (St. Francis Life Care Corp.)(1)                             5.700     10/01/2017        3,716,358
    2,230,000   NJ EDA (St. Francis Life Care Corp.)(1)                             5.750     10/01/2023        2,071,246
       10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                     6.250     11/01/2020            9,438
      115,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                     6.375     11/01/2031          102,602
       20,000   NJ EDA (United Methodist Homes of New Jersey)(1)                    5.125     07/01/2018           19,332
        5,000   NJ EDA (United Methodist Homes of New Jersey)(1)                    7.100     07/01/2010            4,998
       25,000   NJ EDA (United Methodist Homes of New Jersey)(1)                    7.200     07/01/2010           25,021
    2,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                   5.250     11/15/2026        2,145,225
    3,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                   5.250     11/15/2036        2,855,650
      625,000   NJ Educational Facilities Authority (Fairleigh Dickinson
                University), Series D(1)                                            5.250     07/01/2032          572,894
   17,000,000   NJ Educational Facilities Authority (Fairleigh Dickinson
                University), Series D                                               6.000     07/01/2025       17,154,190
        5,000   NJ Educational Facilities Authority (Jersey City State
                College)(1)                                                         6.250     07/01/2010            5,021
        5,000   NJ Educational Facilities Authority (Stevens Institute of
                Technology)(1)                                                      5.000     07/01/2018            5,547
      475,000   NJ Health Care Facilities Financing Authority (Avalon at
                Hillsborough)(1)                                                    6.150     07/01/2020          443,299
      750,000   NJ Health Care Facilities Financing Authority (Avalon at
                Hillsborough)(1)                                                    6.375     07/01/2025          681,788
      565,000   NJ Health Care Facilities Financing Authority (Avalon at
                Hillsborough)(1)                                                    6.625     07/01/2035          487,798
    5,245,000   NJ Health Care Facilities Financing Authority (Bayonne
                Hospital)(1)                                                        6.250     07/01/2012        5,244,843


                    3 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
New Jersey Continued
$  19,435,000   NJ Health Care Facilities Financing Authority (Catholic Health
                East)(1)                                                            5.000%    11/15/2033   $   19,222,381
       50,000   NJ Health Care Facilities Financing Authority (CoMC/KMCC
                Obligated Group)(1)                                                 5.500     07/01/2017           50,032
       35,000   NJ Health Care Facilities Financing Authority (CoMC/KMCC
                Obligated Group)(1)                                                 5.500     07/01/2027           34,237
    7,000,000   NJ Health Care Facilities Financing Authority (Deborah Heart &
                Lung Center)(1)                                                     6.300     07/01/2023        6,396,600
      750,000   NJ Health Care Facilities Financing Authority (Hebrew Old Age
                Center of Atlantic City)(1)                                         5.300     11/01/2026          630,773
    1,000,000   NJ Health Care Facilities Financing Authority (Hebrew Old Age
                Center of Atlantic City)(1)                                         5.375     11/01/2036          769,820
    1,260,000   NJ Health Care Facilities Financing Authority (Holy Name
                Hospital)(1)                                                        5.000     07/01/2036        1,097,586
    5,485,000   NJ Health Care Facilities Financing Authority (Jersey Shore
                University Medical Center)(1)                                       6.750     07/01/2019        5,493,447
       50,000   NJ Health Care Facilities Financing Authority (Palisades
                Medical Center)(1)                                                  5.200     07/01/2019           44,597
      435,000   NJ Health Care Facilities Financing Authority (Palisades
                Medical Center)(1)                                                  5.250     07/01/2028          345,072
    1,388,838   NJ Health Care Facilities Financing Authority (Pascack Valley
                Hospital Assoc.)(2)                                                 5.125     07/01/2018               14
    5,589,317   NJ Health Care Facilities Financing Authority (Pascack Valley
                Hospital Assoc.)(2)                                                 5.125     07/01/2028               56
      129,334   NJ Health Care Facilities Financing Authority (Pascack Valley
                Hospital Assoc.)(2)                                                 6.625     07/01/2036                1
    1,000,000   NJ Health Care Facilities Financing Authority (Raritan Bay
                Medical Center)(1)                                                  7.250     07/01/2014          987,190
    9,830,000   NJ Health Care Facilities Financing Authority (Raritan Bay
                Medical Center)(1)                                                  7.250     07/01/2027        7,801,973
       25,000   NJ Health Care Facilities Financing Authority (Society of the
                Valley Hospital)(1)                                                 5.375     07/01/2025           23,575
      150,000   NJ Health Care Facilities Financing Authority (Society of the
                Valley Hospital)(1)                                                 5.750     07/01/2015          150,317
       10,000   NJ Health Care Facilities Financing Authority (Somerset Medical
                Center)(1)                                                          5.500     07/01/2023            9,123
       70,000   NJ Health Care Facilities Financing Authority (Somerset Medical
                Center)(1)                                                          5.500     07/01/2033           56,876
   37,955,000   NJ Health Care Facilities Financing Authority (St. Barnabas
                Corp./St. Barnabas Medical Center Obligated Group)                  6.250(4)  07/01/2030        7,877,181
       45,000   NJ Health Care Facilities Financing Authority (St. Barnabas)(1)     5.000     07/01/2024           39,451
   10,000,000   NJ Health Care Facilities Financing Authority (St. Joseph's
                Hospital & Medical Center)(1)                                       6.625     07/01/2038       10,287,400
      500,000   NJ Health Care Facilities Financing Authority (St. Peter's
                University Hospital/Margaret McLaughlin McCarrick Care Center
                Obligated Group)(1)                                                 6.875     07/01/2020          500,980


                   4 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
New Jersey Continued
$   1,050,000   NJ Health Care Facilities Financing Authority (St. Peter's
                University Hospital/Margaret McLaughlin McCarrick Care Center
                Obligated Group)(1)                                                 6.875%    07/01/2030   $    1,050,956
       50,000   NJ Health Care Facilities Financing Authority (THGS/THGSF
                Obligated Group)(1)                                                 5.200     07/01/2031           43,351
    2,000,000   NJ Health Care Facilities Financing Authority (Trinitas
                Hospital)(1)                                                        5.250     07/01/2030        1,867,780
    3,000,000   NJ Health Care Facilities Financing Authority (Trinitas
                Hospital/Marillac Corp. Obligated Group)                            5.250     07/01/2023        2,943,900
    5,880,000   NJ Health Care Facilities Financing Authority (Trinitas
                Hospital/Marillac Corp. Obligated Group)(1)                         5.250     07/01/2030        5,491,273
       30,000   NJ Higher Education Student Assistance Authority (Student
                Loans)(1)                                                           5.250     06/01/2018           30,311
       80,000   NJ Higher Education Student Assistance Authority (Student
                Loans)(1)                                                           5.300     06/01/2017           80,078
      330,000   NJ Higher Education Student Assistance Authority (Student
                Loans)(1)                                                           6.000     06/01/2015          334,013
   30,000,000   NJ Higher Education Student Assistance Authority (Student
                Loans)(5)                                                           6.125     06/01/2030       32,076,750
       10,000   NJ Higher Education Student Assistance Authority (Student
                Loans)(1)                                                           6.150     06/01/2019           10,114
      570,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                      5.000     11/01/2036          558,275
      125,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                      5.150     11/01/2030          125,241
       45,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                      5.400     11/01/2017           45,035
   10,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)               4.550     10/01/2022        9,980,650
    5,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)               4.625     10/01/2027        4,897,350
      370,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(1)               4.800     10/01/2047          345,636
    4,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)               5.000     10/01/2037        4,493,745
   20,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)               5.200     10/01/2025       20,414,030
    4,570,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)               5.375     04/01/2030        4,689,186
    2,225,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                          4.850     11/01/2039        1,985,412
    1,910,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                          4.950     11/01/2048        1,748,605
      130,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                          5.550     05/01/2027          130,049
      100,000   NJ South Jersey Port Corp.(1)                                       5.250     01/01/2030           97,951
   15,310,000   NJ Tobacco Settlement Financing Corp.(1)                            4.500     06/01/2023       14,679,994
   48,000,000   NJ Tobacco Settlement Financing Corp.(1)                            4.625     06/01/2026       41,026,080
   30,035,000   NJ Tobacco Settlement Financing Corp.(1)                            4.750     06/01/2034       21,539,600
   11,585,000   NJ Tobacco Settlement Financing Corp.(1)                            5.000     06/01/2029        9,721,784
  200,950,000   NJ Tobacco Settlement Financing Corp.                               5.812(4)  06/01/2041       10,702,597
  417,450,000   NJ Tobacco Settlement Financing Corp.                               6.292(4)  06/01/2041       27,368,022
    9,235,000   Port Authority  NY/NJ, 127th Series(5)                              5.250     12/15/2032        9,374,268
   10,500,000   Port Authority  NY/NJ, 143rd Series(5)                              5.000     10/01/2030       10,606,733
      245,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)          5.600     11/01/2025          245,093
       60,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)          5.600     11/01/2025           60,023


                    5 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
New Jersey Continued
$   1,515,000   Salem County, NJ IPCFA (Public Service Electric & Gas)(1)           5.750%    04/01/2031   $    1,518,075
       50,000   Union County, NJ Utilities Authority (County Deficiency)(1)         5.000     06/15/2028           49,996
       50,000   Union County, NJ Utilities Authority (County Deficiency)(1)         5.000     06/15/2028           50,058
       15,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.000     06/01/2016           15,005
    1,770,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.000     06/01/2023        1,728,741
      185,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.350     06/01/2023          185,009
      185,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.375     06/01/2018          185,068
      350,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.375     06/01/2019          350,123
      120,000   Union County, NJ Utilities Authority (Ogden Martin Systems of
                Union)(1)                                                           5.375     06/01/2020          120,028
                                                                                                          ---------------
                                                                                                              559,374,462
                                                                                                          ---------------
New York--2.1%
    1,905,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)           5.750     12/01/2022        1,904,829
    5,940,000   Port Authority  NY/NJ (JFK International Air Terminal)              5.750     12/01/2025        5,939,406
    1,850,000   Port Authority  NY/NJ (KIAC)                                        6.750     10/01/2011        1,849,797
    3,605,000   Port Authority  NY/NJ (KIAC)(1)                                     6.750     10/01/2019        3,401,426
       15,000   Port Authority  NY/NJ, 122nd Series(1)                              5.500     07/15/2014           15,099
                                                                                                          ---------------
                                                                                                               13,110,557
                                                                                                          ---------------
U.S. Possessions--29.4%
     2,970,000  Guam GO(1)                                                          5.125     11/15/2027        2,721,084
     1,455,000  Guam GO(1)                                                          5.400     11/15/2018        1,435,416
       400,000  Guam GO(1)                                                          6.750     11/15/2029          427,232
       600,000  Guam GO(1)                                                          7.000     11/15/2039          643,404
     1,500,000  Guam Government Waterworks Authority & Wastewater System(1)         5.875     07/01/2035        1,482,960
        50,000  Guam Power Authority, Series A(1)                                   5.125     10/01/2029           46,983
       395,000  Northern Mariana Islands Commonwealth, Series A(1)                  5.000     06/01/2017          360,915
     4,625,000  Northern Mariana Islands Commonwealth, Series A(1)                  5.000     06/01/2030        3,457,604
       300,000  Northern Mariana Islands Commonwealth, Series A(1)                  6.750     10/01/2033          277,149
     1,170,000  Northern Mariana Islands Ports Authority, Series A(1)               5.500     03/15/2031          905,650
     2,870,000  Northern Mariana Islands Ports Authority, Series A                  6.250     03/15/2028        2,065,998
     2,500,000  Puerto Rico Aqueduct & Sewer Authority(1)                           0.000(6)  07/01/2024        2,487,125
    10,000,000  Puerto Rico Aqueduct & Sewer Authority(5)                           5.125     07/01/2047       10,064,350
     5,200,000  Puerto Rico Children's Trust Fund (TASC)(1)                         5.500     05/15/2039        4,542,876
     3,000,000  Puerto Rico Children's Trust Fund (TASC)(1)                         5.625     05/15/2043        2,655,870
    26,000,000  Puerto Rico Children's Trust Fund (TASC)                            7.031(4)  05/15/2055          501,540


                    6 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
U.S. Possessions Continued
$      50,000   Puerto Rico Commonwealth GO(1)                                      5.000%    07/01/2026   $       49,994
      950,000   Puerto Rico Commonwealth GO(1)                                      5.250     07/01/2032          956,394
    1,300,000   Puerto Rico Commonwealth GO(1)                                      6.500     07/01/2037        1,435,876
    1,125,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2026        1,180,991
    3,570,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2027        3,718,262
    5,930,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2028        6,127,884
    2,035,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2029        2,089,721
    2,145,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2030        2,197,510
    2,255,000   Puerto Rico Electric Power Authority, Series AAA(7)                 5.250     07/01/2031        2,301,160
    6,200,000   Puerto Rico Electric Power Authority, Series UU(1)                  0.875(8)  07/01/2025        4,863,900
    6,500,000   Puerto Rico Highway & Transportation Authority, Series L(1)         5.250     07/01/2038        6,438,120
   36,000,000   Puerto Rico Highway & Transportation Authority, Series N(1)         0.725(8)  07/01/2045       20,880,000
    1,000,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2027          968,570
    5,000,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2037        4,743,600
    5,000,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2037        4,743,600
    9,750,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2041        9,192,203
   10,100,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2046        9,475,214
    5,000,000   Puerto Rico Infrastructure                                          7.000(4)  07/01/2032        1,169,000
    2,000,000   Puerto Rico Infrastructure                                          7.000(4)  07/01/2033          433,820
      975,000   Puerto Rico Infrastructure                                          7.000(4)  07/01/2035          181,243
    3,000,000   Puerto Rico Infrastructure                                          7.050(4)  07/01/2042          336,060
      400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500     10/01/2037          372,520
      930,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.000     03/01/2036          793,448
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375     02/01/2019           99,750
      555,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375     02/01/2029          519,769
    1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)                    6.625     06/01/2026        1,725,082
      205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                          6.250     08/01/2032          205,135
    1,000,000   Puerto Rico ITEMECF (Polytechnic University)(1)                     5.000     08/01/2032          831,890
      265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated
                Group)(1)                                                           6.250     07/01/2024          265,239
   18,350,000   Puerto Rico Port Authority (American Airlines), Series A            6.300     06/01/2023       15,285,550
       80,000   Puerto Rico Port Authority, Series D(1)                             6.000     07/01/2021           80,066
      305,000   Puerto Rico Public Buildings Authority(1)                           5.250     07/01/2033          304,570
    1,000,000   Puerto Rico Public Buildings Authority(1)                           5.625     07/01/2039        1,024,010
      500,000   Puerto Rico Public Buildings Authority(1)                           6.750     07/01/2036          557,450
      200,000   Puerto Rico Public Buildings Authority(1)                           7.000     07/01/2025          218,540
    1,530,000   Puerto Rico Public Buildings Authority, Series D(1)                 5.250     07/01/2036        1,527,720
   11,500,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                  5.250     08/01/2057       11,601,890
    4,800,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  5.500     08/01/2042        5,013,216
    3,500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  6.500     08/01/2044        3,965,185
   14,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)                  5.750     08/01/2057       14,853,230


                    7 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

  Principal
   Amount                                                                           Coupon     Maturity         Value
-------------                                                                      --------   ----------   --------------
U.S. Possessions Continued
$   2,950,000   University of Puerto Rico, Series Q(1)                              5.000%    06/01/2030   $    2,913,066
      150,000   University of V.I., Series A(1)                                     5.250     12/01/2023          151,025
      710,000   University of V.I., Series A(1)                                     5.375     06/01/2034          697,263
    1,000,000   University of V.I., Series A(1)                                     6.000     12/01/2024          998,010
       40,000   University of V.I., Series A(1)                                     6.250     12/01/2029           39,952
       35,000   V.I. HFA, Series A(1)                                               6.500     03/01/2025           35,035
    5,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)                    6.500     07/01/2021        5,100,950
      400,000   V.I. Public Finance Authority, Series A(1)                          5.000     10/01/2039          381,056
    1,515,000   V.I. Public Finance Authority, Series A(1)                          6.375     10/01/2019        1,542,607
    1,100,000   V.I. Tobacco Settlement Financing Corp.                             6.500(4)  05/15/2035          122,507
    2,050,000   V.I. Tobacco Settlement Financing Corp.                             6.875(4)  05/15/2035          190,794
    3,100,000   V.I. Tobacco Settlement Financing Corp.                             7.625(4)  05/15/2035          271,808
      175,000   V.I. Water & Power Authority                                        5.300     07/01/2021          172,093
                                                                                                           --------------
                                                                                                              189,419,704
                                                                                                           --------------
Total Municipal Bonds and Notes (Cost $846,770,586)                                                           761,904,723
                                                                                                           --------------
Rights, Warrants, and Certificates--0.0%
Converted Organics, Inc. Wts., Strike Price $11, Exp. 2/13/12 (3,9) (Cost $0)                  652,688            124,011
Total Investments, at Value (Cost $846,770,586)-118.4%                                                        762,028,734
                                                                                                           --------------
Liabilities in Excess of Other Assets-(18.4)                                                                 (118,330,844)
                                                                                                           --------------
Net Assets-100.0%                                                                                          $  643,697,890
                                                                                                           ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(7.) When-issued security or delayed delivery to be delivered and settled after April 30, 2010. See accompanying Notes.

(8.) Represents the current interest rate for a variable or increasing rate security.

(9.) Received as a result of a corporate action.


                    8 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                             LEVEL 1--        LEVEL 2--        LEVEL 3--
                            UNADJUSTED   OTHER SIGNIFICANT    SIGNIFICANT
                              QUOTED        OBSERVABLE       UNOBSERVABLE
                              PRICES          INPUTS            INPUTS          VALUE
                            ----------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New Jersey                $     --       $559,374,391          $71       $559,374,462
   New York                        --         13,110,557           --         13,110,557
   U.S. Possessions                --        189,419,704           --        189,419,704
Rights, Warrants,
   and Certificates           124,011                 --           --            124,011
                             --------       ------------          ---       ------------
Total Assets                 $124,011       $761,904,652          $71       $762,028,734
                             ========       ============          ===       ============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP     Certificates of Participation
CoMC    Community Medical Center
DRIVERS Derivative Inverse Tax Exempt Receipts
EDA     Economic Devel. Authority
GO      General Obligation
HDC     Housing Devel. Corp.
HFA     Housing Finance Agency
HFC     Housing Finance Corp.
IPCFA   Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
JFK     John Fitzgerald Kennedy
KMCC    Kensington Manor Care Center
NY/NJ   New York/New Jersey
PCFA    Pollution Control Finance Authority
RITES   Residual Interest Tax Exempt Security
ROLs    Residual Option Longs
SEAM    Sociedad Espanola de Auxilio Mutuo
TASC    Tobacco Settlement Asset-Backed Bonds
THGS    The House of the Good Shepard
THGSF   The House of the Good Shepard Foundation
V.I.    United States Virgin Islands


                    9 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are


                   10 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR
                       DELAYED DELIVERY
                            BASIS
                         TRANSACTIONS
                       ----------------
Purchased securities      $17,477,619
Sold securities            15,146,091

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $123,870,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $180,831,453 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $123,870,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                   11 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL
  AMOUNT      INVERSE FLOATER(1)                                               COUPON RATE (2)   MATURITY DATE     VALUE
-----------   -------------------------------------------------------------   ---------------   -------------   ----------
$ 2,520,000   NJ EDA ROLs(3)                                                       17.835%           3/1/28     $ 2,922,394
  9,045,000   NJ EDA ROLs(3)                                                       17.835            3/1/30      10,161,877
  7,500,000   NJ Higher Education Assistance Authority (Student Loans) ROLs        22.340            6/1/30       9,576,750
  2,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS            8.254           10/1/27       2,397,350
  2,285,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS            9.770            4/1/30       2,404,186
  2,250,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS            9.012           10/1/37       2,243,745
  6,665,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES(3)          14.018           10/1/25       7,079,030
  2,500,000   NJ Hsg. & Mtg. Finance Agency ROLs(3)                                17.380           10/1/22       2,480,650
  2,305,000   Port Authority NY/NJ, 238th Series ROLs                              18.681          12/15/32       2,444,268
  5,250,000   Port Authority NY/NJ, 3205th Series                                   9.032           10/1/30       5,356,733
  2,500,000   Puerto Rico Aqueduct & Sewer Authority ROLs                          17.505            7/1/47       2,564,350
  2,875,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                        18.192            8/1/57       2,976,890
  3,500,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                        20.519            8/1/57       4,353,230
                                                                                                                -----------
                                                                                                                $56,961,453
                                                                                                                ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 9 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $74,655,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $5,330,101
Market Value                        $1,614,643
Market Value as a % of Net Assets         0.25%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The


                   12 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 728,967,633(1)
                                 =============
Gross unrealized appreciation    $  22,114,881
Gross unrealized depreciation     (113,810,534)
                                 -------------
Net unrealized depreciation      $ (91,695,653)
                                 =============

(1.) The Federal tax cost of securities does not include cost of $124,756,754, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                    13 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
MUNICIPAL BONDS AND NOTES--119.6%
PENNSYLVANIA--84.9%
$    1,200,000   Allegheny County, PA Airport Authority (Pittsburgh
                 International Airport)(1)                                           6.000%    01/01/2014   $    1,214,424
        50,000   Allegheny County, PA Airport Authority (Pittsburgh
                 International Airport)(1)                                           6.125     01/01/2017           50,510
        10,000   Allegheny County, PA COP(1)                                         5.000     12/01/2028           10,012
    24,750,000   Allegheny County, PA GO(1)                                          0.717(2)  11/01/2026       20,195,985
       130,000   Allegheny County, PA HDA (Catholic Health East)(1)                  5.375     11/15/2022          132,451
        75,000   Allegheny County, PA HDA (Catholic Health East)(1)                  5.500     11/15/2032           75,616
        80,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)     5.125     05/01/2025           72,426
        25,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)     5.125     05/01/2029           21,923
     3,150,000   Allegheny County, PA HDA (Ohio Valley General Hospital)(1)          5.125     04/01/2035        2,663,199
     3,600,000   Allegheny County, PA HDA (Ohio Valley General Hospital)(1)          5.450     01/01/2028        3,290,580
        55,000   Allegheny County, PA HDA (Pittsburgh Mercy Health System)(1)        5.625     08/15/2026           58,571
        18,755   Allegheny County, PA HDA (The Covenant at South Hills)(3)           7.700     02/01/2009               --
        18,755   Allegheny County, PA HDA (The Covenant at South Hills)(3)           7.800     02/01/2009               --
     1,151,581   Allegheny County, PA HDA (The Covenant at South Hills)(3)           8.625     02/01/2021               12
       228,816   Allegheny County, PA HDA (The Covenant at South Hills)(3)           8.750     02/01/2031                2
    21,095,000   Allegheny County, PA HDA (UPMC Health System)(1)                    0.987(2)  02/01/2037       15,035,461
    10,265,000   Allegheny County, PA HDA (WPAHS/AG/Forbes Health
                 System/WPH/WPAON Obligated Group)(1)                                5.000     11/15/2028        8,712,521
        50,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.250     11/15/2019           50,030
     8,000,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.750     11/15/2035        8,056,000
       860,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.850     03/01/2022          875,626
     1,000,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.950     03/01/2032        1,011,490
     2,500,000   Allegheny County, PA HEBA (Robert Morris University)(1)             5.900     10/15/2028        2,524,750
        15,000   Allegheny County, PA HEBA (Robert Morris University)(1)             6.000     05/01/2028           15,417
     2,000,000   Allegheny County, PA HEBA (Robert Morris University)(1)             6.000     10/15/2038        2,005,180
       115,000   Allegheny County, PA HEBA (Thiel College)(1)                        5.375     11/15/2019          108,161
       110,000   Allegheny County, PA HEBA (Thiel College)(1)                        5.375     11/15/2029           94,030
     3,245,000   Allegheny County, PA HEBA (Waynesburg College)(1)                   4.800     05/01/2036        2,957,785
        10,000   Allegheny County, PA IDA (ARC Allegheny Foundation)(1)              5.000     12/01/2028            9,334
     1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)          5.000     09/01/2021          967,160


                   1 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$    1,225,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)             5.100%    09/01/2026   $    1,149,920
     1,360,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)          5.125     09/01/2031        1,239,055
     2,090,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)       5.100     07/01/2014        2,022,389
    23,750,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)       5.600     07/01/2023       20,458,013
       280,000   Allegheny County, PA Redevel. Authority (Robinson Mall)(1)          6.875     11/01/2017          281,263
        80,000   Allegheny County, PA Redevel. Authority (Robinson Mall)(1)          7.000     11/01/2017           80,626
     1,760,000   Allegheny County, PA Residential Finance Authority (Broadview
                 Manor Apartments)(1)                                                5.950     01/20/2043        1,783,144
     1,355,000   Allegheny County, PA Residential Finance Authority
                 (Independence House Apartments)(1)                                  6.100     01/20/2043        1,387,777
     1,760,000   Allegheny County, PA Residential Finance Authority (Versailles
                 Apartments)(1)                                                      6.160     01/20/2043        1,810,336
         5,000   Beaver County, PA Hospital Authority (Valley Health System)(1)      5.000     05/15/2028            5,001
    13,000,000   Berks County, PA Municipal Authority (Reading Hospital &
                 Medical Center)(4)                                                  5.500     11/01/2031       13,718,445
        40,000   Blair County, PA IDA (The Village at Penn State Retirement
                 Community)(3)                                                       6.400     01/01/2012           32,133
     4,140,000   Blair County, PA IDA (The Village at Penn State Retirement
                 Community)(3)                                                       6.900     01/01/2022        3,329,678
     7,135,000   Blair County, PA IDA (The Village at Penn State Retirement
                 Community)(3)                                                       7.000     01/01/2034        5,741,249
        50,000   Blair County, PA IDA (The Village at Penn State Retirement
                 Community)(3, 5)                                                   10.000     01/01/2012            2,705
     1,180,000   Bonneauville Borough, PA Municipal Authority(1)                     5.250     06/01/2037        1,088,798
     2,000,000   Bonneauville Borough, PA Municipal Authority(1)                     5.300     06/01/2043        1,833,240
     4,720,000   Bradford County, PA IDA (International Paper Company)(1)            4.700     03/01/2019        4,515,482
     5,500,000   Bradford County, PA IDA (International Paper Company)(1)            5.200     12/01/2019        5,450,665
     1,000,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)        6.200     05/01/2019          956,210
        10,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)        6.300     05/01/2029            8,900
     1,000,000   Bucks County, PA IDA (Lutheran Community Telford Center)(1)         5.750     01/01/2027          870,500
     8,255,000   Bucks County, PA IDA (Pennsylvania Suburban Water Company)(1)       5.550     09/01/2032        8,288,598
        80,000   Bucks County, PA IDA (USX Corp.)(1)                                 5.600     03/01/2033           80,008
     2,000,000   Butler County, PA Hospital Authority (Butler Health System)(1)      7.250     07/01/2039        2,267,700


                   2 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$        5,000   Butler County, PA Hospital Authority (Butler Memorial               5.250%    07/01/2012   $        5,014
                 Hospital)(1)
       145,000   Butler County, PA Hospital Authority (Butler Memorial
                 Hospital)(1)                                                        5.250     07/01/2016          145,393
        75,000   Butler County, PA Hospital Authority (Butler Memorial
                 Hospital)(1)                                                        5.250     07/01/2016           75,203
       480,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)             6.000     07/01/2023          465,106
       880,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)             6.250     07/01/2033          823,838
       100,000   Cambridge, PA Area Joint Authority(1)                               5.250     12/01/2021          100,027
     2,865,000   Cambridge, PA Area Joint Authority(1)                               6.000     12/01/2037        2,731,462
        25,000   Carbondale, PA Hsg. Corp.(1)                                        8.125     05/01/2019           25,025
     3,995,000   Centre County, PA Hospital Authority (Mt. Nittany Medical
                 Center)(1)                                                          6.250     11/15/2044        4,167,544
       900,000   Chartiers Valley, PA Industrial and Commercial Devel. Authority
                 (Asbury Health Center)(1)                                           5.750     12/01/2022          800,262
     2,330,000   Chester County, PA H&EFA (Chester County Hospital)(1)               6.750     07/01/2021        2,357,727
     8,750,000   Chester County, PA H&EFA (Chester County Hospital)(1)               6.750     07/01/2031        8,771,525
       245,000   Chester County, PA H&EFA (Devereaux Foundation)(1)                  5.500     05/01/2027          245,527
        25,000   Chester County, PA H&EFA (Immaculata College)(1)                    5.300     10/15/2011           25,019
        30,000   Chester County, PA H&EFA (Immaculata College)(1)                    5.400     10/15/2012           30,021
        65,000   Chester County, PA H&EFA (Immaculata College)(1)                    5.600     10/15/2018           64,054
        25,000   Chester County, PA H&EFA (Immaculata College)(1)                    5.625     10/15/2027           22,931
        45,000   Chester County, PA H&EFA (Jefferson Health System)(1)               5.250     05/15/2022           45,036
    10,000,000   Chester County, PA H&EFA (Jefferson Health System)(1)               5.375     05/15/2027       10,005,700
    23,915,000   Chester County, PA IDA (Aqua Pennsylvania)(4)                       5.000     02/01/2041       23,076,063
     1,100,000   Chester County, PA IDA (Collegium Charter School)(1)                5.000     04/15/2022          926,090
     7,595,000   Chester County, PA IDA (Collegium Charter School)(1)                5.500     04/15/2031        6,069,924
       120,000   Chester Guaranteed Host Community, PA, Series B(1)                  5.800     12/01/2013          120,046
        15,000   Clarion County, PA Hospital Authority (Clarion Hospital)(1)         5.750     07/01/2017           15,010
     1,000,000   Cumberland County, PA Municipal Authority (Diakon Lutheran
                 Ministries)(1)                                                      5.000     01/01/2027          895,460
    12,000,000   Cumberland County, PA Municipal Authority (Diakon Lutheran
                 Ministries)(1)                                                      5.000     01/01/2036       10,160,880
     1,000,000   Cumberland County, PA Municipal Authority (Presbyterian
                 Homes)(1)                                                           5.000     12/01/2020          975,090
     1,950,000   Cumberland County, PA Municipal Authority (Presbyterian
                 Homes)(1)                                                           5.000     12/01/2021        1,885,007


                   3 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$    6,605,000   Delaware County, PA Authority (Cabrini College)(1)                  5.500%    07/01/2024   $    6,608,236
        60,000   Delaware County, PA Authority (CCMC)(1)                             5.300     12/01/2027           52,687
     2,500,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                 Group)(1)                                                           5.000     12/15/2026        2,135,700
        15,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                 Group)(1)                                                           5.375     12/01/2018           14,494
        25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                 Group)(1)                                                           6.250     12/15/2022           27,726
        25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                 Group)(1)                                                           6.250     12/15/2031           27,726
       120,000   Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA
                 Obligated Group)(1)                                                 5.375     11/15/2023          129,515
     1,160,000   Delaware County, PA Authority (Neumann College)(1)                  6.000     10/01/2025        1,240,504
       280,000   Delaware County, PA Authority (Neumann College)(1)                  6.000     10/01/2030          295,103
     2,530,000   Delaware County, PA Authority (Neumann College)(1)                  6.000     10/01/2031        2,549,987
     1,000,000   Delaware County, PA Authority (Neumann College)(1)                  6.125     10/01/2034        1,054,700
     3,000,000   Delaware County, PA Authority (Neumann College)(1)                  6.250     10/01/2038        3,208,200
    11,055,000   Delaware County, PA IDA (Aqua Pennsylvania)(4)                      5.000     11/01/2037       10,749,025
    18,705,000   Delaware County, PA IDA (Aqua Pennsylvania)(4)                      5.000     11/01/2038       18,125,054
     4,500,000   Delaware County, PA IDA (Naamans Creek)(1)                          7.000     12/01/2036        4,149,360
        45,000   Delaware County, PA IDA (Philadelphia Suburban Water Company)(1)    5.350     10/01/2031           45,149
        60,000   Delaware County, PA IDA (Philadelphia Suburban Water Company)(1)    6.000     06/01/2029           60,039
        50,000   Delaware River Port Authority PA/NJ(1)                              5.000     01/01/2026           50,007
        25,000   Derry Township, PA Municipal Authority(1)                           5.100     12/01/2020           25,024
        15,000   East Hempfield Township, PA IDA (Homestead Village)(1)              6.375     11/01/2023           13,674
     4,000,000   Erie County, PA Hospital Authority (St. Vincents Health)(1)         7.000     07/01/2027        4,047,720
       140,000   Erie County, PA IDA (International Paper Company)(1)                5.000     11/01/2018          138,758
        10,000   Erie County, PA IDA (International Paper Company)(1)                5.850     12/01/2020           10,003
     3,000,000   Erie, PA Higher Education Building Authority (Mercyhurst
                 College)(1)                                                         5.500     03/15/2038        3,025,830
     2,240,000   Erie-Western PA Port Authority(1)                                   5.125     06/15/2016        2,357,936
     5,585,000   Fayette County, PA Redevel. Authority (Fayette Crossing)(1)         7.000     09/01/2019        5,550,373
        65,000   Franklin County, PA IDA (The Chambersburg Hospital)(1)              5.000     07/01/2022           62,557


                   4 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$       10,000   Gettysburg, PA Municipal Authority (Gettysburg College)             5.000%    08/15/2023   $       10,027
        40,000   Harrisburg, PA GO                                                   8.751(6)  03/15/2011           36,818
       575,000   Harveys Lake, PA General Municipal Authority (Misericordia
                 University)(1)                                                      6.000     05/01/2019          574,603
     7,080,000   Horsham, PA Industrial and Commercial Devel. Authority
                 (Pennsylvania LTC)(1)                                               6.000     12/01/2037        5,803,901
        90,000   Indiana County, PA IDA Pollution Control (Metropolitan Edison
                 Company)(1)                                                         5.950     05/01/2027           90,011
       140,000   Indiana County, PA IDA Pollution Control (PSEG Power LLC)(1)        5.850     06/01/2027          140,951
     1,530,000   Jefferson County, PA GO(1)                                          5.625     06/01/2028        1,542,179
     5,075,000   Jefferson County, PA GO(1)                                          5.875     06/01/2035        5,109,459
        25,000   Lancaster County, PA Hospital Authority (Landis Homes
                 Retirement Community)(1)                                            5.700     09/01/2018           23,152
        20,000   Lancaster County, PA Hospital Authority (Landis Homes
                 Retirement Community)(1)                                            5.750     09/01/2023           17,177
        25,000   Lancaster County, PA Hospital Authority (St. Anne's Home for
                 the Aged)(1)                                                        6.500     04/01/2015           25,026
        10,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.375     05/01/2013           10,482
        10,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.375     05/01/2018           10,008
        35,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.700     05/01/2031           34,578
    13,665,000   Lawrence County, PA IDA (Shenango Presbyterian Center)(1)           5.625     11/15/2037       10,783,325
     1,020,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             6.000     12/15/2023          957,617
     1,060,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             7.625     11/01/2021        1,083,384
       750,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             7.750     11/01/2033          757,283
       410,000   Lehigh County, PA GPA (Desales University)(1)                       5.125     12/15/2023          399,197
     1,265,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   5.800     11/01/2012        1,181,118
     8,190,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000     11/01/2018        6,315,473
     2,000,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000     11/01/2018        1,542,240
     1,100,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000     11/01/2023          748,759
     3,600,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000     11/01/2023        2,450,484
       115,000   Lehigh County, PA GPA (Lehigh Valley Hospital)(1)                   5.625     07/01/2015          115,187
     2,700,000   Lehigh Northampton, PA Airport Authority(1)                         6.000     05/15/2030        2,699,784
        10,000   Luzerne County, PA Flood Protection Authority(1)                    5.000     01/15/2023           10,026
     5,000,000   Luzerne County, PA IDA(1)                                           7.750     12/15/2027        4,942,600
    22,500,000   Luzerne County, PA IDA (Pennsylvania-American Water)(4)             5.100     09/01/2034       21,917,475


                   5 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$       10,000   Luzerne County, PA IDA (Pennsylvania-American Water)(1)             5.100%    09/01/2034   $        9,741
     2,730,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)         5.000     10/01/2020        2,351,977
     2,900,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)         5.250     10/01/2030        2,272,527
       105,000   Mercer County, PA IDA (Consumers PA Water Company Shenango
                 Valley Division)(1)                                                 6.000     07/01/2030          105,078
       595,000   Millcreek, PA Richland Joint Authority(1)                           5.250     08/01/2022          596,017
       855,000   Millcreek, PA Richland Joint Authority(1)                           5.375     08/01/2027          846,869
     1,000,000   Millcreek, PA Richland Joint Authority(1)                           5.500     08/01/2037          969,710
     2,445,000   Millcreek, PA Richland Joint Authority(1)                           5.500     08/01/2037        2,370,941
        75,000   Monroe County, PA Hospital Authority (Pocono Medical Center)(1)     5.625     01/01/2032           73,295
        10,000   Montgomery County, PA HEHA (Abington Memorial Hospital)             5.000     06/01/2028            9,744
        20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)          5.125     06/01/2027           19,875
        20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)          5.125     06/01/2032           19,547
       110,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)         5.250     10/01/2023          104,112
        50,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)         5.250     10/01/2027           44,493
        80,000   Montgomery County, PA HEHA (Holy Redeemer Physician &
                 Ambulatory Services)(1)                                             5.250     10/01/2023           75,718
       880,000   Montgomery County, PA IDA (ACTS Retirement Life Community)(1)       5.250     11/15/2028          832,119
       270,000   Montgomery County, PA IDA (Pennsylvania-American Water
                 Company)(1)                                                         5.050     06/01/2029          257,580
     3,840,000   Montgomery County, PA IDA (Wordsworth Academy)(1)                   8.000     09/01/2024        3,841,306
     1,000,000   Mount Lebanon, PA Hospital Authority (St. Claire Memorial
                 Hospital)(1)                                                        5.625     07/01/2032        1,004,670
       200,000   New Morgan, PA IDA (Browning-Ferris Industries)(1)                  6.500     04/01/2019          199,972
     2,085,000   New Wilmington, PA Municipal Authority (Westminster College)(1)     5.000     05/01/2027        1,990,737
        85,000   Northampton County, PA IDA (Moravian Hall Square)(1)                5.350     07/01/2010           85,220
        25,000   Northampton County, PA IDA (Moravian Hall Square)(1)                5.550     07/01/2014           25,038
        40,000   Northampton County, PA IDA (Moravian Hall Square)(1)                5.700     07/01/2020           40,008
       830,000   Northumberland County, PA IDA (Aqua Pennsylvania)(1)                5.050     10/01/2039          779,262
     1,205,000   Northumberland County, PA IDA (NHS Youth Services)(1)               5.500     02/15/2033          907,522


                   6 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$    1,735,000   Northumberland County, PA IDA (NHS Youth Services)(1)               7.500%    02/15/2029   $    1,736,770
     3,675,000   Northumberland County, PA IDA (NHS Youth Services)(1)               7.750     02/15/2029        3,715,168
    17,550,000   PA Commonwealth Financing Authority(1)                              5.000     06/01/2032       18,010,863
    11,400,000   PA EDFA (30th Street Garage)(1)                                     5.875     06/01/2033       11,495,874
    10,000,000   PA EDFA (Albert Einstein Healthcare)(1)                             6.250     10/15/2023       10,854,200
        50,000   PA EDFA (Amtrak)(1)                                                 6.000     11/01/2011           51,283
       250,000   PA EDFA (Amtrak)(1)                                                 6.125     11/01/2021          253,445
     5,005,000   PA EDFA (Amtrak)(1)                                                 6.250     11/01/2031        5,069,615
    12,475,000   PA EDFA (Amtrak)(1)                                                 6.375     11/01/2041       12,648,652
    40,000,000   PA EDFA (Bionol Clearfield)(1)                                      8.500     07/15/2015       33,345,600
       500,000   PA EDFA (Fayette Thermal)(1)                                        5.250     12/01/2016          415,370
        35,000   PA EDFA (Fayette Thermal)(1)                                        5.500     12/01/2021           25,926
    14,700,000   PA EDFA (National Gypsum Company)(1)                                6.125     11/01/2027       11,637,990
     5,000,000   PA EDFA (National Gypsum Company)(1)                                6.250     11/01/2027        4,014,850
     5,400,000   PA EDFA (Northampton Generating)                                    6.500     01/01/2013        3,247,830
    21,800,000   PA EDFA (Northampton Generating)                                    6.600     01/01/2019       12,177,480
       500,000   PA EDFA (Northampton Generating)(3)                                 6.875     01/01/2011          142,500
    12,000,000   PA EDFA (Northampton Generating)(3)                                 6.950     01/01/2021        3,441,000
        45,000   PA EDFA (Northwestern Human Services)(1)                            5.125     06/01/2018           40,182
     3,000,000   PA EDFA (Northwestern Human Services)(1)                            5.250     06/01/2028        2,394,060
     3,000,000   PA EDFA (Philadelphia Biosolids Facility)(1)                        6.250     01/01/2032        3,146,070
     1,675,000   PA EDFA (Reliant Energy)(1)                                         6.750     12/01/2036        1,731,866
     1,450,000   PA EDFA (Reliant Energy)(1)                                         6.750     12/01/2036        1,499,228
    39,825,000   PA EDFA (USG Corp.)(1)                                              6.000     06/01/2031       35,627,047
    30,000,000   PA Geisinger Authority Health System, Series A(4)                   5.250     06/01/2039       31,073,100
        50,000   PA HEFA (Allegheny College)(1)                                      5.000     11/01/2026           50,012
       755,000   PA HEFA (Allegheny Delaware Valley Obligated Group)(1)              5.700     11/15/2011          755,529
     3,185,000   PA HEFA (Allegheny Delaware Valley Obligated Group)(1)              5.875     11/15/2021        3,087,698
     1,025,000   PA HEFA (Assoc. of Independent Colleges & Universities)(1)          5.125     05/01/2032          910,508
       100,000   PA HEFA (California University of Pennsylvania Student
                 Assoc.)(1)                                                          5.000     07/01/2028           75,242
       115,000   PA HEFA (California University of Pennsylvania Student
                 Assoc.)(1)                                                          6.750     09/01/2032          116,107
        55,000   PA HEFA (California University of Pennsylvania Student
                 Assoc.)(1)                                                          6.800     09/01/2025           55,935
     1,475,000   PA HEFA (College of Science & Agriculture)(1)                       5.350     04/15/2028        1,316,806
     1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)       5.650     04/15/2025        1,390,592
       815,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)       5.750     04/15/2029          755,587


                   7 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$      220,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)       5.750%    04/15/2034   $      200,587
     3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)       5.800     04/15/2030        2,991,142
     3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)(1)       5.800     04/15/2033        3,123,170
        55,000   PA HEFA (Drexel University)                                         5.750     05/01/2022           55,189
     4,000,000   PA HEFA (Edinboro University Foundation)(1)                         5.750     07/01/2028        3,928,920
     5,500,000   PA HEFA (Edinboro University Foundation)(1)                         5.875     07/01/2038        5,362,775
     5,825,000   PA HEFA (Edinboro University Foundation)(1)                         6.000     07/01/2042        5,686,656
     4,000,000   PA HEFA (Elizabethtown College)(1)                                  5.000     12/15/2027        3,953,600
       130,000   PA HEFA (Frontier II)(1)                                            5.125     04/01/2033          118,333
     2,000,000   PA HEFA (La Salle University)(1)                                    5.000     05/01/2037        1,889,700
        50,000   PA HEFA (La Salle University)(1)                                    5.500     05/01/2034           50,288
     1,490,000   PA HEFA (Marywood University)(1)                                    5.125     06/01/2029        1,384,493
     1,100,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.600     11/15/2010        1,099,681
        70,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875     11/15/2016           69,999
    30,085,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875     11/15/2016       30,084,699
     9,740,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875     11/15/2021        9,442,443
       250,000   PA HEFA (Philadelphia University)(1)                                5.000     06/01/2035          237,653
     3,000,000   PA HEFA (Philadelphia University)(1)                                5.125     06/01/2025        2,924,520
     2,000,000   PA HEFA (Philadelphia University)(1)                                5.250     06/01/2032        1,902,080
     2,005,000   PA HEFA (Philadelphia University)(1)                                5.500     06/01/2020        2,124,859
       105,000   PA HEFA (St. Francis University)(1)                                 5.750     11/01/2023          101,652
     3,925,000   PA HEFA (St. Francis University)(1)                                 6.250     11/01/2018        3,983,993
        60,000   PA HEFA (University of the Arts)(1)                                 5.500     03/15/2020           60,017
     2,000,000   PA HEFA (University of the Arts)(1)                                 5.625     03/15/2025        2,000,220
        25,000   PA HEFA (University of the Arts)(1)                                 5.750     03/15/2030           25,001
       100,000   PA HEFA (UPMC Health System)(1)                                     5.000     08/01/2029          100,474
    12,000,000   PA HEFA (UPMC Health System)(1)                                     5.000     05/15/2031       12,217,920
        30,000   PA HEFA (UPMC Health System)(1)                                     6.000     01/15/2031           31,483
       650,000   PA HEFA (Widener University)(1)                                     5.000     07/15/2026          651,723
       100,000   PA HEFA (Widener University)(1)                                     5.250     07/15/2024          101,375
        70,000   PA HEFA (Widener University)(1)                                     5.400     07/15/2036           70,055
    10,965,000   PA HFA (Single Family Mtg.)(4)                                      4.700     10/01/2037       10,332,511
        35,000   PA HFA (Single Family Mtg.)(1)                                      4.700     10/01/2037           32,699
    33,325,000   PA HFA (Single Family Mtg.), Series 100A(4)                         5.350     10/01/2033       33,899,942
    12,025,000   PA HFA (Single Family Mtg.), Series 102A(4)                         5.500     10/01/2034       12,326,011
     1,030,000   PA HFA (Single Family Mtg.), Series 102A(1)                         5.500     10/01/2034        1,055,781
     8,710,000   PA HFA (Single Family Mtg.), Series 61A(4)                          5.450     10/01/2021        8,715,624
       500,000   PA HFA (Single Family Mtg.), Series 62A(1)                          5.450     10/01/2029          500,245
       555,000   PA HFA (Single Family Mtg.), Series 63A                             5.448(6)  04/01/2030          186,874
        40,000   PA HFA (Single Family Mtg.), Series 64(1)                           5.000     10/01/2017           40,022
         5,000   PA HFA (Single Family Mtg.), Series 66A                             5.650     04/01/2029            5,000


                   8 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$   18,000,000   PA HFA (Single Family Mtg.), Series 72A(4)                          5.350%    10/01/2031   $   18,023,490
       190,000   PA HFA (Single Family Mtg.), Series 72A(1)                          5.350     10/01/2031          190,249
    11,400,000   PA HFA (Single Family Mtg.), Series 73A(4)                          5.350     10/01/2022       11,507,958
    10,030,000   PA HFA (Single Family Mtg.), Series 74B(4)                          5.150     10/01/2022       10,129,849
    30,350,000   PA HFA (Single Family Mtg.), Series 96A(4)                          4.700     10/01/2037       28,466,207
     3,715,000   PA HFA (Single Family Mtg.), Series 97A(1)                          5.500     10/01/2032        3,954,469
     9,000,000   PA HFA (Single Family Mtg.), Series 99A(4)                          5.250     10/01/2032        9,101,995
    11,835,000   PA HFA (Single Family Mtg.), Series 99A(4)                          5.300     10/01/2037       12,008,559
     1,265,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2020        1,205,899
     1,400,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2023        1,291,906
     2,245,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2025        1,997,062
     3,265,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2026        2,850,769
       900,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2027          776,628
     2,510,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2028        2,165,327
     1,470,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000     12/01/2030        1,260,260
    24,615,000   PA Southcentral General Authority (Wellspan Health Obligated
                 Group)(4)                                                           6.000     06/01/2029       26,944,914
        50,000   PA St. Mary Hospital Authority (Franciscan Health)(1)               7.000     06/15/2015           50,138
        15,000   PA State Public School Building Authority (Butler College)(1)       5.400     07/15/2012           15,086
         5,000   PA State Public School Building Authority (Chester Upland
                 School District)(1)                                                 5.150     11/15/2026            5,160
     5,000,000   PA Turnpike Commission(1)                                           0.000(7)  12/01/2038        3,360,450
       300,000   PA West Shore Area Hospital Authority (Holy Spirit Hospital)(1)     6.250     01/01/2032          300,579
       135,000   Philadelphia, PA Airport(1)                                         5.375     06/15/2015          135,317
        15,000   Philadelphia, PA Airport, Series B(1)                               5.250     06/15/2031           14,999
         5,000   Philadelphia, PA Authority for Industrial Devel.(1)                 5.250     10/01/2030            5,376
     6,510,000   Philadelphia, PA Authority for Industrial Devel. (Aero
                 Philadelphia)(1)                                                    5.500     01/01/2024        4,906,978
     3,870,000   Philadelphia, PA Authority for Industrial Devel. (Air Cargo)(1)     7.500     01/01/2025        3,707,228
        25,000   Philadelphia, PA Authority for Industrial Devel. (American
                 College of Physicians)(1)                                           6.000     06/15/2030           25,177
     1,150,000   Philadelphia, PA Authority for Industrial Devel. (Baptist Home
                 of Philadelphia)(1)                                                 5.500     11/15/2018          749,961
       786,000   Philadelphia, PA Authority for Industrial Devel. (Baptist Home
                 of Philadelphia)(1)                                                 5.600     11/15/2028          500,525
        20,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                 Village)(1)                                                         5.600     04/01/2012           20,014


                   9 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$       35,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral         5.700%    04/01/2015   $       35,003
                 Village)(1)
       450,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                 Village)                                                            6.750     04/01/2023          434,948
     2,600,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                 Village)                                                            6.875     04/01/2034        2,395,536
     2,750,000   Philadelphia, PA Authority for Industrial Devel. (First
                 Mtg.-CPAP)(1)                                                       6.125     04/01/2019        1,644,748
        30,000   Philadelphia, PA Authority for Industrial Devel. (Philadelphia
                 Airport)(1)                                                         5.000     07/01/2019           30,016
        10,000   Philadelphia, PA Authority for Industrial Devel. (Philadelphia
                 Airport)(1)                                                         5.125     07/01/2020           10,082
       115,000   Philadelphia, PA Authority for Industrial Devel. (Philadelphia
                 Airport)(1)                                                         5.250     07/01/2028          113,009
     5,000,000   Philadelphia, PA Authority for Industrial Devel. (Philadelphia
                 Airport), Series A(1)                                               5.400     07/01/2022        5,037,700
     1,640,000   Philadelphia, PA Authority for Industrial Devel. (Richard Allen
                 Prep Charter School)(1)                                             6.250     05/01/2033        1,620,304
     1,370,000   Philadelphia, PA Authority for Industrial Devel. (Stapeley
                 Germantown)(1)                                                      5.000     01/01/2015        1,368,781
     1,580,000   Philadelphia, PA Authority for Industrial Devel. (Stapeley
                 Germantown)(1)                                                      5.125     01/01/2021        1,319,569
     2,105,000   Philadelphia, PA Authority for Industrial Devel. Senior Living
                 (Arbor House)(1)                                                    6.100     07/01/2033        2,016,779
       780,000   Philadelphia, PA Authority for Industrial Devel. Senior Living
                 (GIH/PPAM)(1)                                                       5.125     07/01/2016          741,889
     1,860,000   Philadelphia, PA Authority for Industrial Devel. Senior Living
                 (Miriam and Robert M. Rieder House)(1)                              6.100     07/01/2033        1,782,047
     3,000,000   Philadelphia, PA Authority for Industrial Devel. Senior Living
                 (Presbyterian Homes Germantown)(1)                                  5.625     07/01/2035        2,527,080
     1,745,000   Philadelphia, PA Authority for Industrial Devel. Senior Living
                 (Robert Saligman House)(1)                                          6.100     07/01/2033        1,671,867
        25,000   Philadelphia, PA Gas Works(1)                                       5.000     07/01/2014           25,060
        15,000   Philadelphia, PA Gas Works(1)                                       5.000     07/01/2026           15,009
     1,210,000   Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                 Services)(1)                                                        7.250     01/01/2021        1,192,915
    19,420,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)             5.500     07/01/2026       17,691,426
     1,000,000   Philadelphia, PA Municipal Authority(1)                             6.500     04/01/2034        1,076,270
         5,000   Philadelphia, PA New Public Housing Authority(1)                    5.000     04/01/2012            5,352
        20,000   Philadelphia, PA Parking Authority, Series A(1)                     5.250     02/15/2029           20,005
         5,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                 Complex), Series A(1)                                               5.500     07/01/2035            3,847
     1,000,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                 Complex), Series A(1)                                               5.625     07/01/2023          867,310
     1,500,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                 Complex), Series A(1)                                               5.625     07/01/2028        1,234,830


                  10 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$      165,000   Philadelphia, PA Redevel. Authority (Multifamily Hsg.)(1)           5.450%    02/01/2023   $      172,107
     2,580,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments)(1)        6.000     10/01/2023        2,603,607
     4,100,000   Philadelphia, PA Redevel. Authority (Pavilion Apartments)(1)        6.250     10/01/2032        4,102,214
        10,000   Pittsburgh & Allegheny County, PA Public Auditorium Authority(1)    5.000     02/01/2024            9,718
        50,000   Pittsburgh & Allegheny County, PA Public Auditorium Authority(1)    5.000     02/01/2029           46,050
        40,000   Pittsburgh & Allegheny County, PA Public Auditorium Authority(1)    5.250     02/01/2031           37,637
     2,985,000   Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)(1)           6.130     01/20/2043        3,074,998
        20,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)                5.200     10/01/2020           20,058
        30,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)                5.250     10/01/2029           30,047
       775,000   Pittsburgh, PA Urban Redevel. Authority, Series A                   6.250     10/01/2028          782,541
        10,000   Pittsburgh, PA Urban Redevel. Authority, Series A(1)                7.250     02/01/2024           10,015
        40,000   Pittsburgh, PA Urban Redevel. Authority, Series B(1)                5.350     10/01/2022           40,379
        60,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)                5.600     04/01/2020           60,046
        25,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)                5.700     04/01/2030           25,012
        35,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)                5.900     10/01/2022           35,035
       750,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)                5.950     10/01/2029          750,548
         5,000   Pittsburgh, PA Urban Redevel. Authority, Series C(1)                7.125     08/01/2013            5,011
        30,000   Potter County, PA Hospital Authority (Charles Cole Memorial
                 Hospital)(1)                                                        5.250     08/01/2028           24,646
       120,000   Potter County, PA Hospital Authority (Charles Cole Memorial
                 Hospital)(1)                                                        6.050     08/01/2024          120,006
     1,000,000   Pottsville, PA Hospital Authority (Pottsville Hospital & Warne
                 Clinic)(1)                                                          5.500     07/01/2018          964,240
       390,000   Pottsville, PA Hospital Authority (Pottsville Hospital & Warne
                 Clinic)(1)                                                          5.500     07/01/2018          376,054
     4,170,000   Pottsville, PA Hospital Authority (Pottsville Hospital & Warne
                 Clinic)(1)                                                          5.625     07/01/2024        3,750,081
       235,000   Pottsville, PA Hospital Authority (Pottsville Hospital & Warne
                 Clinic)(1)                                                          5.625     07/01/2024          212,529
        30,000   Sayre, PA Health Care Facilities Authority (Guthrie Healthcare
                 System)(1)                                                          5.750     12/01/2021           30,677
        10,000   Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)(1)    5.000     11/01/2028           10,005
     6,500,000   Scranton, PA Parking Authority(1)                                   5.250     06/01/2039        5,845,840
       145,000   Scranton, PA School District(1)                                     5.000     04/01/2022          146,583
        20,000   Scranton-Lackawanna, PA Health & Welfare Authority (Mercy
                 Health System)(1)                                                   5.700     01/01/2023           20,001
         5,000   Sharon, PA Regional Health System Authority (SRPS/SRHS
                 Obligated Group)(1)                                                 5.000     12/01/2028            4,818


                   11 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
PENNSYLVANIA CONTINUED
$      245,000   South Fork, PA Municipal Authority (Conemaugh Valley Memorial       5.000%    07/01/2028   $      229,683
                 Hospital)(1)
         5,000   South Fork, PA Municipal Authority (Conemaugh Valley Memorial
                 Hospital)(1)                                                        5.375     07/01/2022            5,001
     2,000,000   South Fork, PA Municipal Authority (ConemaughHealth System)(8)      5.500     07/01/2029        1,978,820
       355,000   South Fork, PA Municipal Authority (Good Samaritan Medical
                 Center of Johnstown)(1)                                             5.250     07/01/2026          344,439
        15,000   South Fork, PA Municipal Authority (Good Samaritan Medical
                 Center of Johnstown)(1)                                             5.375     07/01/2016           15,029
       100,000   Susquehanna, PA Area Regional Airport Authority(1)                  5.000     01/01/2028           90,096
        45,000   Susquehanna, PA Area Regional Airport Authority(1)                  5.000     01/01/2033           38,713
       140,000   Susquehanna, PA Area Regional Airport Authority(1)                  5.375     01/01/2018          128,262
     4,300,000   Susquehanna, PA Area Regional Airport Authority(1)                  6.500     01/01/2038        4,257,000
       900,000   Susquehanna, PA Area Regional Airport Authority (Aero
                 Harrisburg)(1)                                                      5.500     01/01/2024          689,580
        10,000   Union County, PA Hospital Authority (United Methodist
                 Continuing Care Services)(1)                                        6.250     04/01/2012           10,005
        75,000   Washington County, PA Hospital Authority (Washington
                 Hospital)(1)                                                        5.125     07/01/2028           69,117
     8,000,000   Washington County, PA Redevel. Authority (Victory Centre)(1)        5.450     07/01/2035        6,714,480
       550,000   Washington, PA Township Municipal Authority(1)                      5.875     12/15/2023          539,561
     2,475,000   Washington, PA Township Municipal Authority(1)                      6.000     12/15/2033        2,412,333
     1,085,000   Westmoreland County, PA IDA (Redstone Retirement Community)(1)      5.875     01/01/2032          931,494
     5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University)(1)           5.000     03/01/2027        4,807,000
     5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes University)(1)           5.000     03/01/2037        4,566,200
        10,000   York County, PA IDA (PSEG Power)(1)                                 5.500     09/01/2020           10,207
                                                                                                            --------------
                                                                                                               999,641,792
U.S. POSSESSIONS--34.7%
        35,000   Guam GO                                                             5.375     11/15/2013           35,036
       750,000   Guam GO(1)                                                          6.750     11/15/2029          801,060
     4,000,000   Guam GO(1)                                                          7.000     11/15/2039        4,289,360
       700,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                             5.750     09/01/2031          769,314
     4,320,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
                 (TASC)(1)                                                           5.250     06/01/2032        3,659,990
     1,500,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
                 (TASC)                                                              5.625     06/01/2047        1,285,515
    38,902,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
                 (TASC)                                                              7.250(6)  06/01/2057          573,415
     1,000,000   Northern Mariana Islands Commonwealth, Series A(1)                  5.000     06/01/2017          913,710
     1,000,000   Northern Mariana Islands Commonwealth, Series A(1)                  5.000     10/01/2022          833,750
       600,000   Northern Mariana Islands Commonwealth, Series A(1)                  6.750     10/01/2033          554,298
     2,550,000   Northern Mariana Islands Ports Authority, Series A(1)               5.500     03/15/2031        1,973,853


                  12 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
U.S. POSSESSIONS CONTINUED
$    1,695,000   Northern Mariana Islands Ports Authority, Series A                  6.250%    03/15/2028   $    1,220,163
     1,245,000   Northern Mariana Islands Ports Authority, Series A(1)               6.600     03/15/2028        1,146,060
     4,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                           0.000(7)  07/01/2024        4,476,825
     5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                           6.000     07/01/2038        5,232,600
     3,145,000   Puerto Rico Aqueduct & Sewer Authority(1)                           6.000     07/01/2044        3,282,814
    28,855,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.375     05/15/2033       28,323,491
    88,895,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.500     05/15/2039       77,661,339
    68,835,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.625     05/15/2043       60,938,937
   457,500,000   Puerto Rico Children's Trust Fund (TASC)                            6.432(6)  05/15/2050       17,224,875
   136,000,000   Puerto Rico Children's Trust Fund (TASC)                            7.325(6)  05/15/2055        2,623,440
 1,817,000,000   Puerto Rico Children's Trust Fund (TASC)                            7.625(6)  05/15/2057       29,417,230
     1,725,000   Puerto Rico Commonwealth GO(1)                                      6.000     07/01/2038        1,814,579
     3,365,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2021        3,637,430
     3,545,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2022        3,806,231
     1,365,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2023        1,456,905
     1,435,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2024        1,523,166
     1,510,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2025        1,596,448
     1,750,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2026        1,837,098
     5,540,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2027        5,770,076
     9,220,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2028        9,527,671
     3,160,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2029        3,244,972
     3,330,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2030        3,411,518
     3,505,000   Puerto Rico Electric Power Authority, Series AAA(8)                 5.250     07/01/2031        3,576,747
        25,000   Puerto Rico Highway & Transportation Authority, Series A(1)         5.000     07/01/2038           23,855
       445,000   Puerto Rico Highway & Transportation Authority, Series AA(1)        5.000     07/01/2035          428,927
       325,000   Puerto Rico Highway & Transportation Authority, Series H(1)         5.000     07/01/2028          321,536
       700,000   Puerto Rico Highway & Transportation Authority, Series N(1)         5.250     07/01/2039          691,705
     2,105,000   Puerto Rico IMEPCF (American Airlines)                              6.450     12/01/2025        1,746,897
    12,000,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2041       11,313,480
     2,350,000   Puerto Rico Infrastructure(1)                                       5.000     07/01/2046        2,204,629
     1,400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500     10/01/2037        1,303,820
     1,250,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.000     03/01/2036        1,066,463
       235,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375     02/01/2019          234,413
       500,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375     02/01/2029          468,260
       790,000   Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)(1)              5.750     06/01/2019          393,096
    26,535,000   Puerto Rico Port Authority (American Airlines), Series A            6.250     06/01/2026       21,488,574
     1,170,000   Puerto Rico Port Authority (American Airlines), Series A            6.300     06/01/2023          974,610
        75,000   Puerto Rico Port Authority, Series D(1)                             7.000     07/01/2014           75,230


                  13 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   PRINCIPAL
    AMOUNT                                                                          COUPON      MATURITY         VALUE
--------------                                                                      ------     ----------   --------------
U.S. POSSESSIONS CONTINUED
$    1,000,000   Puerto Rico Public Buildings Authority(1)                           6.500%    07/01/2030   $    1,092,240
     1,000,000   Puerto Rico Public Buildings Authority(1)                           6.750     07/01/2036        1,114,900
     1,015,000   Puerto Rico Public Buildings Authority, Series D(1)                 5.250     07/01/2036        1,013,488
     2,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  6.500     08/01/2044        2,265,820
    49,985,000   Puerto Rico Sales Tax Financing Corp., Series A                     7.140(6)  08/01/2034       11,503,548
    22,130,000   Puerto Rico Sales Tax Financing Corp., Series C(4)                  5.750     08/01/2057       23,479,322
     5,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  6.000     08/01/2042        5,424,150
     1,075,000   University of Puerto Rico, Series Q(1)                              5.000     06/01/2030        1,061,541
     6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)(1)              6.500     07/01/2021        6,741,419
        25,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)        5.000     10/01/2031           24,232
     4,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)                    6.500     07/01/2021        4,080,760
     8,500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 4.700     07/01/2022        7,759,905
     1,500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 5.875     07/01/2022        1,509,480
     5,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 6.125     07/01/2022        5,045,950
    17,450,000   V.I. Tobacco Settlement Financing Corp.                             6.250(6)  05/15/2035        2,191,022
     2,195,000   V.I. Tobacco Settlement Financing Corp.                             6.500(6)  05/15/2035          244,457
     4,150,000   V.I. Tobacco Settlement Financing Corp.                             6.875(6)  05/15/2035          386,241
     7,000,000   V.I. Tobacco Settlement Financing Corp.                             7.625(6)  05/15/2035          613,760
        30,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                   5.000     05/15/2021           29,402
     2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                   5.000     05/15/2031        1,905,717
       435,000   V.I. Water & Power Authority, Series A(1)                           5.000     07/01/2031          421,711
                                                                                                            --------------
                                                                                                               409,084,476
TOTAL INVESTMENTS, AT VALUE (COST $1,468,045,119)-119.6%                                                     1,408,726,268
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.6)                                                                  (231,011,520)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $1,177,714,748
                                                                                                            ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Issue is in default. See accompanying Notes.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) Non-income producing security.

(6.) Zero coupon bond reflects effective yield on the date of purchase.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) When-issued security or delayed delivery to be delivered and settled after April 30, 2010. See accompanying Notes.


                  14 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                            -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Pennsylvania                  $--          $  999,641,778            $14           $  999,641,792
   U.S. Possessions               --             409,084,476             --              409,084,476
                                 ---          --------------            ---           --------------
Total Assets                     $--          $1,408,726,254            $14           $1,408,726,268
                                 ---          --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
AG        Allegheny General Hospital
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DOCNHS    Daughters of Charity National Health Systems
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HECR      Hospital Episcopal Cristo Redentor
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority


                  15 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

HESL      Hospital Episcopal San Lucas
HFA       Housing Finance Agency
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IEP       Iglesia Episcopal Puertorriquena
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS       Mercy Adult Services
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College Of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
ROLs      Residual Option Longs
RR        Residential Resources
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WMHS      Western Maryland Health Systems
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                  16 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $40,998,588
Sold securities                   34,052,647

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $207,847,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a


                  17 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $323,595,544 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $207,847,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                          RATE (2)     DATE         VALUE
----------   ---------------------------------------------------------   --------   --------   ------------
$3,250,000   Berks County, PA Municipal Authority ROLs                    19.476%    11/1/31   $  3,968,445
 7,980,000   Chester County, PA IDA (Water Facilities Authority)(3)       12.846      2/1/41      7,141,063
 3,690,000   Delaware County, PA IDA ROLs(3)                              12.842     11/1/37      3,384,025
 6,240,000   Delaware County, PA IDA ROLs(3)                              12.849     11/1/38      5,660,054
 7,500,000   Luzerne County, PA IDA (Water Facility) ROLs(3)              13.562      9/1/34      6,917,475
 9,000,000   PA Austin Trust Various States Inverse Certificates           9.831     10/1/31      9,023,490
 6,013,000   PA Austin Trust Various States Inverse Certificates          10.134     10/1/34      6,314,011
 7,680,000   PA Austin Trust Various States Inverse Certificates           9.834     10/1/33      7,930,368
 7,500,000   PA Geisinger Authority Health System DRIVERS                 18.160      6/1/39      8,573,100
 5,700,000   PA HFA (Single Family Mtg.) DRIVERS                           9.720     10/1/22      5,807,958
 5,015,000   PA HFA (Single Family Mtg.) DRIVERS                           9.315     10/1/22      5,114,849
 2,180,000   PA HFA (Single Family Mtg.) ROLs                             19.611     10/1/21      2,185,624
 4,320,000   PA HFA (Single Family Mtg.) ROLs(3)                          10.039     10/1/32      4,421,995
 6,335,000   PA HFA (Single Family Mtg.) ROLs                             19.242     10/1/37      9,712,252
 5,020,000   PA HFA (Single Family Mtg.) ROLs(3)                          17.567     10/1/33      5,314,574
 3,575,000   PA HFA (Single Family Mtg.) ROLs(3)                          16.143     10/1/37      3,633,559
 6,415,000   PA HFA (Single Family Mtg.) ROLs(3)                          12.627     10/1/37      5,276,466
 6,155,000   PA Southcentral General Authority (Hanover Hospital) ROLs    20.959      6/1/29      8,484,914
 5,535,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                20.511      8/1/57      6,884,322
                                                                                               ------------
                                                                                               $115,748,544
                                                                                               ============


                  18 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 15-16 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $104,400,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $24,894,225
Market Value                        $12,689,279
Market Value as a % of Net Assets          1.08%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,277,851,339(1)
                                 ==============
Gross unrealized appreciation    $   68,656,235
Gross unrealized depreciation      (132,763,944)
                                 --------------
Net unrealized depreciation      $  (64,107,709)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $194,982,638, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                  19 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Municipal Bonds and Notes--121.0%
Alabama--0.8%
     13,115,000   AL HFA (Single Family)(1)                                5.450%    10/01/2032   $    13,414,940
         15,000   AL HFA (South Bay Apartments)(2)                         5.950     02/01/2033            15,376
     16,120,000   AL IDA Solid Waste Disposal (Pine City Fiber
                  Company)(2)                                              6.450     12/01/2023        13,467,132
      7,665,000   AL IDA Solid Waste Disposal (Pine City Fiber
                  Company)(2)                                              6.450     12/01/2023         6,450,251
      9,175,000   AL Space Science Exhibit Finance Authority(2)            6.000     10/01/2025         7,479,460
         10,000   Alexander City, AL GO(2)                                 5.625     05/01/2021            10,001
      1,810,000   Andalusia-Opp, AL Airport Authority(2)                   5.000     08/01/2026         1,449,683
      7,050,000   Governmental Utility Services Corp. of Moody, AL(2)      7.500     03/01/2038         5,761,613
      2,200,000   Rainbow City, AL Special Health Care Facilities
                  Financing Authority (Regency Pointe)(3,4)                8.250     01/01/2031         1,604,284
         10,000   Selma, AL Industrial Devel. Board (International
                  Paper Company)(2)                                        6.000     05/01/2025            10,027
      7,220,000   Tuscaloosa, AL Educational Building Authority
                  (Stillman College)(2)                                    5.000     06/01/2026         6,426,450
                                                                                                  ---------------
                                                                                                       56,089,217
                                                                                                  ---------------
Alaska--0.2%
         20,000   AK HFC, Series A-1(2)                                    6.100     06/01/2030            20,019
      2,250,000   AK Industrial Devel. & Export Authority (Anchorage
                  Sportsplex/Grace Community Church Obligated Group)       6.150     08/01/2031         1,110,713
         40,000   AK Industrial Devel. & Export Authority
                  (Snettisham)(2)                                          6.000     01/01/2014            40,277
      1,650,000   AK Industrial Devel. & Export Authority Community
                  Provider (Boys & Girls Home)(2)                          5.875     12/01/2027         1,332,128
        500,000   AK Industrial Devel. & Export Authority Community
                  Provider (Boys & Girls Home)(2)                          6.000     12/01/2036           356,205
      5,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)       5.000     06/01/2032         3,944,850
     10,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)       5.000     06/01/2046         6,722,300
     31,850,000   AK Northern Tobacco Securitization Corp. (TASC)          6.125(5)  06/01/2046         1,394,712
     20,860,000   AK Northern Tobacco Securitization Corp. (TASC)          6.375(5)  06/01/2046           809,368
                                                                                                  ---------------
                                                                                                       15,730,572
                                                                                                  ---------------
Arizona--3.4%
    162,650,000   AZ Health Facilities Authority (Banner Health
                  System)(1)                                               1.005(6)  01/01/2037       114,100,131
      3,000,000   Buckeye, AZ Watson Road Community Facilities
                  District(2)                                              5.750     07/01/2022         2,607,000
      5,000,000   Buckeye, AZ Watson Road Community Facilities
                  District(2)                                              6.000     07/01/2030         4,061,700
      9,422,832   East San Luis, AZ Community Facilities District
                  Special Assessment (Area One)(2)                         6.375     01/01/2028         7,695,533
      4,512,000   East San Luis, AZ Community Facilities District
                  Special Assessment (Area Two)                            8.500     01/01/2028         4,320,962
        305,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              5.450     07/15/2021           283,193


                  1 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Arizona Continued
$       810,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              5.625%    07/15/2025   $       731,228
        900,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              5.800     07/15/2030           809,082
      1,015,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              5.900     07/15/2022           968,209
        335,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              6.125     07/15/2027           313,192
        500,000   Estrella Mountain Ranch, AZ Community Facilities
                  District(2)                                              6.200     07/15/2032           465,270
      1,382,000   Estrella Mountain Ranch, AZ Community Facilities
                  District (Golf Village)(2)                               6.000     07/01/2017         1,279,290
      1,260,000   Estrella Mountain Ranch, AZ Community Facilities
                  District (Golf Village)(2)                               6.375     07/01/2022         1,102,412
      3,135,000   Estrella Mountain Ranch, AZ Community Facilities
                  District (Golf Village)(2)                               6.750     07/01/2032         2,574,995
        500,000   Gladden Farms, AZ Community Facilities District(2)       5.500     07/15/2031           393,255
      1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park
                  Service Company)(2)                                      6.750     10/01/2031           932,120
      3,900,000   Maricopa County, AZ IDA (Christian Care
                  Apartments)(2)                                           6.500     01/01/2036         3,672,981
      1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)(2)        8.500     04/20/2041         1,737,442
        355,000   Maricopa County, AZ IDA (Sun King Apartments)(2)         6.750     11/01/2018           315,758
      2,345,000   Maricopa County, AZ IDA (Sun King Apartments)(2)         6.750     05/01/2031         1,799,037
      3,685,000   Maricopa County, AZ IDA (Sun King Apartments)            9.500     11/01/2031         2,888,008
        456,000   Merrill Ranch, AZ Community Facilities District
                  No. 1 Special Assessment Lien(2)                         5.250     07/01/2024           368,028
        368,000   Merrill Ranch, AZ Community Facilities District
                  No. 2 Special Assessment Lien(2)                         5.250     07/01/2024           297,005
        926,000   Merrill Ranch, AZ Community Facilities District
                  No. 2 Special Assessment Lien(2)                         5.300     07/01/2030           694,796
      1,125,000   Palm Valley, AZ Community Facility District No.
                  3(2)                                                     5.300     07/15/2031           875,970
        420,000   Parkway, AZ Community Facilities District No. 1
                  (Prescott Valley)(2)                                     5.300     07/15/2025           352,044
        350,000   Parkway, AZ Community Facilities District No. 1
                  (Prescott Valley)(2)                                     5.350     07/15/2031           274,386
      3,275,000   Phoenix, AZ IDA (America West Airlines)                  6.250     06/01/2019         2,691,657
      7,500,000   Phoenix, AZ IDA (America West Airlines)                  6.300     04/01/2023         5,893,800
      1,650,000   Phoenix, AZ IDA (Espiritu Community Devel.
                  Corp.)(2)                                                6.250     07/01/2036         1,370,903
      1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(2)               5.875     11/01/2037         1,318,354
      5,000,000   Pima County, AZ IDA (American Charter Schools
                  Foundation)(2)                                           5.625     07/01/2038         3,984,500
      1,875,000   Pima County, AZ IDA (Christian Senior Living)(2)         5.050     01/01/2037         1,652,888
        400,000   Pima County, AZ IDA (Desert Technology
                  Schools)(3,4)                                            6.375     02/01/2014           144,440
      1,000,000   Pima County, AZ IDA (Desert Technology
                  Schools)(3,4)                                            7.000     02/01/2024           307,410


                  2 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Arizona Continued
$     1,250,000   Pima County, AZ IDA (Facility Choice Education &
                  Devel. Corp.)(2)                                         6.250%    06/01/2026   $     1,056,863
      3,700,000   Pima County, AZ IDA (Facility Choice Education &
                  Devel. Corp.)(2)                                         6.375     06/01/2036         2,959,149
     12,400,000   Pima County, AZ IDA (Metro Police Facility)(1)           5.375     07/01/2039        12,710,310
      1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)             6.750     04/01/2036         1,350,930
        250,000   Pima County, AZ IDA (Paradise Education Center)(2)       5.875     06/01/2022           195,135
        550,000   Pima County, AZ IDA (Paradise Education Center)(2)       6.000     06/01/2036           371,443
      1,600,000   Pima County, AZ IDA (Sonoran Science Academy)(2)         5.670     12/01/2027         1,355,072
      1,960,000   Pima County, AZ IDA (Sonoran Science Academy)(2)         5.750     12/01/2037         1,566,314
      3,410,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(2)                                      5.450     12/01/2017         3,294,810
      2,215,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(2)                                      5.600     12/01/2022         2,052,441
     11,100,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(2)                                      5.750     12/01/2032         9,981,564
     10,000,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(2)                                      6.550     12/01/2037         9,835,100
      1,495,000   Pinal County, AZ IDA (San Manuel Facility)(2)            6.250     06/01/2026         1,299,319
      1,385,000   Prescott Valley, AZ Southside Community Facilities
                  District No. 1(2)                                        7.250     07/01/2032         1,267,746
      1,500,000   Quail Creek, AZ Community Facilities District(2)         5.550     07/15/2030         1,201,860
      1,435,000   Salte Verde, AZ Financial Corp.(2)                       5.000     12/01/2032         1,308,218
        265,000   Show Low Bluff, AZ Community Facilities District(2)      5.600     07/01/2031           199,921
        275,000   Show Low Bluff, AZ Community Facilities District
                  Special Assessment(2)                                    5.200     07/01/2017           249,574
        730,000   Tucson, AZ IDA (Joint Single Family Mtg.)(2)             5.000     01/01/2039           694,544
      4,000,000   Verrado, AZ Community Facilities District No. 1(2)       5.350     07/15/2031         3,135,840
                                                                                                  ---------------
                                                                                                      229,363,132
                                                                                                  ---------------
Arkansas--0.1%
      7,600,000   Cave Springs, AR Municipal Property (Creeks
                  Special Sewer District)(2)                               6.250     02/01/2038         6,225,312
         25,000   Pine Bluff, AR (International Paper Company)(2)          5.550     08/15/2022            25,005
                                                                                                  ---------------
                                                                                                        6,250,317
                                                                                                  ---------------
California--17.8%
      7,200,000   Adelanto, CA Public Utility Authority(2)                 6.750     07/01/2039         7,396,992
        750,000   Alhambra, CA (Atherton Baptist Homes)(2)                 7.625     01/01/2040           782,535
        690,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1(2)                                     5.000     09/01/2027           506,398
        100,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1
                  Tax Allocation)(2)                                       5.750     05/01/2034            87,130
      5,500,000   Brea, CA Community Facilities District (Brea Plaza
                  Area)(2)                                                 7.375     09/01/2039         5,601,200
         25,000   Buena Park, CA Special Tax (Park Mall)(2)                6.125     09/01/2033            22,421
      8,800,000   CA Access to Loans for Learning Student Loan
                  Corp.(2,3)                                               7.375     01/01/2042         4,431,768


                  3 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
California Continued
$   127,310,000   CA County Tobacco Securitization Agency                  6.489%(5) 06/01/2046   $     5,385,213
    107,400,000   CA County Tobacco Securitization Agency                  6.619(5)  06/01/2050         2,156,592
     33,920,000   CA County Tobacco Securitization Agency                  6.650(5)  06/01/2046         1,249,952
    215,100,000   CA County Tobacco Securitization Agency                  7.000(5)  06/01/2055         2,654,334
    117,250,000   CA County Tobacco Securitization Agency                  7.129(5)  06/01/2055         1,446,865
    143,610,000   CA County Tobacco Securitization Agency                  7.300(5)  06/01/2046         6,074,703
    246,760,000   CA County Tobacco Securitization Agency                  7.477(5)  06/01/2055         2,608,253
     11,485,000   CA County Tobacco Securitization Agency                  8.150(5)  06/01/2033         1,424,025
    102,000,000   CA County Tobacco Securitization Agency                  8.550(5)  06/01/2055         1,078,140
     36,000,000   CA County Tobacco Securitization Agency (TASC)(2)        0.000(7)  06/01/2041        26,290,080
     56,530,000   CA County Tobacco Securitization Agency (TASC)(2)        0.000(7)  06/01/2046        41,160,058
        255,000   CA County Tobacco Securitization Agency (TASC)(2)        5.250     06/01/2045           181,657
     19,000,000   CA County Tobacco Securitization Agency (TASC)(2)        5.250     06/01/2046        13,504,250
      2,435,000   CA County Tobacco Securitization Agency (TASC)(2)        5.500     06/01/2033         2,091,422
      2,610,000   CA County Tobacco Securitization Agency (TASC)(2)        5.875     06/01/2035         2,235,021
      7,285,000   CA County Tobacco Securitization Agency (TASC)(2)        5.875     06/01/2043         5,956,726
      2,930,000   CA County Tobacco Securitization Agency (TASC)(2)        6.000     06/01/2042         2,444,704
      5,000,000   CA County Tobacco Securitization Agency (TASC)(2)        6.125     06/01/2038         4,276,000
     57,000,000   CA County Tobacco Securitization Agency (TASC)           6.400(5)  06/01/2046         2,100,450
    525,920,000   CA County Tobacco Securitization Agency (TASC)           6.664(5)  06/01/2050        13,442,515
      9,475,000   CA Dept. of Veterans Affairs Home Purchase(2)            4.900     12/01/2022         9,245,137
     14,855,000   CA Dept. of Veterans Affairs Home Purchase(1)            5.200     12/01/2028        14,862,356
     30,000,000   CA Educational Funding Services                          6.250     12/01/2042        17,903,400
      7,000,000   CA GO(2)                                                 5.250     03/01/2030         7,188,930
     15,475,000   CA GO(2)                                                 5.600     03/01/2036        16,212,848
     14,500,000   CA GO(2)                                                 6.000     03/01/2033        16,008,435
     10,700,000   CA GO(2)                                                 6.000     04/01/2038        11,679,050
     19,000,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(2)                                                5.000     06/01/2033        15,518,250
     19,815,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(2)                                                5.125     06/01/2047        13,838,598
    153,715,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                                5.750     06/01/2047       118,488,525
     75,000,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(2)                                                5.750     06/01/2047        57,812,250
    340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)      6.000(5)  06/01/2047        10,465,200
  1,296,000,000   CA Golden State Tobacco Securitization Corp. (TASC)      6.082(5)  06/01/2047        48,470,400
     16,000,000   CA Health Facilities Financing Authority
                  (SJHS/SJHCN/SJHE/SJHO Obligated Group)(2)                5.750     07/01/2039        16,693,280
     15,420,000   CA Health Facilities Financing Authority
                  (SJHS/SJHCN/SJHE/SJHO Obligated Group)(1)                5.750     07/01/2039        16,088,380
     12,095,000   CA Health Facilities Financing Authority (Sutter
                  Health/California Pacific Medical Center Obligated
                  Group)(2)                                                5.000     11/15/2042        11,149,050


                  4 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
California Continued
$     7,600,000   CA Health Facilities Financing Authority (Sutter
                  Health/California Pacific Medical Center)(2)             5.250%    11/15/2046   $     7,228,588
      8,600,000   CA M-S-R Energy Authority(2)                             7.000     11/01/2034        10,168,640
        750,000   CA Municipal Finance Authority (Harbor Regional
                  Center)(2)                                               8.500     11/01/2039           797,700
     10,615,000   CA Public Works(2)                                       5.375     03/01/2024        10,918,058
      8,700,000   CA Public Works(2)                                       5.500     03/01/2025         9,034,080
      6,500,000   CA Public Works(2)                                       5.750     03/01/2030         6,686,290
      1,000,000   CA Public Works(2)                                       6.000     03/01/2035         1,044,460
      3,960,000   CA Public Works(2)                                       6.625     11/01/2034         4,335,408
    160,600,000   CA Silicon Valley Tobacco Securitization Authority       8.147(5)  06/01/2056         1,797,114
     15,000,000   CA Silicon Valley Tobacco Securitization Authority       8.150(5)  06/01/2041           983,400
     82,250,000   CA Silicon Valley Tobacco Securitization Authority       8.435(5)  06/01/2056           786,310
      1,000,000   CA Statewide CDA (Aspire Public Schools)(2)              6.000     07/01/2040           990,270
         10,000   CA Statewide CDA (Escrow Term)(2)                        6.750     09/01/2037             9,720
     14,400,000   CA Statewide CDA (Fairfield Apartments)(3,4)             7.250     01/01/2035         5,760,432
      2,141,800   CA Statewide CDA (Microgy Holdings)                      9.000     12/01/2038           214,180
      1,500,000   CA Statewide CDA (Notre Dame de Namur
                  University)(2)                                           6.625     10/01/2033         1,338,300
      5,000,000   CA Statewide CDA (Sutter Health Obligated Group)(2)      5.500     08/15/2034         5,047,700
      6,000,000   CA Statewide CDA (Sutter Health Obligated Group)(2)      5.625     08/15/2042         6,051,300
      1,500,000   CA Statewide CDA (Thomas Jefferson School of
                  Law)(2)                                                  7.250     10/01/2038         1,558,665
        200,000   CA Statewide CDA Special Tax Community Facilities
                  District No. 2007-1 (Orinda)(2)                          5.600     09/01/2020           182,062
    555,300,000   CA Statewide Financing Authority Tobacco Settlement      7.001(5)  06/01/2055         6,852,402
    260,000,000   CA Statewide Financing Authority Tobacco Settlement      7.876(5)  06/01/2055         2,748,200
    301,950,000   CA Statewide Financing Authority Tobacco Settlement      8.000(5)  06/01/2046        11,715,660
      4,500,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)(2)                                                6.000     05/01/2037         3,884,805
      1,405,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)(2)                                                6.000     05/01/2043         1,170,772
        100,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)(2)                                                6.000     05/01/2043            83,329
     11,400,000   CA Valley Health System COP                              6.875     05/15/2023         6,256,776
         55,000   CA Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)(2)                  6.700     09/01/2020            40,680
     10,465,000   Cerritos, CA Community College District(1)               5.250     08/01/2033        10,891,925
        165,000   Chino, CA Community Facilities District Special
                  Tax(2)                                                   5.000     09/01/2026           132,066
        990,000   Chino, CA Community Facilities District Special
                  Tax No. 2005-1(2)                                        5.000     09/01/2023           729,343


                  5 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
California Continued
$     1,500,000   Chino, CA Community Facilities District Special
                  Tax No. 2005-1(2)                                        5.000%    09/01/2036   $       930,675
        350,000   Chino, CA Community Facilities District Special
                  Tax No. 2009-19-1(2)                                     6.250     09/01/2027           348,863
        275,000   Chino, CA Community Facilities District Special
                  Tax No. 2009-19-1(2)                                     6.375     09/01/2028           275,072
      1,300,000   Chino, CA Community Facilities District Special
                  Tax No. 2009-19-1(2)                                     6.750     09/01/2040         1,308,489
      1,440,000   Coyote Canyon, CA Public Facilities Community
                  Facilities District No. 2004-1(2)                        6.625     09/01/2039         1,462,349
     33,000,000   Desert, CA Community College District(1)                 5.000     08/01/2037        33,539,385
        840,000   Elsinore Valley, CA Municipal Water District
                  Community Facilities District No. 2004-1(2)              6.625     09/01/2040           857,170
        100,000   Fort Bragg, CA Redevel. Agency Tax Allocation(2)         5.300     05/01/2024           100,834
        200,000   Imperial, CA Redevel. Agency Tax Allocation
                  (Imperial Redevel.)(2)                                   5.000     12/01/2036           162,046
     80,000,000   Inland, CA Empire Tobacco Securitization Authority
                  (TASC)                                                   6.750(5)  06/01/2047         2,100,000
     10,000,000   Inland, CA Empire Tobacco Securitization Authority
                  (TASC)                                                   7.587(5)  06/01/2036           922,000
    432,795,000   Inland, CA Empire Tobacco Securitization Authority
                  (TASC)                                                   7.626(5)  06/01/2057         3,722,037
  1,000,000,000   Inland, CA Empire Tobacco Securitization Authority
                  (TASC)                                                   8.001(5)  06/01/2057         8,640,000
        450,000   Jurupa, CA Community Services District Special Tax
                  Community Facilities District No. 29(2)                  8.250     09/01/2029           477,878
      1,000,000   Jurupa, CA Community Services District Special Tax
                  Community Facilities District No. 29(2)                  8.625     09/01/2039         1,075,250
      1,000,000   Lake Elsinore, CA Unified School District
                  Community Facilities District No. 04-3(2)                5.250     09/01/2029           662,520
      1,360,000   Lathrop, CA Special Tax Community Facilities
                  District No. 03-2(2)                                     7.000     09/01/2033         1,355,172
     13,000,000   Long Beach, CA Harbor(1)                                 5.200     05/15/2027        13,180,518
     31,940,000   Los Angeles, CA Dept. of Airports (Los Angeles
                  International Airport)(1)                                5.375     05/15/2030        32,852,206
      5,000,000   Los Angeles, CA Dept. of Water & Power(1)                5.000     07/01/2034         5,212,150
      5,000,000   Los Angeles, CA Dept. of Water & Power(1)                5.000     07/01/2039         5,164,850
     16,260,000   Los Angeles, CA Harbor Dept.(1)                          5.250     08/01/2039        16,998,123
      5,700,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Air Canada)                                       8.750     10/01/2014         5,491,950
         15,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)(2)                             7.000     12/01/2012            14,962
      5,350,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)(2)                             7.125     12/01/2024         5,357,597
     74,145,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)(2)                             7.500     12/01/2024        74,744,092
     17,810,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)(2)                             7.500     12/01/2024        17,909,380


                  6 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
California Continued
$     2,825,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Continental Airlines)(2)                          5.650%    08/01/2017   $     2,586,570
      1,135,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Delta Airlines)(2)                                6.350     11/01/2025         1,074,073
     12,900,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Delta-Continental Airlines)(2)                    9.250     08/01/2024        12,896,388
        400,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (United Airlines)(3,4)                             6.875     11/15/2012                 --
      2,590,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (United Airlines)(3,4)                             8.800     11/15/2021                 --
     11,000,000   Los Angeles, CA Unified School District(1)               5.000     07/01/2032        11,238,535
     30,000,000   Los Angeles, CA Unified School District(1)               5.000     07/01/2032        30,650,550
      7,330,000   Los Angeles, CA Unified School District(1)               5.000     01/01/2034         7,475,626
     10,550,000   Los Angeles, CA Unified School District(1)               5.000     01/01/2034        10,759,510
      8,755,000   Los Angeles, CA Unified School District(1)               5.000     01/01/2034         8,928,798
     11,535,000   Newport Beach, CA (Presbyterian Hoag Memorial
                  Hospital)(1)                                             5.000     12/01/2024        11,857,947
    115,975,000   Northern CA Tobacco Securitization Authority (TASC)      6.375(5)  06/01/2045         4,683,071
      5,925,000   Palm Desert, CA Improvement Bond Act 1915(2)             5.100     09/02/2037         3,956,656
         10,000   Perris, CA Public Financing Authority, Series A(2)       6.125     09/01/2034             9,146
      2,500,000   Rancho Mirage, CA Joint Powers Financing Authority
                  (Eisenhower Medical Center/Eisenhower Health
                  Services Obligated Group)(2)                             5.000     07/01/2047         2,245,975
         20,000   Rancho Santa Fe, CA Community Services District
                  Special Tax(2)                                           6.700     09/01/2030            20,014
      6,700,000   Riverside, CA (Recovery Zone Facility) COP(2)            5.500     03/01/2040         6,759,429
        400,000   Riverside, CA Special Tax Community Facilities
                  District No. 92-1, Series A(2)                           5.300     09/01/2034           325,568
      1,750,000   Sacramento County, CA COP(2)                             5.750     02/01/2030         1,741,653
      2,200,000   San Diego County, CA COP                                 5.700     02/01/2028         1,591,128
     15,000,000   San Diego, CA Public Facilities Financing
                  Authority(1)                                             5.375     08/01/2034        15,948,300
     22,110,000   San Francisco, CA Bay Area Toll Authority(1)             5.000     04/01/2031        22,770,794
     16,260,000   San Francisco, CA Bay Area Toll Authority(1)             5.125     04/01/2047        16,734,091
     12,000,000   Southern CA Metropolitan Water District(1)               5.000     07/01/2035        12,700,320
     45,440,000   Southern CA Tobacco Securitization Authority(2)          5.125     06/01/2046        31,600,794
    195,570,000   Southern CA Tobacco Securitization Authority             6.383(5)  06/01/2046         7,588,116
     41,325,000   Southern CA Tobacco Securitization Authority             6.400(5)  06/01/2046         1,522,826
    143,080,000   Southern CA Tobacco Securitization Authority             7.100(5)  06/01/2046         4,243,753
      5,125,000   Southern CA Tobacco Securitization Authority
                  (TASC)(2)                                                5.000     06/01/2037         4,016,053
      5,425,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(2)                       5.450     09/01/2026         3,179,538
      4,000,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(2)                       5.500     09/01/2036         2,073,240
        200,000   Upland, CA Community Facilities District (San
                  Antonio)(2)                                              6.100     09/01/2034           177,174


                  7 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
California Continued
$        60,000   West Patterson, CA Financing Authority Special Tax(2)    6.700%    09/01/2032   $        52,267
         35,000   West Patterson, CA Financing Authority Special Tax
                  Community Facilities District No. 2001-1-A(2)            6.500     09/01/2026            30,980
      5,555,000   Western Placer, CA Unified School District(2)            5.750     08/01/2049         5,622,771
     15,000,000   Westminster, CA Redevel. Agency Tax Allocation(1)        5.750     11/01/2045        16,127,025
      7,500,000   Westminster, CA Redevel. Agency Tax Allocation(1)        6.250     11/01/2039         8,566,275
         75,000   Woodland, CA Special Tax Community Facilities
                  District No. 1(2)                                        6.000     09/01/2028            67,885
                                                                                                  ---------------
                                                                                                    1,184,340,535
                                                                                                  ---------------
Colorado--4.6%
      1,000,000   CO Andonea Metropolitan District No. 2(2)                6.125     12/01/2025           826,050
      2,380,000   CO Andonea Metropolitan District No. 3(2)                6.250     12/01/2035         1,793,140
      5,000,000   CO Arista Metropolitan District(2)                       6.750     12/01/2035         3,628,000
     14,000,000   CO Arista Metropolitan District                          9.250     12/01/2037        12,825,260
      3,120,000   CO Beacon Point Metropolitan District(2)                 6.125     12/01/2025         2,819,419
      3,500,000   CO Beacon Point Metropolitan District(2)                 6.250     12/01/2035         3,008,565
        500,000   CO Castle Oaks Metropolitan District(2)                  6.125     12/01/2035           380,610
      5,675,000   CO Central Marksheffel Metropolitan District(2)          7.250     12/01/2029         5,550,491
      1,000,000   CO Confluence Metropolitan District(2)                   5.400     12/01/2027           740,060
      1,000,000   CO Copperleaf Metropolitan District No. 2(2)             5.850     12/01/2026           743,630
      1,850,000   CO Copperleaf Metropolitan District No. 2(2)             5.950     12/01/2036         1,261,441
      1,025,000   CO Country Club Highlands Metropolitan District(2)       7.250     12/01/2037           830,424
      1,700,000   CO Crystal Crossing Metropolitan District(2)             6.000     12/01/2036         1,167,594
      1,255,000   CO Educational and Cultural Facilities Authority
                  (Carbon Valley Academy Charter School)(2)                5.625     12/01/2036         1,013,475
        885,000   CO Educational and Cultural Facilities Authority
                  (Crown Point Charter School)(2)                          5.000     07/15/2039           833,201
      2,475,000   CO Educational and Cultural Facilities Authority
                  (Inn at Auraria)                                         5.375     07/01/2015         1,524,724
     24,295,000   CO Educational and Cultural Facilities Authority
                  (Inn at Auraria)                                         6.000     07/01/2042        13,793,486
      1,335,000   CO Elbert and Highway 86 Metropolitan District(2)        5.750     12/01/2036           955,566
      5,000,000   CO Elbert and Highway 86 Metropolitan District(2)        7.500     12/01/2032         4,322,950
      2,448,000   CO Elkhorn Ranch Metropolitan District(2)                6.375     12/01/2035         1,927,384
        700,000   CO Fallbrook Metropolitan District(2)                    5.625     12/01/2026           542,304
     26,250,000   CO Health Facilities Authority (Catholic Health
                  Initiatives)(1)                                          5.000     07/01/2039        26,614,744
      1,225,000   CO Health Facilities Authority Health &
                  Residential Care Facilities (Volunteers of
                  America)(2)                                              5.300     07/01/2037           965,851
      2,960,000   CO Heritage Todd Creek Metropolitan District(2)          5.500     12/01/2037         2,010,994
      5,315,000   CO High Plains Metropolitan District(2)                  6.125     12/01/2025         4,309,880
     10,875,000   CO High Plains Metropolitan District(2)                  6.250     12/01/2035         8,193,443
        706,000   CO Horse Creek Metropolitan District(2)                  5.750     12/01/2036           500,257
        110,000   CO Hsg. & Finance Authority(2)                           6.400     11/01/2024           113,963
        260,000   CO Hsg. & Finance Authority(2)                           8.400     10/01/2021           280,441


                  8 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Colorado Continued
$         5,000   CO Hsg. & Finance Authority (Single Family)(2)           6.500%    11/01/2029   $         5,152
         10,000   CO Hsg. & Finance Authority (Single Family)(2)           6.800     04/01/2030            10,259
          9,000   CO Hsg. & Finance Authority (Single Family)(2)           7.250     05/01/2027             9,168
      1,700,000   CO Huntington Trails Metropolitan District               0.000(7)  12/01/2037         1,486,157
        500,000   CO Huntington Trails Metropolitan District(2)            6.250     12/01/2036           375,415
      2,500,000   CO International Center Metropolitan District
                  No. 3(2)                                                 6.500     12/01/2035         1,847,150
      1,145,000   CO Liberty Ranch Metropolitan District(2)                6.250     12/01/2036           859,700
      1,875,000   CO Madre Metropolitan District No. 2(2)                  5.500     12/01/2036         1,262,494
      2,800,000   CO Mountain Shadows Metropolitan District(2)             5.625     12/01/2037         1,860,628
      1,715,000   CO Multifamily Hsg. Revenue Bond Pass-Through
                  Certificates (MS Loveland/American International
                  Obligated Group)(2)                                      6.000(6)  11/01/2033         1,572,312
      3,000,000   CO Murphy Creek Metropolitan District No. 3(2)           6.000     12/01/2026         1,686,150
     10,060,000   CO Murphy Creek Metropolitan District No. 3(2)           6.125     12/01/2035         5,137,139
      2,275,000   CO Neu Towne Metropolitan District(3)                    7.250     12/01/2034           659,068
      1,290,000   CO North Range Metropolitan District No. 2(2)            5.500     12/15/2018         1,145,456
      1,000,000   CO North Range Metropolitan District No. 2(2)            5.500     12/15/2037           731,830
      4,500,000   CO Northwest Metropolitan District No. 3(2)              6.125     12/01/2025         3,717,225
      7,855,000   CO Northwest Metropolitan District No. 3(2)              6.250     12/01/2035         6,081,969
     12,585,000   CO Park Valley Water and Sanitation Metropolitan
                  District                                                 6.000(5)  12/15/2017         7,681,884
        320,000   CO Potomac Farms Metropolitan District(2)                0.000(7)  12/01/2023           284,909
      1,590,000   CO Potomac Farms Metropolitan District(2)                7.250     12/01/2037         1,166,233
        835,000   CO Prairie Center Metropolitan District No. 3(2)         5.250     12/15/2021           719,394
      1,250,000   CO Prairie Center Metropolitan District No. 3(2)         5.400     12/15/2031           983,363
        990,000   CO Prairie Center Metropolitan District No. 3(2)         5.400     12/15/2031           778,823
      2,275,000   CO Regency Metropolitan District(2)                      5.750     12/01/2036         1,635,771
      1,750,000   CO Serenity Ridge Metropolitan District No. 2            7.500     12/01/2034           783,650
      1,320,000   CO Silver Peaks Metropolitan District(2)                 5.750     12/01/2036           922,891
     10,230,000   CO Sorrell Ranch Metropolitan District(2)                5.750     12/01/2036         7,929,478
      1,735,000   CO Sorrell Ranch Metropolitan District                   6.750     12/15/2036         1,423,550
      1,330,000   CO Stoneridge Metropolitan District(2)                   5.625     12/01/2036           938,741
      2,063,000   CO Tallgrass Metropolitan District(2)                    5.250     12/01/2037         1,581,516
      8,000,000   CO Talon Pointe Metropolitan District(2)                 8.000     12/01/2039         7,438,960
        655,000   CO Todd Creek Farms Metropolitan District No. 1          6.125     12/01/2019           326,707
        695,000   CO Traditions Metropolitan District No. 2(2)             5.750     12/01/2036           492,463
      4,390,000   CO Traditions Metropolitan District No. 2 CAB            0.000(7)  12/15/2037         3,158,254
      3,780,000   CO Waterview I Metropolitan District(2)                  8.000     12/15/2032         3,450,422
        500,000   CO Wheatlands Metropolitan District(2)                   6.000     12/01/2025           407,550
      2,500,000   CO Wheatlands Metropolitan District(2)                   6.125     12/01/2035         1,882,200
      4,000,000   CO Wheatlands Metropolitan District No. 2                8.250     12/15/2035         3,734,760
      3,875,000   CO Woodmen Heights Metropolitan District No. 1           6.750     12/01/2020         3,512,571
     21,195,000   CO Woodmen Heights Metropolitan District No. 1           7.000     12/01/2030        17,910,411
        500,000   CO Wyndham Hill Metropolitan District(2)                 6.250     12/01/2025           408,970


                  9 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Colorado Continued
$       892,000   CO Wyndham Hill Metropolitan District(2)                 6.375%    12/01/2035   $       683,450
     18,510,000   Colorado Springs, CO Urban Renewal (University
                  Village Colorado)(2)                                     7.000     12/01/2029        16,459,092
     75,375,000   Denver, CO City & County Airport Special
                  Facilities (United Air Lines)(2)                         5.250     10/01/2032        59,206,309
     35,200,000   Denver, CO City & County Airport Special
                  Facilities (United Air Lines)(2)                         5.750     10/01/2032        29,594,752
        375,000   Eagle County, CO Airport Terminal Corp.(2)               5.250     05/01/2020           352,410
        750,000   Tabernash Meadows, CO Water & Sanitation
                  District(2)                                              7.125     12/01/2034           759,270
                                                                                                  ---------------
                                                                                                      308,533,373
                                                                                                  ---------------
Connecticut--0.1%
        145,000   CT Devel. Authority (Bridgeport Hydraulic
                  Company)(2)                                              6.150     04/01/2035           145,426
        125,000   CT Devel. Authority (Bridgeport Hydraulic
                  Company)(2)                                              6.150     04/01/2035           125,368
         80,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                  Foundation Obligated Group)(2)                           6.500     07/01/2012            80,228
         20,000   CT H&EFA (St. Mary's Hospital Corp.)(2)                  5.500     07/01/2012            19,938
        470,000   Georgetown, CT Special Taxing District                   5.125     10/01/2036           240,908
      3,750,000   Mashantucket, CT Western Pequot Tribe, Series B          5.500     09/01/2036         1,920,713
      1,750,000   Mashantucket, CT Western Pequot Tribe, Series B          5.750     09/01/2027           949,830
      6,000,000   Mashantucket, CT Western Pequot Tribe, Series B(8)       6.500     09/01/2031         3,071,940
      1,665,000   West Haven, CT Hsg. Authority (Meadow Landing
                  Apartments)(2)                                           6.000     01/01/2028         1,601,747
                                                                                                  ---------------
                                                                                                        8,156,098
                                                                                                  ---------------
Delaware--0.1%
        215,000   DE Hsg. Authority (Multifamily Mtg.)(2)                  7.375     01/01/2015           212,889
         55,000   DE Hsg. Authority (Single Family Mtg.)(2)                6.000     07/01/2032            55,079
      6,939,000   Millsboro, DE Special Obligation (Plantation
                  Lakes)(2)                                                5.450     07/01/2036         4,929,257
                                                                                                  ---------------
                                                                                                        5,197,225
                                                                                                  ---------------
District of Columbia--2.5%
     18,525,000   District of Columbia (National Public Radio)(1)          5.000     04/01/2043        18,684,914
        115,000   District of Columbia HFA (Benning Road
                  Apartments)(2)                                           6.300     01/01/2012           112,368
     10,380,000   District of Columbia HFA (Shipley Park
                  Apartments)(1)                                           4.800     06/01/2038        10,422,921
        105,000   District of Columbia Tobacco Settlement Financing
                  Corp.(2)                                                 6.250     05/15/2024           105,593
     32,680,000   District of Columbia Tobacco Settlement Financing
                  Corp.(2)                                                 6.750     05/15/2040        32,758,432
    515,000,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                             6.367(5)  06/15/2046        20,260,100
  1,375,680,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                             6.897(5)  06/15/2055        16,054,186
  1,055,000,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                             7.250(5)  06/15/2055        11,794,900


                 10 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
District of Columbia Continued
     29,315,000   Metropolitan Washington D.C. Airport Authority(1)        5.000%    10/01/2032   $    29,322,623
     16,615,000   Metropolitan Washington D.C. Airport Authority
                  (Dulles Toll Road)                                       1.060(5)  10/01/2041        12,082,926
     12,100,000   Metropolitan Washington D.C. Airport Authority,
                  Series B(1)                                              5.000     10/01/2034        12,064,492
                                                                                                  ---------------
                                                                                                      163,663,455
                                                                                                  ---------------
Florida--15.3%
      1,040,000   Aberdeen, FL Community Devel. District                   5.250     11/01/2015           572,000
        300,000   Aberdeen, FL Community Devel. District                   5.500     11/01/2011           165,000
     22,500,000   Aberdeen, FL Community Devel. District                   5.500     05/01/2036        12,633,300
      8,000,000   Alachua County, FL Industrial Devel. Revenue
                  (North Florida Retirement Village)(2)                    5.875     11/15/2042         6,543,360
      5,350,000   Amelia Concourse, FL Community Devel. District(3)        5.750     05/01/2038         2,355,980
      1,770,000   Amelia Walk, FL Community Devel. District Special
                  Assessment(3)                                            5.500     05/01/2037           886,345
     11,880,000   Arborwood, FL Community Devel. District (Centex
                  Homes)(2)                                                5.250     05/01/2016         9,955,202
     13,620,000   Arlington Ridge, FL Community Devel. District            5.500     05/01/2036         5,968,420
      2,200,000   Avelar Creek, FL Community Devel. District(2)            5.375     05/01/2036         1,523,500
      1,045,000   Avignon Villages, FL Community Devel. District(3,4)      5.300     05/01/2014           261,250
        755,000   Avignon Villages, FL Community Devel. District(3,4)      5.400     05/01/2037           188,750
      1,000,000   Bahia Lakes, FL Community Devel. District(2)             5.450     05/01/2037           711,170
      2,545,000   Bainebridge, FL Community Devel. District(2)             5.500     05/01/2038         1,672,447
     14,970,000   Baker, FL Correctional Devel. Corp. (Detention
                  Center)                                                  7.500     02/01/2030        11,832,737
      2,265,000   Bay Laurel Center, FL Community Devel. District
                  Special Assessment(2)                                    5.450     05/01/2037         1,734,922
        225,000   Bayshore, FL Hsg. Corp.(3)                               8.000     12/01/2016            69,354
      4,375,000   Baywinds, FL Community Devel. District(2)                4.900     05/01/2012         2,714,031
     10,485,000   Baywinds, FL Community Devel. District(2)                5.250     05/01/2037         5,475,162
     10,640,000   Bella Verde, FL Golf Community Devel. District(3,4)      7.250     05/15/2009         3,364,900
     10,000,000   Bonnet Creek, FL Resort Community Devel. District
                  Special Assessment(2)                                    7.375     05/01/2034         8,949,000
      9,625,000   Bonnet Creek, FL Resort Community Devel. District
                  Special Assessment(2)                                    7.500     05/01/2034         8,736,805
      3,895,000   Boynton Village, FL Community Devel. District
                  Special Assessment(2)                                    6.000     05/01/2038         2,899,828
         75,000   Broward County, FL Educational Facilities
                  Authority (Pompano Oaks Apartments)(2)                   6.000     12/01/2027            75,083
         25,000   Broward County, FL HFA (Cross Keys Apartments)(2)        5.750     10/01/2028            24,553
     12,475,000   Broward County, FL HFA (Pembroke Village
                  Apartments)(2)                                           7.000     06/01/2046        12,080,541
        455,000   Broward County, FL HFA (Single Family)(2)                5.000     10/01/2039           456,538
         15,000   Broward County, FL HFA (Stirling Apartments)(2)          5.600     10/01/2018            15,009
        125,000   Broward County, FL HFA (Stirling Apartments)(2)          5.750     04/01/2038           124,649
     16,500,000   Broward County, FL Water and Sewer(1)                    5.250     10/01/2034        17,252,813


                 11 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$     5,955,000   Buckeye Park, FL Community Devel. District(3)            7.875%    05/01/2038   $     2,681,596
        785,000   Cascades, FL Groveland Community Devel. District(2)      5.300     05/01/2036           496,073
     25,500,000   CFM, FL Community Devel. District, Series A(3)           6.250     05/01/2035        11,513,760
      2,500,000   Chapel Creek, FL Community Devel. District Special
                  Assessment(3)                                            5.200     05/01/2011           825,000
      3,665,000   Chapel Creek, FL Community Devel. District Special
                  Assessment(3)                                            5.250     05/01/2015         1,209,450
     12,480,000   Chapel Creek, FL Community Devel. District Special
                  Assessment(3)                                            5.500     05/01/2038         4,118,400
      4,000,000   City Center, FL Community Devel. District(3)             6.000     05/01/2038         1,769,400
      7,320,000   City Center, FL Community Devel. District(3)             6.125     05/01/2036         3,241,223
     26,530,000   Clearwater Cay, FL Community Devel. District(3)          5.500     05/01/2037        11,261,189
         55,000   Collier County, FL IDA (Allete)(2)                       6.500     10/01/2025            55,015
     16,110,000   Concord Stations, FL Community Devel. District           5.300     05/01/2035         7,424,616
      3,775,000   Connerton West, FL Community Devel. District(3)          5.125     05/01/2016         1,472,628
      4,310,000   Connerton West, FL Community Devel. District(3)          5.400     05/01/2038         1,800,632
      4,910,000   Copperstone, FL Community Devel. District(2)             5.200     05/01/2038         3,495,134
      7,400,000   Cordoba Ranch, FL Community Devel. District
                  Special Assessment(3,4)                                  5.550     05/01/2037         2,865,428
      1,600,000   Coronado, FL Community Devel. District(2)                6.000     05/01/2038         1,505,264
      3,230,000   Creekside, FL Community Devel. District(3)               5.200     05/01/2038         1,480,212
      2,625,000   Crosscreek, FL Community Devel. District(2)              5.500     05/01/2017         1,260,263
      1,255,000   Crosscreek, FL Community Devel. District(2)              5.600     05/01/2039           602,526
      9,300,000   Cypress Creek of Hillsborough County, FL Community
                  Devel. District                                          5.350     05/01/2037         4,472,928
         45,000   Dade County, FL HFA (Golden Lakes Apartments)            6.050     11/01/2039            45,007
         90,000   Dade County, FL HFA (Siesta Pointe Apartments)(2)        5.650     09/01/2017            90,097
          7,687   Dade County, FL HFA (Single Family Mtg.)(2)              6.100     04/01/2027             7,717
      1,700,000   Dade County, FL IDA (Miami Cerebral Palsy
                  Residence)(2)                                            8.000     06/01/2022         1,590,146
        115,000   Dade County, FL Res Rec(2)                               5.500     10/01/2013           115,246
      7,745,000   Deer Run, FL Community Devel. District Special
                  Assessment(2)                                            7.625     05/01/2039         6,085,092
      2,870,000   Durbin Crossing, FL Community Devel. District
                  Special Assessment                                       5.250     11/01/2015         1,992,526
      3,255,000   East Homestead, FL Community Devel. District(2)          5.375     05/01/2036         2,576,984
        900,000   East Homestead, FL Community Devel. District(2)          5.450     11/01/2036           740,484
      2,205,000   East Park, FL Community Devel. District Special
                  Assessment(2)                                            7.500     05/01/2039         1,968,778
      1,075,000   Easton Park, FL Community Devel. District(2)             5.200     05/01/2037           759,305
      1,400,000   Enclave at Black Point Marina, FL Community Devel.
                  District(2)                                              5.200     05/01/2014           898,100
      1,225,000   Enclave at Black Point Marina, FL Community Devel.
                  District(2)                                              5.400     05/01/2037           741,799
     20,960,000   Fiddler's Creek, FL Community Devel. District No.
                  2(3)                                                     6.000     05/01/2038         7,966,896


                 12 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$       175,000   FL Capital Projects Finance Authority (Peerless
                  Group)(2)                                                7.500%    08/01/2019   $       137,405
     26,200,000   FL Capital Trust Agency (AHF Florida LLC)                8.125     10/01/2038         4,716,000
      3,085,000   FL Capital Trust Agency (American Opportunity)(2)        5.750     06/01/2023         1,585,104
      2,000,000   FL Capital Trust Agency (American Opportunity)(2)        5.875     06/01/2038           865,680
        950,000   FL Capital Trust Agency (American Opportunity)           7.250     06/01/2038           334,343
        690,000   FL Capital Trust Agency (American Opportunity)           8.250     12/01/2038           207,787
      7,000,000   FL Capital Trust Agency (Atlantic Hsg.
                  Foundation)(3)                                           7.000     07/15/2032         3,494,330
     13,000,000   FL Capital Trust Agency (Atlantic Hsg.
                  Foundation)(3)                                           8.260     07/15/2038         6,478,420
      2,405,000   FL Gateway Services Community Devel. District (Sun
                  City Center)(2)                                          6.500     05/01/2033         2,255,481
         30,000   FL HFA (Hsg. Partners of Panama City)(2)                 5.700     05/01/2037            27,211
        100,000   FL HFA (Mar Lago Village Apartments)(2)                  5.900     12/01/2027            96,601
        115,000   FL HFA (Reserve at Kanapaha)(2)                          5.700     07/01/2037           103,593
         20,000   FL HFA (Spinnaker Cove Apartments)(2)                    6.500     07/01/2036            19,998
      1,345,000   FL HFA (St. Cloud Village Associates)                    8.000     02/15/2030         1,074,292
         95,000   FL HFA (Stoddert Arms Apartments)(2)                     6.250     09/01/2026            94,798
         10,000   FL HFA (Wentworth Apartments)(2)                         5.350     10/01/2027             9,033
         15,000   FL HFA (Wentworth Apartments)(2)                         5.450     10/01/2037            13,030
         50,000   FL HFA (Willow Lake Apartments)(2)                       5.250     01/01/2021            47,793
        100,000   FL HFA (Willow Lake Apartments)(2)                       5.350     07/01/2027            92,378
        100,000   FL HFC (Ashton Point Apartments)(2)                      5.750     07/01/2036           100,408
        105,000   FL HFC (Brittany of Rosemont)(2)                         6.250     07/01/2035           102,903
         20,000   FL HFC (East Lake Apartments)(2)                         5.050     10/01/2026            19,222
         45,000   FL HFC (Grande Pointe Apartments)(2)                     6.000     07/01/2038            45,253
      7,505,000   FL HFC (Homeowner Mtg.)(1)                               5.150     07/01/2038         7,656,562
        110,000   FL HFC (Homeowner Mtg.)                                  5.573(5)  01/01/2029            37,897
         15,000   FL HFC (Homeowner Mtg.)(2)                               6.250     07/01/2022            15,593
        145,000   FL HFC (Logan Heights Apartments)(2)                     6.000     10/01/2039           136,438
         25,000   FL HFC (Mystic Pointe II)(2)                             6.100     12/01/2035            25,519
         25,000   FL HFC (Raceway Pointe Apartments)(2)                    5.950     09/01/2032            25,049
         10,000   FL HFC (River Trace Senior Apartments)(2)                5.800     01/01/2041            10,044
         10,000   FL HFC (Sanctuary Winterlakes)(2)                        5.850     09/01/2026            10,132
         20,000   FL HFC (Sheridan Place of Bredenton)(2)                  5.500     10/01/2036            20,249
        190,000   FL HFC (Spring Harbor Apartments)(2)                     5.900     08/01/2039           190,253
         10,000   FL HFC (Sundance Pointe Associates)(2)                   5.850     02/01/2037            10,053
         10,000   FL HFC (Villas De Mallorca)(2)                           5.750     07/01/2027            10,223
      5,040,000   FL HFC (Westchase Apartments)                            6.610     07/01/2038         3,393,533
      8,485,000   FL Island at Doral III Community Devel. District
                  Special Assessment(2)                                    5.900     05/01/2035         6,098,763
      3,400,000   FL Lake Ashton II Community Devel. District(2)           5.375     05/01/2036         2,484,516
      2,875,000   FL Mira Lago West Community Devel. District(2)           5.375     05/01/2036         2,228,873
      1,555,000   FL New Port Tampa Bay Community Devel. District(3)       5.300     11/01/2012           482,050
     24,390,000   FL New Port Tampa Bay Community Devel. District(3)       5.875     05/01/2038         7,560,900
      1,500,000   FL Parker Road Community Devel. District                 5.350     05/01/2015           975,765


                 13 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$     1,460,000   FL Parker Road Community Devel. District                 5.600%    05/01/2038   $       857,633
      1,495,000   Flora Ridge, FL Educational Facilities Benefit
                  District(2)                                              5.300     05/01/2037         1,120,652
      4,800,000   Fontainbleau Lakes, FL Community Devel. District(3)      6.000     05/01/2015         2,516,208
      4,000,000   Fontainbleau Lakes, FL Community Devel. District(3)      6.000     05/01/2038         2,253,480
        150,000   Forest Creek, FL Community Devel. District(3,4)          4.850     05/01/2011            82,530
      9,200,000   Forest Creek, FL Community Devel. District(3)            5.450     05/01/2036         4,169,808
      7,965,000   Glades, FL Correctional Devel. Corp. (Glades
                  County Detention)(2)                                     7.375     03/01/2030         6,981,323
     10,000,000   Grand Bay at Doral, FL Community Devel. District(2)      6.000     05/01/2017         6,693,900
      8,620,000   Grand Bay at Doral, FL Community Devel. District(2)      6.000     05/01/2039         4,369,306
     12,200,000   Greater Lakes/Sawgrass Bay, FL Community Devel.
                  District(3)                                              5.500     05/01/2038         5,839,286
      2,825,000   Greyhawk Landing, FL Community Devel. District
                  Special Assessment(2)                                    7.000     05/01/2033         2,827,260
         50,000   Gulf Breeze, FL GO(2)                                    5.900     12/01/2015            50,070
      5,765,000   Hammocks, FL Community Devel. District Special
                  Assessment(2)                                            5.500     05/01/2037         3,113,100
      8,700,000   Harrison Ranch, FL Community Devel. District(2)          5.300     05/01/2038         6,119,406
      1,125,000   Hawks Point, FL Community Devel. District(2)             5.300     05/01/2039           755,044
     15,180,000   Heritage Bay, FL Community Devel. District(2)            5.500     05/01/2036        10,837,457
     17,560,000   Heritage Harbour North, FL Community Devel.
                  District(2)                                              6.375     05/01/2038        14,160,033
      1,910,000   Heritage Plantation, FL Community Devel. District        5.100     11/01/2013         1,377,015
      3,480,000   Heritage Plantation, FL Community Devel. District        5.400     05/01/2037         1,741,775
      8,830,000   Hialeah Gardens, FL Health Facilities Authority
                  (CHS/SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated
                  Group)(2)                                                5.250     08/15/2031         8,532,782
        930,000   Highland Meadows, FL Community Devel. District
                  Special Assessment, Series A(3)                          5.500     05/01/2036           391,623
     13,500,000   Highlands County, FL Health Facilities Authority
                  (ABH/AGH/AHSGA Obligated Group)(2)                       5.125     11/15/2032        13,555,485
     10,000,000   Highlands County, FL Health Facilities Authority
                  (ABH/AGH/AHSGA Obligated Group)(1)                       5.250     11/15/2036        10,071,200
      4,035,000   Highlands, FL Community Devel. District(3)               5.550     05/01/2036         2,065,073
      2,000,000   Hillsborough County, FL IDA (National Gypsum
                  Company)(2)                                              7.125     04/01/2030         1,752,400
      9,250,000   Hillsborough County, FL IDA (Senior Care Group)(2)       6.700     07/01/2021         8,924,030
      6,035,000   Hillsborough County, FL IDA (Senior Care Group)(2)       6.750     07/01/2029         5,641,578
     11,120,000   Indigo, FL Community Devel. District(2)                  5.750     05/01/2036         6,228,090
      2,800,000   Keys Cove, FL Community Devel. District(2)               5.500     05/01/2036         2,252,264
      1,140,000   Keys Cove, FL Community Devel. District(2)               5.875     05/01/2035         1,080,777
        915,000   Lake Frances, FL Community Devel. District Special
                  Assessment(3)                                            5.300     05/01/2037           435,732
      2,000,000   Lakeside Landings, FL Devel. District(3)                 5.250     05/01/2013           857,200
        750,000   Lakeside Landings, FL Devel. District(3)                 5.500     05/01/2038           321,450
      9,105,000   Lakewood Ranch, FL Stewardship District(2)               5.500     05/01/2036         6,629,715


                 14 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$    17,820,000   Lakewood Ranch, FL Stewardship District (Country
                  Club East Investors)(2)                                  5.400%    05/01/2037   $    12,724,906
     14,500,000   Landmark at Doral, FL Community Devel. District
                  Special Assessment(3)                                    5.200     05/01/2015         4,769,485
      8,000,000   Landmark at Doral, FL Community Devel. District
                  Special Assessment(3)                                    5.500     05/01/2038         2,632,080
         49,662   Largo, FL Sun Coast Health System (Sun Coast
                  Hospital)(3)                                             6.200     03/01/2013                 1
         55,000   Lee County, FL HFA (Single Family Mtg.)(2)               7.200     03/01/2033            55,988
      1,100,000   Legends Bay, FL Community Devel. District(2)             5.500     05/01/2014           795,135
      1,500,000   Legends Bay, FL Community Devel. District(2)             5.875     05/01/2038         1,015,680
        100,000   Leon County, FL Educational Facilities Authority
                  (Southgate Residence Hall)(2)                            6.750     09/01/2028            84,359
      1,385,000   Liberty County, FL Revenue (Twin Oaks)                   8.250     07/01/2028         1,195,297
      7,930,000   Madeira, FL Community Devel. District                    5.250     11/01/2014         5,264,965
      7,935,000   Madeira, FL Community Devel. District                    5.450     05/01/2039         5,203,773
      1,550,000   Madison County, FL Mtg. (Twin Oaks)(2)                   6.000     07/01/2025         1,174,451
      5,000,000   Magnolia Creek, FL Community Devel. District             5.600     05/01/2014         3,158,800
      5,360,000   Magnolia Creek, FL Community Devel. District             5.900     05/01/2039         3,232,991
      2,810,000   Magnolia West, FL Community Devel. District
                  Special Assessment(2)                                    5.350     05/01/2037         1,695,189
      2,900,000   Main Street, FL Community Devel. District(2)             6.800     05/01/2038         2,470,916
     14,255,000   Martin County, FL IDA (Indiantown Cogeneration)          7.875     12/15/2025        14,253,004
      1,070,000   Martin County, FL IDA (Indiantown Cogeneration)(2)       8.050     12/15/2025         1,070,503
      4,700,000   Meadow Woods, FL Community Devel. District Special
                  Assessment(2)                                            6.050     05/01/2035         2,473,704
      3,920,000   Mediterranea, FL Community Devel. District Special
                  Assessment(2)                                            5.600     05/01/2037         2,505,076
      1,075,000   Miami Beach, FL Health Facilities Authority (Mt.
                  Sinai Medical Center)(2)                                 6.700     11/15/2019         1,092,963
        540,000   Miami Beach, FL Health Facilities Authority (Mt.
                  Sinai Medical Center)(2)                                 6.800     11/15/2031           537,559
     15,000,000   Miami-Dade County, FL Aviation (Miami
                  International Airport)(1)                                5.000     10/01/2040        14,280,150
     10,000,000   Miami-Dade County, FL School Board COP(1)                5.000     02/01/2027        10,401,850
     10,000,000   Miami-Dade County, FL School Board COP(1)                5.250     02/01/2027        10,581,550
     50,000,000   Miami-Dade County, FL School Board COP(1)                5.375     02/01/2034        52,176,500
     11,405,000   Miromar Lakes, FL Community Devel. District(2)           6.875     05/01/2035         9,496,601
      9,555,000   Miromar Lakes, FL Community Devel. District(2)           7.375     05/01/2032         8,712,631
     15,270,000   Montecito, FL Community Devel. District                  5.100     05/01/2013         8,191,133
      5,525,000   Montecito, FL Community Devel. District                  5.500     05/01/2037         2,484,537
        665,000   Moody River, FL Estates Community Devel.
                  District(2)                                              5.350     05/01/2036           386,924
     16,405,000   Myrtle Creek, FL Improvement District Special
                  Assessment(2)                                            5.200     05/01/2037        10,338,103
     11,150,000   Nassau County, FL (Nassau Care Centers)(2)               6.900     01/01/2038         9,991,738
      5,305,000   Naturewalk, FL Community Devel. District                 5.300     05/01/2016         3,305,599
      6,320,000   Naturewalk, FL Community Devel. District                 5.500     05/01/2038         3,280,143


                 15 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$     2,295,000   North Springs, FL Improvement District (Heron Bay
                  North Assessment)(2)                                     5.200%    05/01/2027   $     1,481,813
     14,380,000   North Springs, FL Improvement District (Parkland
                  Golf-Country Club)(2)                                    5.450     05/01/2026        12,168,787
        750,000   Northern Palm Beach, FL Improvement District(2)          5.350     08/01/2041           515,940
      3,930,000   Oak Creek, FL Community Devel. District Special
                  Assessment(2)                                            5.800     05/01/2035         3,060,409
      2,750,000   Oakmont Grove, FL Community Devel. District
                  Special Assessment(3)                                    5.250     05/01/2012           962,775
      4,595,000   Oakmont Grove, FL Community Devel. District
                  Special Assessment(3)                                    5.400     05/01/2038         1,608,710
      3,320,000   Old Palm, FL Community Devel. District (Palm Beach
                  Gardens)(2)                                              5.375     05/01/2014         3,126,743
      1,535,000   Orange County, FL Health Facilities Authority (GF
                  Orlando/CFGH Obligated Group)(2)                         8.875     07/01/2021         1,586,668
      3,200,000   Orange County, FL Health Facilities Authority (GF
                  Orlando/CFGH Obligated Group)(2)                         9.000     07/01/2031         3,309,120
     10,000,000   Orange County, FL Health Facilities Authority
                  (Nemours Foundation)(1)                                  5.000     01/01/2039        10,147,040
      5,500,000   Orange County, FL Health Facilities Authority
                  (Nemours Foundation)(2)                                  5.000     01/01/2039         5,580,795
        750,000   Orange County, FL Health Facilities Authority
                  (Orlando Lutheran Tower)(2)                              5.500     07/01/2032           616,898
      6,020,000   Orange County, FL HFA (Dunwoodie Apartments)             6.500     07/01/2035         4,422,172
         15,000   Orange County, FL HFA (Homeowner)(2)                     5.550     09/01/2033            15,370
        100,000   Orange County, FL HFA (Loma Vista)(2)                    5.450     09/01/2024            99,305
      2,000,000   Orange County, FL HFA (Loma Vista)(2)                    5.500     03/01/2032         1,916,520
          5,000   Orange County, FL HFA (Park Avenue Villas)(2)            5.250     09/01/2031             5,022
     15,000,000   Orlando, FL Utilities Commission(1)                      5.000     10/01/2033        15,781,950
     18,500,000   Orlando, FL Utilities Commission(1)                      5.250     10/01/2039        19,875,105
      3,750,000   Palm Bay, FL Educational Facilities (Patriot
                  Charter School)(3,4)                                     7.000     07/01/2036         1,874,400
         55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)      6.100     08/01/2029            55,052
     13,790,000   Palm Coast Park, FL Community Devel. District
                  Special Assessment(2)                                    5.700     05/01/2037         8,243,800
      2,700,000   Palm Glades, FL Community Devel. District(2)             5.300     05/01/2036         1,978,803
      6,500,000   Palm Glades, FL Community Devel. District Special
                  Assessment(2)                                            7.125     05/01/2039         4,894,890
      1,850,000   Palm River, FL Community Devel. District(3)              5.150     05/01/2013           802,530
        920,000   Palm River, FL Community Devel. District(3)              5.375     05/01/2036           399,096
      1,500,000   Parkway Center, FL Community Devel. District,
                  Series A(2)                                              6.300     05/01/2034         1,051,305
      6,365,000   Pine Ridge Plantation, FL Community Devel.
                  District(3)                                              5.400     05/01/2037         4,111,217
      5,625,000   Pinellas County, FL Health Facility Authority (St.
                  Mark Village)(2)                                         5.650     05/01/2037         4,332,488
         35,000   Pinellas County, FL HFA (Single Family Hsg.)(2)          5.200     03/01/2037            33,963


                 16 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$        45,000   Pinellas County, FL HFA (Single Family Hsg.)(2)          5.250%    03/01/2038   $        41,481
      1,810,000   Poinciana West, FL Community Devel. District
                  Special Assessment(2)                                    6.000     05/01/2037         1,575,098
      2,100,000   Port St. Lucie, FL Special Assessment (Peacock &
                  Lowry)(2)                                                5.350     07/01/2027         1,731,156
     10,500,000   Portico, FL Community Devel. District(2)                 5.450     05/01/2037         6,454,350
      3,000,000   Portofino Cove, FL Community Devel. District
                  Special Assessment(3)                                    5.500     05/01/2038         1,220,100
      2,815,000   Portofino Isles, FL Community Devel. District
                  (Portofino Court)(3)                                     5.600     05/01/2036         1,145,255
      1,000,000   Portofino Landings, FL Community Devel. District
                  Special Assessment(3)                                    5.200     05/01/2017           469,100
      2,000,000   Portofino Landings, FL Community Devel. District
                  Special Assessment(3)                                    5.400     05/01/2038           903,380
      1,900,000   Portofino Springs, FL Community Devel. District
                  Special Assessment(3)                                    5.500     05/01/2038           772,730
      2,470,000   Portofino Vista, FL Community Devel. District(3)         5.000     05/01/2013         1,109,277
      2,795,000   Quarry, FL Community Devel. District(2)                  5.250     05/01/2036         1,681,444
      8,820,000   Quarry, FL Community Devel. District(2)                  5.500     05/01/2036         5,519,732
        475,000   Renaissance Commons, FL Community Devel. District,
                  Series A(2)                                              5.600     05/01/2036           369,735
      6,655,000   Renaissance, FL Community Devel. District(2)             7.000     05/01/2033         6,477,312
      6,300,000   Reunion East, FL Community Devel. District(2)            5.800     05/01/2036         3,575,943
     10,000,000   Reunion East, FL Community Devel. District,
                  Series A(2)                                              7.375     05/01/2033         7,117,200
     22,335,000   Reunion West, FL Community Devel. District               6.250     05/01/2036         9,267,908
      4,435,000   Ridgewood Trails, FL Community Devel. District(2)        5.650     05/01/2038         2,332,500
      9,195,000   River Bend, FL Community Devel. District(3)              5.450     05/01/2035         4,027,134
      5,945,000   River Bend, FL Community Devel. District(3)              7.125     11/01/2015         2,587,264
      7,890,000   River Glen, FL Community Devel. District Special
                  Assessment(3)                                            5.450     05/01/2038         3,176,041
      3,495,000   Riverwood Estates, FL Community Devel. District
                  Special Assessment(3,4)                                  5.350     05/01/2037           629,100
      2,420,000   Rolling Hills, FL Community Devel. District(2)           5.125     11/01/2013         1,811,830
      1,270,000   Rolling Hills, FL Community Devel. District(2)           5.450     05/01/2037           791,959
        200,000   Santa Rosa Bay, FL Bridge Authority                      6.250     07/01/2028           112,608
     23,200,000   Sarasota, FL National Community Devel. District
                  Special Assessment                                       5.300     05/01/2039         6,266,320
      4,475,000   Seminole County, FL IDA (Progressive Health)(2)          7.500     03/01/2035         4,188,913
      6,850,000   Shingle Creek, FL Community Devel. District(3)           6.100     05/01/2025         2,738,630
     25,060,000   Shingle Creek, FL Community Devel. District(3)           6.125     05/01/2037        10,018,988
        870,000   Six Mile Creek, FL Community Devel. District             5.500     05/01/2017           395,050
      8,625,000   Six Mile Creek, FL Community Devel. District             5.875     05/01/2038         3,296,906
      6,900,000   South Bay, FL Community Devel. District(3,4)             5.125     11/01/2009         2,414,310
     12,035,000   South Bay, FL Community Devel. District(3,4)             5.375     05/01/2013         4,211,047
     16,775,000   South Bay, FL Community Devel. District(3)               5.950     05/01/2036         5,869,573


                 17 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$    11,205,000   South Fork East, FL Community Devel. District(2)         5.350%    05/01/2036   $     6,677,508
      3,615,000   South Fork East, FL Community Devel. District(3)         6.500     05/01/2038         1,628,304
      5,290,000   South Fork East, FL Community Devel. District(3)         7.000     11/01/2015         2,373,623
        110,000   South Lake County, FL Hospital District (Orlando
                  Regional Healthcare System)(2)                           6.000     10/01/2022           110,683
      4,100,000   St. John's Forest, FL Community Devel. District,
                  Series A(2)                                              6.125     05/01/2034         3,437,071
      3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)(2)       5.375     01/01/2040         2,245,857
        565,000   St. Johns County, FL IDA (St. John's County
                  Welfare Federation)(2)                                   5.200     10/01/2027           430,270
      1,000,000   St. Johns County, FL IDA (St. John's County
                  Welfare Federation)(2)                                   5.250     10/01/2041           703,420
      1,910,000   Stonebrier, FL Community Devel. District(2)              5.500     05/01/2037         1,212,162
      4,610,000   Stoneybrook, FL South Community Devel. District(2)       5.800     05/01/2039         2,150,427
      2,500,000   Summerville, FL Community Devel. District(2)             5.500     05/01/2036         1,312,275
      5,220,000   Sumter County, FL IDA (North Sumter Utility
                  Company)(2)                                              6.800     10/01/2032         5,219,582
      5,800,000   Sweetwater Creek, FL Community Devel. District           5.500     05/01/2038         3,366,668
     14,000,000   Tampa Bay, FL Regional Water Supply Authority(1)         5.000     10/01/2034        14,565,180
      9,460,000   Tern Bay, FL Community Devel. District(3,4)              5.000     05/01/2015         2,827,783
     19,075,000   Tern Bay, FL Community Devel. District(3,4)              5.375     05/01/2037         5,702,853
     33,650,000   Tolomato, FL Community Devel. District Special
                  Assessment(2)                                            6.650     05/01/2040        26,959,034
      2,835,000   Town Center, FL at Palm Coast Community Devel.
                  District(2)                                              6.000     05/01/2036         1,851,368
      4,950,000   Treeline, FL Preservation Community Devel.
                  District(2)                                              6.800     05/01/2039         2,548,854
        725,000   Turnbull Creek, FL Community Devel. District
                  Special Assessment(2)                                    5.250     05/01/2037           479,820
      1,370,000   Two Creeks, FL Community Devel. District(2)              5.250     05/01/2037           715,400
     10,415,000   Verandah East, FL Community Devel. District(2)           5.400     05/01/2037         4,984,515
      7,685,000   Verano Center, FL Community Devel. District(2)           5.375     05/01/2037         3,729,992
      2,500,000   Villa Portofino East, FL Community Devel.
                  District(2)                                              5.200     05/01/2037         1,886,925
      1,225,000   Villa Vizcaya, FL Community Devel. District
                  Special Assessment(2)                                    5.550     05/01/2039           737,585
      1,955,000   Villages of Westport, FL Community Devel. District       5.400     05/01/2020         1,493,952
      8,340,000   Villages of Westport, FL Community Devel. District       5.700     05/01/2035         5,896,130
      2,730,000   Villagewalk of Bonita Springs, FL Community Devel.
                  District(2)                                              5.150     05/01/2038         1,650,340
      1,395,000   Waterford Estates, FL Community Devel. District
                  Special Assessment(3)                                    5.125     05/01/2013           460,350
      3,350,000   Waterford Estates, FL Community Devel. District
                  Special Assessment(3)                                    5.500     05/01/2037         1,105,500
      3,735,000   Watergrass, FL Community Devel. District Special
                  Assessment(2)                                            5.125     11/01/2014         2,146,392
      2,270,000   Watergrass, FL Community Devel. District Special
                  Assessment(2)                                            5.375     05/01/2039         1,168,982


                 18 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Florida Continued
$     3,190,000   Waterlefe, FL Community Devel. District Golf
                  Course(3)                                                8.125%    10/01/2025   $        24,563
      6,340,000   Waters Edge, FL Community Devel. District(2)             5.350     05/01/2039         3,153,453
      2,980,000   Waters Edge, FL Community Devel. District(2)             5.400     05/01/2039         1,482,163
      5,800,000   Waterstone, FL Community Devel. District(3,4)            5.500     05/01/2018         2,304,920
      6,270,000   Wentworth Estates, FL Community Devel. District(3)       5.125     11/01/2012         2,069,100
     27,395,000   Wentworth Estates, FL Community Devel. District(3)       5.625     05/01/2037         9,040,350
      2,800,000   West Villages, FL Improvement District                   5.350     05/01/2015         2,152,220
     10,175,000   West Villages, FL Improvement District(3)                5.500     05/01/2037         4,684,672
     20,900,000   West Villages, FL Improvement District(2)                5.500     05/01/2038        10,539,034
     18,550,000   West Villages, FL Improvement District                   5.800     05/01/2036         9,495,003
     14,925,000   Westridge, FL Community Devel. District(3)               5.800     05/01/2037         5,982,836
     11,040,000   Westside, FL Community Devel. District                   5.650     05/01/2037         5,205,802
     17,155,000   Westside, FL Community Devel. District                   7.200     05/01/2038         8,670,995
      2,085,000   World Commerce, FL Community Devel. District
                  Special Assessment(3,4)                                  5.500     05/01/2038           811,148
      1,000,000   World Commerce, FL Community Devel. District
                  Special Assessment(3,4)                                  6.500     05/01/2036           392,680
      7,420,000   Wyld Palms, FL Community Devel. District(3)              5.400     05/01/2015         2,300,200
      4,340,000   Wyld Palms, FL Community Devel. District(3)              5.500     05/01/2038         1,345,400
      2,040,000   Zephyr Ridge, FL Community Devel. District(3)            5.250     05/01/2013           813,776
      2,665,000   Zephyr Ridge, FL Community Devel. District(3,4)          5.625     05/01/2037         1,071,836
                                                                                                  ---------------
                                                                                                    1,018,981,023
                                                                                                  ---------------
Georgia--1.3%
         60,000   Acworth, GA Hsg. Authority (Wingate Falls
                  Apartments)(2)                                           6.200     03/01/2027            60,061
         25,000   Acworth, GA Hsg. Authority (Wingate Falls
                  Apartments)(2)                                           6.200     03/01/2029            25,022
         50,000   Americus-Sumter County, GA Hospital Authority
                  (South Georgia Methodist Home for the Aging)(2)          6.250     05/15/2016            49,394
      3,000,000   Atlanta, GA Devel. Authority Student Hsg. (Clark
                  Atlanta University)(2)                                   6.250     07/01/2036         2,124,510
      4,500,000   Atlanta, GA Tax Allocation (Beltline)(2)                 7.500     01/01/2031         4,585,275
        775,000   Atlanta, GA Tax Allocation (Beltline)(2)                 7.500     01/01/2031           780,758
        140,000   Atlanta, GA Urban Residential Finance Authority
                  (Spring Branch Apartments)(3)                            4.250     04/01/2026            51,232
        200,000   Brunswick and Glynn County, GA Devel. Authority
                  (Georgia-Pacific Corp.)(2)                               5.550     03/01/2026           185,276
        270,000   Charlton County, GA Solid Waste Management
                  Authority (Chesser Island Road Landfill)(2)              7.375     04/01/2018           251,400
         30,000   Cherokee County, GA Hospital Authority (RT Jones
                  Memorial Hospital)(2)                                    7.300     12/01/2013            33,110
         50,000   Crisp County, GA Devel. Authority (International
                  Paper Company)(2)                                        6.200     02/01/2020            50,722
        480,000   East Point, GA (Camp Creek), Series B(2)                 8.000     02/01/2026           487,872
        125,000   Fulton County, GA Airport (Delta Airlines)(3,4)          5.300     05/01/2013                 1


                 19 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Georgia Continued
$       250,000   Fulton County, GA Airport (Delta Airlines)(3,4)          5.450%    05/01/2023   $             3
         25,000   Fulton County, GA Airport (Delta Airlines)(3,4)          5.500     05/01/2033                --
         80,000   Fulton County, GA Airport (Delta Airlines)(3,4)          6.950     11/01/2012                 1
     31,945,000   Fulton County, GA Devel. Authority (Piedmont
                  Healthcare)(1)                                           5.000     06/15/2029        32,695,825
     13,730,000   Fulton County, GA Devel. Authority (Piedmont
                  Healthcare/Piedmont Hospital/Piedmont Hospital
                  Foundation Obligated Group)(1)                           5.250     06/15/2037        14,079,429
      6,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)(2)                          5.000     07/01/2027         4,498,320
      1,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)(2)                          5.125     07/01/2042           634,830
         10,000   GA Hsg. and Finance Authority (Single Family
                  Mtg.)(2)                                                 5.400     12/01/2031            10,195
     24,150,000   Irwin County, GA COP                                     8.000     08/01/2037        20,692,686
      2,000,000   Marietta, GA Devel. Authority (University
                  Facilities)(2)                                           7.000     06/15/2039         1,960,840
        100,000   McDuffie County, GA County Devel. Authority
                  (Temple-Inland)(2)                                       6.950     12/01/2023            97,115
        430,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(2)                                             6.850     01/01/2019           437,396
      1,055,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(2)                                             7.400     01/01/2024         1,068,915
      2,985,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(2)                                             7.400     01/01/2034         2,992,731
                                                                                                  ---------------
                                                                                                       87,852,919
                                                                                                  ---------------
Hawaii--0.1%
      1,750,000   HI Dept. of Budget & Finance Special Purpose (15
                  Craigside)                                               9.000     11/15/2044         1,959,738
        400,000   HI Dept. of Transportation (Continental
                  Airlines)(2)                                             5.625     11/15/2027           340,612
      7,415,000   HI Dept. of Transportation (Continental
                  Airlines)(2)                                             7.000     06/01/2020         7,366,877
                                                                                                  ---------------
                                                                                                        9,667,227
                                                                                                  ---------------
Idaho--0.0%
          5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(2)         5.350     01/01/2025             5,097
         35,000   ID Hsg. Agency (Single Family Mtg.)(2)                   6.200     07/01/2025            35,829
         25,000   Power County, ID Industrial Devel. Corp. (FMC
                  Corp.)(2)                                                6.450     08/01/2032            25,164
                                                                                                  ---------------
                                                                                                           66,090
                                                                                                  ---------------
Illinois--6.6%
      1,700,000   Annawan, IL Tax Increment (Patriot Renewable
                  Fuels)(2)                                                5.625     01/01/2018         1,324,283
     27,374,205   Aurora, IL Single Family Mtg.(1)                         5.500     12/01/2039        30,210,375
     31,293,197   Aurora, IL Single Family Mtg.(1)                         6.300     12/01/2045        33,198,740
      1,750,000   Belleville, IL Tax Increment (Frank Scott Parkway
                  Redevel.)                                                5.700     05/01/2036         1,418,988
      4,117,500   Bolingbrook, IL Will and Du Page Counties
                  Wastewater Facilities (Crossroads Treatment)(2)          6.600     01/01/2035         3,050,203
     30,685,000   Caseyville, IL Tax (Forest Lakes)                        7.000     12/30/2022        18,770,628


                 20 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Illinois Continued
$        65,000   Chicago, IL Midway Airport, Series B(2)                  5.625%    01/01/2029   $        65,016
         35,000   Chicago, IL Multifamily Hsg. (Cottage View
                  Terrace)(2)                                              6.125     02/20/2042            35,935
     16,845,000   Chicago, IL O'Hare International Airport (Delta
                  Airlines)(2)                                             6.450     05/01/2018        16,165,304
     10,032,000   Cortland, IL Special Tax (Sheaffer System)               5.500     03/01/2017         6,121,627
      1,500,000   Deerfield, IL Educational Facilities (Chicagoland
                  Jewish High School)(2)                                   6.000     05/01/2041           749,730
      1,000,000   Du Page County, IL Special Service Area No. 31
                  Special Tax (Monarch Landing)(2)                         5.625     03/01/2036           766,850
      3,750,000   Gilberts, IL Special Service Area No. 19 Special
                  Tax (Conservancy)(3)                                     5.375     03/01/2016         2,062,875
      1,375,000   Godfrey, IL (United Methodist Village)(2)                5.875     11/15/2029           776,669
      1,720,000   Hampshire, IL Special Service Area No. 16 (Crown
                  Devel.-Prairie Ridge)(2)                                 5.625     03/01/2022         1,413,238
      3,135,000   Hampshire, IL Special Service Area No. 16 (Crown
                  Devel.-Prairie Ridge)(2)                                 6.000     03/01/2046         2,360,467
      1,160,000   Hampshire, IL Special Service Area No. 17 (Crown
                  Devel.-Oakstead)(2)                                      5.625     03/01/2022           953,114
      7,450,000   Hampshire, IL Special Service Area No. 17 (Crown
                  Devel.-Oakstead)(2)                                      6.000     03/01/2045         5,618,716
      2,430,000   Hampshire, IL Special Service Area No. 18 (Crown
                  Devel.-Tamms Farm)(2)                                    6.000     03/01/2044         1,835,987
      1,575,000   Hampshire, IL Special Service Area No. 19 (Crown
                  Devel.-Prairie Ridge East)(2)                            5.625     03/01/2022         1,294,099
      4,270,000   Hampshire, IL Special Service Area No. 19 (Crown
                  Devel.-Prairie Ridge East)(2)                            6.000     03/01/2046         3,215,054
      6,165,000   Harvey, IL GO(2)                                         5.500     12/01/2027         5,813,410
      2,500,000   Harvey, IL GO(2)                                         5.625     12/01/2032         2,355,275
         18,671   IL Devel. Finance Authority (Community
                  Rehabilitation Providers)(2)                             8.250     08/01/2012            14,648
        235,000   IL Devel. Finance Authority Solid Waste (WSREC)(2)       8.250     04/01/2023           235,482
     11,455,000   IL Educational Facilities Authority (Plum Creek
                  Rolling Meadows)(2)                                      6.500     12/01/2037         9,697,001
     41,175,000   IL Finance Authority (Advocate Health Care)(1)           5.375     04/01/2044        42,363,409
     11,000,000   IL Finance Authority (Advocate Health Care)(1)           5.375     04/01/2044        11,317,749
        685,000   IL Finance Authority (Advocate Health Care)(2)           5.375     04/01/2044           704,762
     20,000,000   IL Finance Authority (Advocate Health Care)(1)           5.500     04/01/2044        20,755,978
      3,195,000   IL Finance Authority (Bethel Terrace Apartments)(2)      5.375     09/01/2035         2,688,624
      1,000,000   IL Finance Authority (Bridgeway/Bridgeway
                  Foundation/Occupation Devel. Center Obligated
                  Group)(2)                                                4.625     07/01/2027           816,610
      1,200,000   IL Finance Authority (Central Baptist Village)(2)        5.375     11/15/2039           941,628
      5,000,000   IL Finance Authority (Central Dupage Health
                  System/Central Dupage Hospital Assoc.)(1)                5.375     11/01/2039         5,167,250
     12,500,000   IL Finance Authority (Central Dupage Health)(1)          5.500     11/01/2039        13,035,563
      4,000,000   IL Finance Authority (Clare Oaks)(2)                     6.000     11/15/2039         2,789,640
      1,000,000   IL Finance Authority (DeKalb Supportive Living)(2)       6.100     12/01/2041           794,650


                 21 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Illinois Continued
$     6,000,000   IL Finance Authority (EMHC/EMHH/EMH Obligated
                  Group)(2)                                                5.625%    01/01/2037   $     5,618,820
      2,250,000   IL Finance Authority (Franciscan Communities)(2)         5.500     05/15/2027         1,755,923
      2,750,000   IL Finance Authority (Franciscan Communities)(2)         5.500     05/15/2037         1,907,428
      2,000,000   IL Finance Authority (Friendship Village
                  Schaumburg)                                              5.375     02/15/2025         1,729,820
      2,000,000   IL Finance Authority (Friendship Village
                  Schaumburg)(2)                                           5.625     02/15/2037         1,605,500
     30,000,000   IL Finance Authority (Illinois River Energy)(2)          8.500     07/01/2019        18,257,700
        850,000   IL Finance Authority (Luther Oaks)(2)                    6.000     08/15/2026           741,209
      1,500,000   IL Finance Authority (Luther Oaks)(2)                    6.000     08/15/2039         1,239,060
      3,265,000   IL Finance Authority (Lutheran Social Services of
                  Illinois/Vesper Management Corp. Obligated
                  Group)(2)                                                5.000     08/15/2024         2,583,007
      3,640,000   IL Finance Authority (Lutheran Social Services of
                  Illinois/Vesper Management Corp. Obligated
                  Group)(2)                                                5.125     08/15/2028         2,745,943
      2,500,000   IL Finance Authority (Monarch Landing)(9,10)             7.000     12/01/2027           522,500
     12,250,000   IL Finance Authority (Monarch Landing)(9,10)             7.000     12/01/2037         2,560,250
     30,000,000   IL Finance Authority (Monarch Landing)(9,10)             7.000     12/01/2042         6,270,000
      1,250,000   IL Finance Authority (Montgomery Place)(2)               5.500     05/15/2026         1,082,850
      2,050,000   IL Finance Authority (Montgomery Place)(2)               5.750     05/15/2038         1,700,229
      8,000,000   IL Finance Authority (OSF Healthcare System)(2)          5.750     11/15/2033         8,043,440
     21,000,000   IL Finance Authority (Provena Health)(2)                 7.750     08/15/2034        23,793,840
      1,040,000   IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW
                  Obligated Group)(2)                                      7.250     11/01/2030         1,188,086
      2,000,000   IL Finance Authority (Sedgebrook)(9,10)                  6.000     11/15/2027           798,000
      9,000,000   IL Finance Authority (Sedgebrook)(9,10)                  6.000     11/15/2037         3,591,000
      8,500,000   IL Finance Authority (Sedgebrook)(9,10)                  6.000     11/15/2042         3,391,500
      8,700,000   IL Health Facilities Authority(3,4)                      6.900     11/15/2033         3,313,830
         90,000   IL Health Facilities Authority (Delnor Community
                  Resource Living)(2)                                      6.000     11/15/2017            86,161
      5,780,000   IL Health Facilities Authority (Sherman Health
                  System)(2)                                               5.250     08/01/2022         5,631,801
      7,140,000   Lake County, IL Special Service Area No. 8               7.125     03/01/2037         6,607,784
        500,000   Lombard, IL Public Facilities Corp. (Conference
                  Center & Hotel)(2)                                       5.500     01/01/2036           325,430
     13,635,000   Lombard, IL Public Facilities Corp. (Conference
                  Center & Hotel)(2)                                       7.125     01/01/2036        11,079,256
      3,489,000   Manhattan, IL Special Service Area Special Tax
                  (Groebe Farm-Stonegate)(2)                               5.750     03/01/2022         2,156,411
      4,000,000   Manhattan, IL Special Service Area Special Tax
                  (Groebe Farm-Stonegate)(2)                               6.125     03/01/2040         1,950,360
      1,810,000   Manhattan, IL Special Service Area Special Tax
                  (Lakeside Towns Liberty)(2)                              5.750     03/01/2022         1,118,689
        370,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)(2)         7.750     10/15/2033           342,842
      3,500,000   Plano, IL Special Service Area No. 5(2)                  6.000     03/01/2036         2,846,515


                 22 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Illinois Continued
$     3,750,000   Quad Cities, IL Regional EDA (Heritage Woods
                  Moline)(2)                                               6.000%    12/01/2041   $     2,890,875
      6,195,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                  Apartments)(2)                                           6.375     08/01/2040         4,061,318
            162   Robbins, IL Res Rec (Robbins Res Rec Partners)(2)        7.250     10/15/2024               151
         10,000   Rockford, IL Mtg. (Faust Landmark Partnership)(2)        6.200     01/01/2028            10,020
      2,500,000   Southwestern IL Devel. Authority (Comprehensive
                  Mental Health Center)(2)                                 6.625     06/01/2037         2,308,100
      1,500,000   Southwestern IL Devel. Authority (Eden Retirement
                  Center)(2)                                               5.850     12/01/2036         1,225,290
     16,440,000   Southwestern IL Devel. Authority (Local Government
                  Programming)(2)                                          7.000     10/01/2022        15,503,742
      6,800,000   Southwestern IL Devel. Authority (Village of
                  Sauget)(2)                                               5.625     11/01/2026         4,837,384
     15,230,000   Southwestern IL Devel. Authority Solid Waste
                  Disposal (Center Ethanol Company)(2)                     8.250     12/01/2019         8,488,897
      8,450,000   Upper, IL River Valley Devel. Authority (Living
                  Springs McHenry)(2)                                      6.100     12/01/2041         6,755,522
      3,025,000   Vernon Hills, IL Tax Increment (Town Center)(2)          6.250     12/30/2026         2,621,768
      3,165,000   Volo Village, IL Special Service Area (Lancaster
                  Falls)(2)                                                5.750     03/01/2036         2,494,495
      5,524,000   Volo Village, IL Special Service Area (Remington
                  Pointe)(2)                                               6.450     03/01/2034         4,878,079
      5,115,000   Yorkville, IL United City Special Services Area
                  Special Tax (Bristol Bay)(2)                             5.875     03/01/2036         4,536,647
                                                                                                  ---------------
                                                                                                      438,097,049
                                                                                                  ---------------
Indiana--2.5%
      8,080,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                  Apartments)(2,10)                                        6.500     07/01/2033         5,373,927
     19,585,000   Bluffton, IN Solid Waste Disposal Facility
                  (Bluffton Subordinate Industrial Bio-Energy)(2)          7.500     09/01/2019        13,171,500
     14,700,000   Carmel, IN Redevel. District COP(2)                      7.750     01/15/2030        15,034,425
     11,830,000   Carmel, IN Redevel. District COP(2)                      8.000     01/15/2035        12,123,857
      1,475,000   East Chicago, IN Solid Waste Disposal (USG
                  Corp.)(2)                                                5.500     09/01/2028         1,246,950
      5,805,000   East Chicago, IN Solid Waste Disposal (USG
                  Corp.)(2)                                                6.375     08/01/2029         5,447,006
         25,000   Fort Wayne, IN Pollution Control (General Motors
                  Corp.)(3,4)                                              6.200     10/15/2025             8,375
        600,000   Hammond, IN Local Public Improvement District(2)         6.500     08/15/2030           603,114
      1,000,000   Hammond, IN Local Public Improvement District(2)         6.750     08/15/2035         1,007,800
         20,000   IN Bond Bank (Southwestern Bartholomew Water
                  Corp.)(2)                                                6.625     06/01/2012            20,028
     24,000,000   IN Finance Authority (Trinity Healthcare Credit
                  Group)(1)                                                5.250     12/01/2038        24,895,920
        925,000   IN Finance Authority Educational Facilities
                  (Irvington Community)(2)                                 9.000     07/01/2039         1,098,234
      9,585,000   IN Health & Educational Facilities Financing
                  Authority (AH/SVH Obligated Group)(2)                    5.000     11/15/2036         9,728,967


                 23 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Indiana Continued
$    14,745,000   IN Health & Educational Facilities Financing
                  Authority (AH/SVH Obligated Group)(2)                    5.000%    11/15/2036   $    14,966,470
      1,835,000   IN Health Facility Financing Authority (Methodist
                  Hospitals)(2)                                            5.500     09/15/2031         1,579,091
        550,000   IN Pollution Control (General Motors Corp.)(3,4)         5.625     04/01/2011           184,250
      9,365,000   Indianapolis, IN Multifamily Hsg. (Covered
                  Bridge)(2,10)                                            6.500     04/01/2030         6,939,465
         75,000   Jasper County, IN Economic Devel. (Georgia-Pacific
                  Corp.)(2)                                                5.600     04/01/2029            68,930
        215,000   Jasper County, IN Economic Devel. (Georgia-Pacific
                  Corp.)(2)                                                5.625     12/01/2027           198,830
        560,000   Jasper County, IN Economic Devel. (Georgia-Pacific
                  Corp.)(2)                                                6.700     04/01/2029           560,991
         30,000   North Manchester, IN (Estelle Peabody Memorial
                  Home)(3)                                                 6.500     07/01/2015            18,651
     17,505,000   North Manchester, IN (Estelle Peabody Memorial
                  Home)(3)                                                 7.250     07/01/2033        10,892,486
         60,000   Petersburg, IN Pollution Control (Indianapolis
                  Power & Light Company)(2)                                6.375     11/01/2029            61,509
      6,820,000   Shelbyville, IN Redevel. District Tax Increment
                  (Central Shelbyville Economic)(2)                        6.500     07/01/2022         6,130,362
        230,000   St. Joseph County, IN Economic Devel. (Holy Cross
                  Village Notre Dame)(2)                                   5.550     05/15/2019           222,928
      4,875,000   Vigo County, IN Hospital Authority (Union
                  Hospital)(2)                                             5.800     09/01/2047         4,181,921
      5,955,000   Vincennes, IN Economic Devel. (Southwest Indiana
                  Regional Youth Village)(2)                               6.250     01/01/2024         4,989,456
     25,000,000   Wabash County, IN Economic Devel. (North
                  Manchester Ethanol)                                      9.250     07/01/2020        19,607,750
      4,500,000   Wabash County, IN Economic Devel. (North
                  Manchester Ethanol)                                     14.000     07/01/2020         3,612,870
                                                                                                  ---------------
                                                                                                      163,976,063
                                                                                                  ---------------
Iowa--2.1%
        500,000   Cedar Rapids, IA (Cottage Grove Place)                   5.875     07/01/2028           376,550
      3,095,000   Cedar Rapids, IA (Cottage Grove Place)                   6.000     07/01/2014         2,955,292
      5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                  5.875     12/01/2036         4,358,757
        395,000   IA Finance Authority (Amity Fellowserve)(2)              5.900     10/01/2016           375,234
        810,000   IA Finance Authority (Amity Fellowserve)(2)              6.000     10/01/2028           677,662
        940,000   IA Finance Authority (Amity Fellowserve)(2)              6.375     10/01/2026           835,105
      2,190,000   IA Finance Authority (Amity Fellowserve)(2)              6.500     10/01/2036         1,925,996
      1,160,000   IA Finance Authority (Boys & Girls Home and Family
                  Services)(2)                                             5.900     12/01/2028           932,362
        900,000   IA Finance Authority Retirement Community
                  (Friendship Haven)(2)                                    6.125     11/15/2032           784,053
      1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)(2)      5.550     11/01/2041           812,280
      1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                  Ridge)(2)                                                5.375     06/01/2025           931,931


                 24 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Iowa Continued
$    36,910,000   IA Tobacco Settlement Authority(2)                       5.375%    06/01/2038   $    27,431,512
     45,000,000   IA Tobacco Settlement Authority(2)                       5.500     06/01/2042        33,236,550
    190,800,000   IA Tobacco Settlement Authority                          6.250(5)  06/01/2046         6,340,284
    360,990,000   IA Tobacco Settlement Authority                          7.125(5)  06/01/2046         9,927,225
     60,000,000   IA Tobacco Settlement Authority (TASC)(2)                5.625     06/01/2046        44,884,800
                                                                                                  ---------------
                                                                                                      136,785,593
                                                                                                  ---------------
Kansas--0.1%
         45,000   Goddard, KS Industrial Revenue (IFR Systems)(2)          6.250     05/01/2012            45,843
         55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                  Obligated Group)(2)                                      5.500     11/15/2015            54,149
      1,255,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)(2)      7.950     10/15/2035           908,658
      4,500,000   Olathe, KS Tax Increment (Gateway)                       5.000     03/01/2026         2,193,210
      2,500,000   Olathe, KS Transportation Devel. District (Gateway)      5.000     12/01/2028         1,208,575
      2,475,000   Wyandotte County/Kansas City, KS Unified
                  Government Industrial Devel. (Crestwood
                  Apartments)(3,4)                                         6.950     06/01/2037           507,400
      1,400,000   Wyandotte County/Kansas City, KS Unified
                  Government Pollution Control (General Motors)            6.000     06/01/2025         1,071,000
                                                                                                  ---------------
                                                                                                        5,988,835
                                                                                                  ---------------
Kentucky--0.3%
         15,000   Elizabethtown, KY Industrial Building
                  (Elizabethtown Medical Rehabilitation)(2)               10.250     12/01/2016            15,022
     27,170,000   Kenton County, KY Airport (Delta Airlines)(3)            8.000     12/01/2015               272
     45,560,000   Kenton County, KY Airport (Delta Airlines)(3)            8.000     12/01/2015               456
        150,000   Kenton County, KY Airport (Delta Airlines)(3)            8.000     12/01/2015                 2
     28,805,000   Kenton County, KY Airport (Delta Airlines)(3)            8.000     12/01/2015               288
     31,750,000   Kenton County, KY Airport (Delta Airlines)(3)            8.000     12/01/2015               318
      2,455,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(2)                    6.750     03/01/2029         2,224,746
     14,000,000   KY EDFA (Baptist Healthcare System)(1)                   5.375     08/15/2024        15,141,000
      1,775,000   Louisville & Jefferson County, KY Metropolitan
                  Government Health Facilities (JHF/SMHC Obligated
                  Group)(2)                                                6.125     02/01/2037         1,848,627
      2,900,000   Morgantown, KY Solid Waste Disposal (Imco
                  Recycling)(3,4)                                          6.000     05/01/2023            14,500
      4,600,000   Morgantown, KY Solid Waste Disposal (Imco
                  Recycling)(3,4)                                          7.450     05/01/2022            23,000
      5,740,000   Morgantown, KY Solid Waste Disposal (Imco
                  Recycling)(3,4)                                          7.650     05/01/2016            28,700
                                                                                                  ---------------
                                                                                                       19,296,931
                                                                                                  ---------------
Louisiana--1.4%
        175,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil
                  Products Company)(2)                                     5.600     12/01/2028           175,140
         20,000   De Soto Parish, LA Environmental Improvement
                  (International Paper Company)(2)                         5.600     11/01/2022            19,788


                 25 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Louisiana Continued
$     1,200,000   Juban Park, LA Community Devel. District Special
                  Assessment(2)                                            5.150%    10/01/2014   $     1,073,028
      3,660,000   LA CDA (Eunice Student Hsg. Foundation)                  7.375     09/01/2033         2,454,140
     11,415,000   LA HFA (La Chateau)(2)                                   7.250     09/01/2039        11,552,094
        980,000   LA Local Government EF&CD Authority (Cypress
                  Apartments)(2)                                           8.000     04/20/2028           831,471
        455,000   LA Local Government EF&CD Authority (Sharlo
                  Apartments)(2)                                           8.000     06/20/2028           383,055
      7,000,000   LA Public Facilities Authority (Ochsner Clinic
                  Foundation)(2)                                           5.375     05/15/2043         6,282,080
      5,350,000   LA Public Facilities Authority (Progressive
                  Healthcare)(2)                                           6.375     10/01/2028         4,339,278
     65,080,000   LA Tobacco Settlement Financing Corp. (TASC)(2)          5.875     05/15/2039        63,096,362
      7,400,000   Lakeshore Villages, LA Master Community Devel.
                  District                                                 5.250     07/01/2017         4,471,598
         60,000   New Orleans, LA Sewage Service(2)                        5.400     06/01/2017            59,998
         15,000   Tensas Parish, LA Law Enforcement District COP           8.000     10/01/2010            14,883
         10,000   West Feliciana Parish, LA Pollution Control
                  (Entergy Gulf States)(2)                                 6.600     09/01/2028            10,009
                                                                                                  ---------------
                                                                                                       94,762,924
                                                                                                  ---------------
Maine--0.5%
     56,390,000   ME Finance Authority Solid Waste Recycling
                  Facilities (Great Northern Paper)(3,4)                   7.750     10/01/2022        18,044,800
         20,000   North Berwick, ME (Hussey Seating Company)(2)            7.000     12/01/2013            20,016
      4,800,000   Rumford, ME Pollution Control (Boise Cascade
                  Corp.)(2)                                                6.625     07/01/2020         4,215,312
     14,265,000   Rumford, ME Solid Waste Disposal (Boise Cascade
                  Corp.)(2)                                                6.875     10/01/2026        12,310,552
                                                                                                  ---------------
                                                                                                       34,590,680
                                                                                                  ---------------
Maryland--0.3%
      6,810,000   Brunswick, MD Special Obligation (Brunswick
                  Crossing)(2)                                             5.500     07/01/2036         4,931,189
      5,135,000   MD EDC Student Hsg. (Bowie State University)(2)          6.000     06/01/2023         4,558,185
        400,000   MD EDC Student Hsg. (University of Maryland)(2)          5.625     10/01/2023           301,344
      8,500,000   MD EDC Student Hsg. (University of Maryland)(2)          5.750     10/01/2033         5,882,340
        600,000   MD H&HEFA (King Farm Presbyterian Community)(2)          5.300     01/01/2037           429,414
        925,000   MD H&HEFA (Washington Christian Academy)                 5.500     07/01/2038           397,769
      2,250,000   Salisbury, MD Special Obligation (Villages at
                  Aydelotte Farm)(2)                                       5.250     01/01/2037         1,363,973
                                                                                                  ---------------
                                                                                                       17,864,214
                                                                                                  ---------------
Massachusetts--2.0%
        800,000   MA Devel. Finance Agency (Eastern Nazarene
                  College)(2)                                              5.625     04/01/2019           732,344
      2,630,000   MA Devel. Finance Agency (Eastern Nazarene
                  College)(2)                                              5.625     04/01/2029         2,131,063
      1,800,000   MA Devel. Finance Agency (Linden Ponds)(2)               5.750     11/15/2042         1,292,220


                 26 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Massachusetts Continued
$       275,000   MA Devel. Finance Agency (Regis College)(2)              5.250%    10/01/2018   $       245,237
      1,000,000   MA Devel. Finance Agency (VOA Concord)(2)                5.200     11/01/2041           714,330
     24,215,000   MA Educational Financing Authority, Series H(1)          6.350     01/01/2030        25,768,614
         65,000   MA H&EFA (Holyoke Hospital)(2)                           6.500     07/01/2015            60,795
      1,410,000   MA H&EFA (North Adams Regional Hospital)(2)              6.625     07/01/2018         1,350,343
      4,250,000   MA H&EFA (Partners Healthcare System)(1)                 5.000     07/01/2034         4,350,215
     23,100,000   MA H&EFA (Partners Healthcare System)(1)                 5.000     07/01/2039        23,506,560
      6,300,000   MA H&EFA (Tufts Medical Center)(2)                       5.000     05/15/2022         5,739,867
     50,080,000   MA HFA, Series A(1)                                      5.250     07/01/2025        50,600,279
     10,500,000   MA HFA, Series A(1)                                      5.300     06/01/2049        10,313,047
      8,330,000   MA HFA, Series C(1)                                      5.400     12/01/2049         8,422,531
         50,000   MA Port Authority (Delta Air Lines)                      5.000     01/01/2027            39,375
                                                                                                  ---------------
                                                                                                      135,266,820
                                                                                                  ---------------
Michigan--4.4%
     10,100,000   Detroit, MI City School District(1)                      6.000     05/01/2029        11,145,855
        100,000   Detroit, MI GO(2)                                        5.000     04/01/2014            97,773
      5,850,000   Detroit, MI GO(2)                                        5.000     04/01/2021         4,962,731
        225,000   Detroit, MI GO(2)                                        5.250     04/01/2014           221,942
      2,600,000   Detroit, MI GO(2)                                        5.250     04/01/2016         2,447,120
        350,000   Detroit, MI GO(2)                                        5.250     04/01/2017           324,436
      1,000,000   Detroit, MI GO(2)                                        5.250     04/01/2020           878,890
      2,000,000   Detroit, MI GO(2)                                        5.250     04/01/2020         1,757,780
      2,210,000   Detroit, MI GO(2)                                        5.250     04/01/2021         1,916,490
        100,000   Detroit, MI GO(2)                                        5.250     04/01/2023            85,196
         40,000   Detroit, MI GO(2)                                        5.375     04/01/2015            38,946
      3,305,000   Detroit, MI Local Devel. Finance Authority(2)            6.700     05/01/2021         2,115,167
      2,060,000   Detroit, MI Local Devel. Finance Authority(2)            6.850     05/01/2021         1,293,021
        585,000   Detroit, MI Local Devel. Finance Authority
                  (Chrysler Corp.)(2)                                      5.375     05/01/2018           353,808
     35,095,000   Detroit, MI Sewer Disposal System(1)                     0.795(6)  07/01/2032        26,278,625
      5,845,000   Detroit, MI Sewer Disposal System(2)                     0.795(6)  07/01/2032         4,377,905
     10,000,000   Detroit, MI Tax Anticipation Notes                      10.000     10/01/2010         9,991,000
        760,000   East Lansing, MI Economic Corp. (Burcham Hills)(2)       5.250     07/01/2037           554,184
      1,400,000   Kalamazoo, MI EDC (Heritage Community)(2)                5.500     05/15/2036         1,109,458
     10,500,000   Kent, MI Hospital Finance Authority(2)                   6.250     07/01/2040         9,662,205
      1,625,000   Kent, MI Hospital Finance Authority
                  (MetroH/MetroHC/MetroF Obligated Group)(2)               6.000     07/01/2035         1,461,801
        450,000   Macomb, MI Public Academy(2)                             6.750     05/01/2037           391,460
         65,000   MI Hospital Finance Authority (Detroit Medical
                  Center)(2)                                               6.500     08/15/2018            64,500
      2,500,000   MI Hospital Finance Authority (Henry Ford Health
                  System)(2)                                               5.250     11/15/2046         2,297,850
      5,000,000   MI Hospital Finance Authority (HFHS/HAPM/WH&MC
                  Obligated Group)(2)                                      5.750     11/15/2039         4,964,700


                 27 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Michigan Continued
$     2,900,000   MI Hospital Finance Authority (Oakwood Obligated
                  Group)(2)                                                5.000%    07/15/2037   $     2,573,344
     50,000,000   MI Municipal Bond Authority                              9.500     08/20/2010        49,948,500
        900,000   MI Public Educational Facilities Authority
                  (American Montessori)(2)                                 6.500     12/01/2037           807,147
      1,500,000   MI Public Educational Facilities Authority (Old
                  Redford Academy)(2)                                      6.000     12/01/2035         1,340,370
      1,465,500   MI Strategic Fund Limited Obligation (Wolverine
                  Human Services)(2)                                       7.875     08/31/2028         1,381,542
      4,730,000   MI Strategic Fund Pollution Control (General
                  Motors Corp.)(3,4)                                       6.200     09/01/2020         1,584,550
      4,200,000   MI Strategic Fund Solid Waste (Genesee Power
                  Station)(2)                                              7.500     01/01/2021         3,799,488
    428,990,000   MI Tobacco Settlement Finance Authority                  7.286(5)  06/01/2052         9,699,464
  3,048,780,000   MI Tobacco Settlement Finance Authority                  8.877(5)  06/01/2058        33,414,629
      1,625,000   Pontiac, MI City School District(2)                      4.500     05/01/2020         1,312,951
     52,930,000   Wayne County, MI Airport Authority (Detroit Metro
                  Wayne Airport)(1)                                        5.000     12/01/2029        51,828,111
     10,000,000   Wayne County, MI Airport Authority (Detroit Metro
                  Wayne Airport)(1)                                        5.000     12/01/2034         9,805,503
     20,000,000   Wayne County, MI Airport Authority (Detroit Metro
                  Wayne Airport)(2)                                        5.000     12/01/2034        17,013,000
      5,830,000   Wayne County, MI Airport Authority (Detroit Metro
                  Wayne Airport)(2)                                        5.250     12/01/2021         5,735,437
     14,400,000   Wayne, MI Charter County Airport Facilities
                  (Northwest Airlines)(2)                                  6.000     12/01/2029        12,966,768
                                                                                                  ---------------
                                                                                                      292,003,647
                                                                                                  ---------------
Minnesota--0.9%
      1,530,000   Burnsville, MN Commercial Devel. (Holiday Inn)(3,4)      5.900     04/01/2008           321,300
      1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)(2)      5.400     12/01/2036           847,610
      1,750,000   Cottage Grove, MN Senior Hsg.(2)                         6.000     12/01/2046         1,594,443
      2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)            5.350     05/01/2042         1,494,520
      1,000,000   Eveleth, MN Multifamily (Manor House Woodland)(2)        5.500     10/01/2025           920,830
      2,000,000   Eveleth, MN Multifamily (Manor House Woodland)(2)        5.700     10/01/2036         1,749,260
      2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)         5.500     05/01/2042         1,615,961
        525,000   International Falls, MN Pollution Control (Boise
                  Cascade Corp.)(2)                                        5.500     04/01/2023           405,279
      3,250,000   International Falls, MN Pollution Control (Boise
                  Cascade Corp.)(2)                                        5.650     12/01/2022         2,557,068
      6,370,000   International Falls, MN Solid Waste Disposal
                  (Boise Cascade Corp.)(2)                                 6.850     12/01/2029         5,412,398
     14,680,000   Lamberton, MN Solid Waste (Highwater Ethanol)(2)         8.500     12/01/2022        11,356,742
      9,545,000   Mankato, MN Industrial Devel. (Environ
                  Biocomposites Holdings)(3,4)                             7.250     12/01/2025         4,053,189
     47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines)(3,4)                     7.000     04/01/2025               470


                 28 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Minnesota Continued
$    16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines)(3,4)                     7.375%    04/01/2025   $           164
        100,000   Minneapolis, MN Multifamily Hsg. (Belmont
                  Apartments)(2)                                           7.625     11/01/2027            98,691
        730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                  Apartments)(2)                                           5.400     04/01/2028           576,554
      5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                  Apartments)(2)                                           5.500     04/01/2042         3,926,182
        500,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)             5.500     02/01/2022           380,570
      1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)             5.700     02/01/2029           687,140
        900,000   New Hope, MN Hsg. & Health Care Facilities
                  (Minnesota Masonic Home North Ridge)(2)                  5.900     03/01/2019           873,432
         80,000   New Hope, MN Multifamily (Chardon Court)                 7.250     06/01/2026            43,106
         25,000   Northfield, MN Lease (Village School of
                  Northfield)(3,4)                                         6.500     12/01/2014             6,373
        330,000   Northfield, MN Lease (Village School of
                  Northfield)(3,4)                                         7.500     12/01/2024            67,313
      2,100,000   Northwest MN Multi-County Hsg. and Redevel.
                  Authority(2)                                             5.450     07/01/2041         1,700,433
     10,170,000   Otter Tail County, MN GO(2)                              7.500     11/01/2019         2,841,396
      1,000,000   Pine City, MN Health Care & Hsg. (North Branch)(2)       6.125     10/20/2047           956,970
      3,700,000   Richfield, MN Senior Hsg. (Richfield Senior
                  Hsg.)(2)                                                 6.625     12/01/2039         3,711,026
        465,000   Rochester, MN Multifamily Hsg. (Eastridge
                  Estates)(2)                                              7.750     12/15/2034           422,122
        830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                  Lake Village)(2)                                         5.375     08/01/2021           762,405
        790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                  Lake Village)(2)                                         5.625     02/01/2031           669,651
         85,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain
                  Towers)(2)                                               5.900     09/01/2020            74,826
      1,270,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Bridgecreek Senior Place)(2)                            7.000     09/15/2037         1,015,086
      1,924,036   St. Paul, MN Hsg. & Redevel. Authority (Episcopal
                  Nursing Home)(2)                                         5.630     10/01/2033         1,671,294
      3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                  Northern Lofts)(2)                                       6.250     03/01/2029         2,560,230
        400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                  Academy)(2)                                              5.750     09/01/2026           356,380
        650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                  Academy)(2)                                              6.000     09/01/2036           560,450
      1,800,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                  Landing)(2)                                              6.800     03/01/2029         1,666,908
      1,214,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                  Landing)(2)                                              7.000     03/01/2029         1,148,444
        805,000   St. Paul, MN Port Authority (Great Northern)(2)          6.000     03/01/2030           733,717
        560,000   St. Paul, MN Port Authority Parking Revenue (4th
                  Parking Ramp)(3)                                         8.000     12/01/2027           145,958


                 29 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Minnesota Continued
$     1,425,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                  Manor East)(2)                                           6.000%    02/01/2019   $     1,214,200
                                                                                                  ---------------
                                                                                                       61,200,091
                                                                                                  ---------------
Mississippi--0.3%
        175,000   Jackson, MS Hsg. Authority (Elton Park
                  Apartments)(2)                                           5.400     04/01/2039           177,858
      3,000,000   Meridian, MS Tax Increment (Meridian Crossroads)(2)      8.750     12/01/2024         3,035,490
      4,810,000   MS Business Finance Corp. (Intrinergy Wiggins)(2)        8.000     01/01/2023         4,189,654
      1,395,000   Ridgeland, MS Tax Increment (Colony Park)(2)             5.250     10/01/2027         1,398,013
      1,755,000   Ridgeland, MS Tax Increment (Colony Park)(2)             5.375     10/01/2028         1,762,002
     16,410,000   Stonebridge, MS Public Improvement District
                  Special Assessment(3)                                    7.500     10/01/2042         8,238,148
        175,000   Warren County, MS Environmental Improvement
                  (International Paper Company)(2)                         6.250     09/01/2023           175,424
                                                                                                  ---------------
                                                                                                       18,976,589
                                                                                                  ---------------
Missouri--1.4%
        250,000   Belton, MO Tax Increment (Belton Town Center)(2)         5.500     03/01/2020           234,258
        400,000   Belton, MO Tax Increment (Belton Town Center)(2)         5.625     03/01/2025           356,472
        580,000   Branson Hills, MO Infrastructure Facilities(2)           5.000     04/01/2012           586,107
        500,000   Branson Hills, MO Infrastructure Facilities(2)           5.000     04/01/2016           487,490
        500,000   Branson Hills, MO Infrastructure Facilities(2)           5.000     04/01/2017           478,540
        730,000   Branson Hills, MO Infrastructure Facilities(2)           5.500     04/01/2022           675,746
        750,000   Branson Hills, MO Infrastructure Facilities(2)           5.500     04/01/2027           658,298
      4,900,000   Branson, MO Commerce Park Community Improvement
                  District(2)                                              5.750     06/01/2026         4,003,398
      2,485,000   Branson, MO IDA (Branson Hills Redevel.)(2)              5.750     05/01/2026         1,973,910
     13,000,000   Branson, MO IDA (Branson Hills Redevel.)(2)              7.050     05/01/2027        11,508,640
      1,940,000   Branson, MO IDA (Branson Landing)(2)                     5.250     06/01/2021         1,492,849
      2,470,000   Branson, MO IDA (Branson Landing)(2)                     5.500     06/01/2029         1,681,477
     24,535,000   Branson, MO IDA (Branson Shoppe Redevel.)(2)             5.950     11/01/2029        19,326,465
      5,000,000   Branson, MO Regional Airport (Branson Airport)           6.000     07/01/2025         2,767,750
        570,000   Broadway-Fairview, MO Transportation Devel.
                  District (Columbia)(2)                                   6.125     12/01/2036           371,480
      1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)         5.500     04/01/2021         1,120,971
      1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)         5.625     04/01/2027           969,155
         30,000   Fenton, MO Tax Increment (Dierbergs)(2)                  7.250     10/01/2021            30,048
        200,000   Jackson County, MO IDA (Avila College)(2)                6.500     12/02/2025           200,144
      1,250,000   Jennings, MO Tax Increment & Community Improvement
                  (Northland Redevel. Area)(2)                             5.000     11/01/2023         1,072,063
        500,000   Kansas City, MO IDA (Plaza Library)(2)                   5.900     03/01/2024           478,110
      1,342,000   Kansas City, MO IDA (West Paseo)(2)                      6.750     07/01/2036         1,024,698
        440,000   Kansas City, MO IDA (Woodbridge Apartments)              6.700     08/01/2015           415,246
      3,750,000   Kansas City, MO Tax Increment (Briarcliff West)(2)       5.400     06/01/2024         3,208,800
      1,625,000   Lees Summit, MO IDA (Kensington Farms)(2)                5.500     03/01/2021         1,441,830
        750,000   Lees Summit, MO IDA (Kensington Farms)(2)                5.750     03/01/2029           616,028


                 30 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Missouri Continued
$     3,065,000   Liberty, MO Tax Increment (Liberty Triangle)(2)          5.875%    10/01/2029   $     2,617,970
      3,240,000   MO Dardenne Town Square Transportation Devel.
                  District                                                 5.000     05/01/2026         2,029,925
      3,825,000   MO Dardenne Town Square Transportation Devel.
                  District                                                 5.000     05/01/2036         2,025,873
      2,620,000   MO Enright Arlington Community Improvement
                  District(2)                                              5.400     03/01/2026         2,253,750
         20,000   MO Environmental Improvement & Energy Resources
                  Authority (Union Electric Company)(2)                    5.450     10/01/2028            20,006
      1,910,000   MO Good Shepard Nursing Home District(2)                 5.900     08/15/2023         1,760,905
        230,000   MO Grindstone Plaza Transportation Devel.
                  District(2)                                              5.250     10/01/2021           172,854
        400,000   MO Grindstone Plaza Transportation Devel.
                  District(2)                                              5.400     10/01/2026           280,052
        115,000   MO Grindstone Plaza Transportation Devel.
                  District(2)                                              5.550     10/01/2036            72,202
      3,915,000   MO HDC (Mansion Apartments Phase II)(2)                  6.170     04/01/2032         3,186,458
         10,000   MO HDC (Single Family Mtg.)(2)                           5.500     09/01/2033            10,217
        782,000   Northwoods, MO Transportation Devel. District(2)         5.850     02/01/2031           619,610
      2,000,000   St. Joseph, MO IDA (Living Community of St.
                  Joseph)(2)                                               7.000     08/15/2032         1,902,540
      2,000,000   St. Joseph, MO IDA (Shoppes at North Village)(2)         5.500     11/01/2027         1,779,340
         10,000   St. Louis County, MO IDA (Century Garden
                  Apartments)(2)                                           5.700     08/20/2039            10,026
      2,461,000   St. Louis, MO Tax Increment (1601 Washington
                  Redevel.)(2)                                             6.000     08/21/2026         1,835,488
      2,034,000   St. Louis, MO Tax Increment (Pet Building Redevel.)      5.500     05/29/2028         1,388,876
      1,660,000   St. Louis, MO Tax Increment (Printers Lofts)             6.000     08/21/2026         1,238,078
      3,045,000   St. Louis, MO Tax Increment (Security Building
                  Redevel.)(2)                                             6.300     04/01/2027         2,337,190
      2,429,000   St. Louis, MO Tax Increment (Washington East
                  Condominiums)(2)                                         5.500     01/20/2028         1,658,157
      1,600,000   St. Louis, MO Tax Increment (Washington East
                  Condominiums)(2)                                         5.500     01/20/2028         1,092,240
      1,108,000   St. Louis, MO Tax Increment Financing, Series A          5.500     09/02/2028           751,534
      1,865,000   Stone Canyon, MO Improvement District
                  (Infrastructure)(2)                                      5.700     04/01/2022         1,502,258
        975,000   Stone Canyon, MO Improvement District
                  (Infrastructure)(2)                                      5.750     04/01/2027           728,150
      1,025,000   Suemandy, MO Mid-Rivers Community Improvement
                  District(2)                                              7.000     10/01/2019         1,027,716
      2,225,000   Suemandy, MO Mid-Rivers Community Improvement
                  District(2)                                              7.500     10/01/2029         2,236,704
                                                                                                  ---------------
                                                                                                       91,718,092
                                                                                                  ---------------
Montana--0.2%
      4,360,000   Hardin, MT Tax Increment Industrial Infrastructure
                  Devel. (Rocky Mountain Power)(2)                         0.000(7)  09/01/2031         2,440,946


                 31 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Montana Continued
$     6,800,000   MT Board of Investment Exempt Facilities
                  (Stillwater Mining Company)(2)                           8.000%    07/01/2020   $     6,245,664
      1,125,000   MT Facilities Finance Authority (St. John's
                  Lutheran)(2)                                             6.000     05/15/2025         1,012,646
      1,650,000   MT Facilities Finance Authority (St. John's
                  Lutheran)(2)                                             6.125     05/15/2036         1,400,487
                                                                                                  ---------------
                                                                                                       11,099,743
                                                                                                  ---------------
Multi States--0.1%
      8,000,000   Munimae TE Bond Subsidiary(2)                            5.900     11/29/2049         4,479,600
Nebraska--0.6%
      1,360,000   Beatrice, NE Community Redevel. Authority
                  (Beatrice Biodiesel)                                     6.625     12/01/2021           773,255
         50,000   Dawson County, NE Sanitation & Improvement
                  District(2)                                              5.650     02/01/2022            43,881
     20,000,000   Douglas County, NE Hospital Authority (Methodist
                  Health System)(1)                                        5.750     11/01/2048        21,304,419
      1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)(2)        5.750     01/01/2022           532,075
      2,400,000   NE Educational Facilities Authority (Midland
                  Lutheran College)(2)                                     5.600     09/15/2029         2,008,488
      5,560,000   Santee Sioux Nation, NE Tribal Health Care (Indian
                  Health Service)(2)                                       8.750     10/01/2020         5,631,724
     45,745,000   Saunders County, NE Individual Devel. (Mead
                  Biofuels)(3)                                             7.000     12/01/2026         9,099,595
                                                                                                  ---------------
                                                                                                       39,393,437
                                                                                                  ---------------
Nevada--0.6%
     33,000,000   Clark County, NV Airport(2)                              5.125     07/01/2036        33,310,860
      1,000,000   Clark County, NV Improvement District(2)                 5.000     02/01/2026           714,790
        770,000   Clark County, NV Improvement District(2)                 5.050     02/01/2031           510,271
         25,000   Clark County, NV Pollution Control (Nevada Power
                  Company)(2)                                              5.450     10/01/2023            23,546
     10,000,000   Director of the State of NV Dept. of Business &
                  Industry (Las Ventanas Retirement)(3)                    7.000     11/15/2034         5,341,100
        100,000   Las Vegas, NV Paiute Tribe, Series A(2)                  6.625     11/01/2017            88,472
        130,000   Mesquite, NV Special Improvement District (Canyon
                  Creek)(2)                                                5.400     08/01/2020            97,141
        515,000   Mesquite, NV Special Improvement District (Canyon
                  Creek)(2)                                                5.500     08/01/2025           336,367
      1,930,000   Mesquite, NV Special Improvement District No.
                  07-01 (Anthem at Mesquite)(2)                            6.150     08/01/2037         1,425,807
                                                                                                  ---------------
                                                                                                       41,848,354
                                                                                                  ---------------
New Hampshire--0.1%
      1,945,000   NH Business Finance Authority (Air Cargo at Pease)       6.750     04/01/2024         1,521,068
         70,000   NH Business Finance Authority (Connecticut Light &
                  Power)(2)                                                5.850     12/01/2022            71,091
      1,500,000   NH Business Finance Authority (Huggins Hospital)(2)      6.875     10/01/2039         1,509,165
      4,000,000   NH H&EFA (Franklin Pierce College)(2)                    6.050     10/01/2034         3,421,640
                                                                                                  ---------------
                                                                                                        6,522,964
                                                                                                  ---------------


                 32 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
New Jersey--10.0%
$     1,400,000   NJ EDA (Continental Airlines)(2)                         5.500%    04/01/2028   $       999,964
     42,830,000   NJ EDA (Continental Airlines)(2)                         6.250     09/15/2019        41,327,095
     59,685,000   NJ EDA (Continental Airlines)(2)                         6.250     09/15/2029        56,356,964
     16,375,000   NJ EDA (Continental Airlines)(2)                         6.400     09/15/2023        15,796,963
      1,600,000   NJ EDA (Continental Airlines)(2)                         6.625     09/15/2012         1,618,656
     25,935,000   NJ EDA (Continental Airlines)(2)                         7.000     11/15/2030        25,954,970
     16,920,000   NJ EDA (Continental Airlines)(2)                         7.200     11/15/2030        16,978,882
     16,500,000   NJ EDA (Continental Airlines)(2)                         9.000     06/01/2033        17,397,270
     12,500,000   NJ EDA (Converted Organics of Woodbridge)                8.000     08/01/2027         7,940,875
      1,109,191   NJ EDA (Empowerment Zone-Cumberland)(3,4)                7.750     08/01/2021           596,967
      9,000,000   NJ EDA (GMT Realty)(2)                                   6.875     01/01/2037         7,714,890
         75,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)(2)                          7.250     07/01/2014            74,039
      6,130,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)(2)                          7.250     07/01/2027         4,865,320
    154,940,000   NJ Tobacco Settlement Financing Corp.(2)                 4.750     06/01/2034       111,115,221
     96,125,000   NJ Tobacco Settlement Financing Corp.(1)                 5.000     06/01/2029        80,639,808
    375,020,000   NJ Tobacco Settlement Financing Corp.(2)                 5.000     06/01/2041       260,650,151
    198,050,000   NJ Tobacco Settlement Financing Corp.                    7.389(5)  06/01/2041        12,984,158
                                                                                                  ---------------
                                                                                                      663,012,193
                                                                                                  ---------------
New Mexico--0.5%
        467,000   Dona Ana County, NM Multifamily (Montana Meadows
                  Apartments)(2)                                           8.500     12/01/2015           471,955
      5,110,000   Eldorado, NM Area Water and Sanitation District(2)       6.000     02/01/2025         4,473,498
         50,000   Farmington, NM Pollution Control (Public Service
                  Company of New Mexico)(2)                                6.600     10/01/2029            50,191
      1,100,000   Mariposa East, NM Public Improvement District(2)         5.500     09/01/2016         1,011,846
        500,000   Mariposa East, NM Public Improvement District(2)         5.750     09/01/2021           420,400
        500,000   Mariposa East, NM Public Improvement District(2)         6.000     09/01/2032           385,565
        900,000   Montecito Estates, NM Public Improvement
                  District(2)                                              7.000     10/01/2037           790,659
     21,565,000   NM Hospital Equipment (Presbyterian Healthcare)(1)       5.000     08/01/2039        21,706,499
          5,000   NM Mtg. Finance Authority, Series C(2)                   6.500     07/01/2025             5,234
        200,000   NM Regional Hsg. Authority (Wildewood
                  Apartments)(2)                                           8.750     12/01/2020           201,434
      1,925,000   NM Trails Public Improvement District(2)                 7.750     10/01/2038         1,749,094
      4,805,000   Saltillo, NM Improvement District(2)                     7.625     10/01/2037         4,317,100
      1,000,000   Ventana West, NM Public Improvement District
                  Special Levy(2)                                          6.875     08/01/2033           874,340
                                                                                                  ---------------
                                                                                                       36,457,815
                                                                                                  ---------------
New York--3.5%
      3,000,000   Albany, NY IDA (New Covenant Charter School)(10)         7.000     05/01/2035         1,200,030
     17,700,000   Erie County, NY Tobacco Asset Securitization Corp.       6.656(5)  06/01/2055           199,479
    412,100,000   NY Counties Tobacco Trust V                              7.151(5)  06/01/2060         2,827,006


                 33 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
New York Continued
$   500,000,000   NY Counties Tobacco Trust V                              7.836%(5) 06/01/2060   $     3,430,000
     13,765,000   NY/NJ Port Authority Austin Trust Inverse
                  Certificates                                             9.125(11) 04/01/2036        13,889,986
      2,815,000   NYC IDA (American Airlines)                              5.400     07/01/2020         2,240,261
     11,055,000   NYC IDA (American Airlines)                              6.900     08/01/2024         9,596,735
      4,500,000   NYC IDA (American Airlines)(2)                           7.500     08/01/2016         4,553,685
     28,500,000   NYC IDA (American Airlines)(2)                           7.625     08/01/2025        29,003,595
     37,000,000   NYC IDA (American Airlines)(2)                           7.750     08/01/2031        37,966,070
     10,000,000   NYC IDA (Bronx Parking Devel.)                           5.750     10/01/2037         8,129,200
        500,000   NYC IDA (JFK International Airport)(2)                   8.000     08/01/2012           513,720
     20,000,000   NYC Municipal Water Finance Authority(1)                 5.000     06/15/2036        20,673,700
     20,000,000   NYC Municipal Water Finance Authority(1)                 5.000     06/15/2039        21,062,000
     10,000,000   NYS DA (Personal Income Tax)(1)                          5.000     03/15/2038        10,602,350
     12,075,000   NYS DA (State Personal Income Tax Authority)(1)          5.000     03/15/2035        12,485,660
     45,000,000   NYS IDA (Bronx Parking Devel. Company)                   5.875     10/01/2046        36,376,200
     20,000,000   NYS UDC (State Personal Income Tax Authority)(1)         5.000     03/15/2037        20,897,400
        250,000   Port Authority  NY/NJ (JFK International Air
                  Terminal)                                                5.750     12/01/2025           249,975
                                                                                                  ---------------
                                                                                                      235,897,052
                                                                                                  ---------------
North Carolina--0.8%
     46,700,000   Charlotte, NC Douglas International Airport
                  Special Facilities (US Airways)(2)                       5.600     07/01/2027        36,488,111
     14,235,000   Charlotte, NC Douglas International Airport
                  Special Facilities (US Airways)(2)                       7.750     02/01/2028        13,625,884
      4,380,000   Gaston, NC IFPCFA (National Gypsum)(2)                   5.750     08/01/2035         3,167,353
      2,775,000   NC Medical Care Commission Retirement Facilities
                  (Village at Brookwood)(2)                                5.250     01/01/2032         2,048,366
                                                                                                  ---------------
                                                                                                       55,329,714
                                                                                                  ---------------
North Dakota--0.1%
      1,000,000   Cando, ND Nursing Facility (Towner County Medical
                  Center)(2)                                               7.125     08/01/2022           982,970
        100,000   Cass County, ND Industrial Devel. Revenue (Fraser
                  Ltd.)(2)                                                 7.000     11/01/2015            94,462
         10,000   ND HFA (Home Mtg.)(2)                                    5.400     01/01/2034            10,196
         10,000   ND HFA (Home Mtg.)(2)                                    5.550     07/01/2022            10,116
      2,810,000   Richland County, ND Hsg. (Birchwood Properties)(2)       6.750     05/01/2029         2,302,795
                                                                                                  ---------------
                                                                                                        3,400,539
                                                                                                  ---------------
Ohio--4.5%
     10,000,000   Allen County, OH Hospital Facilities (Catholic
                  Healthcare)(12)                                          5.000     06/01/2038        10,031,000
      3,960,000   Buckeye, OH Tobacco Settlement Financing Authority
                  (TASC)(2)                                                5.875     06/01/2030         3,353,288
     43,905,000   Buckeye, OH Tobacco Settlement Financing Authority
                  (TASC)(2)                                                5.875     06/01/2047        32,955,971
  2,345,000,000   Buckeye, OH Tobacco Settlement Financing Authority
                  (TASC)                                                   7.501(5)  06/01/2052        56,303,450


                 34 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Ohio Continued
$     1,385,000   Butler County, OH Hsg. (Anthony Wayne
                  Apartments)(2)                                           6.500%    09/01/2030   $     1,025,454
      4,495,000   Centerville, OH Health Care (Bethany Lutheran
                  Village)(2)                                              6.000     11/01/2038         3,908,582
      8,125,000   Cleveland, OH Airport (Continental Airlines)(2)          5.375     09/15/2027         6,760,244
     22,630,000   Cleveland, OH Airport (Continental Airlines)(2)          5.700     12/01/2019        20,687,441
      1,500,000   Cleveland-Cuyahoga County, OH Port Authority (St.
                  Clarence)(2)                                             6.250     05/01/2038         1,269,570
        750,000   Erie County, OH Hospital Facilities (Firelands
                  Regional Medical Center)(2)                              5.000     08/15/2036           636,488
      6,500,000   Erie County, OH Hospital Facilities (Firelands
                  Regional Medical Center)(2)                              5.250     08/15/2046         5,568,355
      7,500,000   Grove City, OH Tax Increment Financing(2)                5.375     12/01/2031         5,365,575
      4,500,000   Hickory Chase, OH Community Authority
                  Infrastructure Improvement(2)                            7.000     12/01/2038         2,931,075
        125,000   Lake County, OH Hospital Facilities (Lake Hospital
                  System)(2)                                               5.750     08/15/2038           122,423
        125,000   Lake County, OH Hospital Facilities (Lake Hospital
                  System)(2)                                               6.000     08/15/2043           125,278
        790,000   Lorain County, OH Port Authority (Alumalloy LLC)(2)      6.000     11/15/2025           576,858
     15,770,000   Mahoning County, OH Hospital Facilities (Forum
                  Health/Trumbull Memorial Hospital/Beeghly Oaks)          6.000     11/15/2032        11,088,045
     19,780,000   Montgomery County, OH (Catholic Health
                  Initiatives)(1)                                          5.000     05/01/2039        20,402,180
        960,000   Moraine, OH Solid Waste Disposal (General Motors
                  Corp.)(3,4)                                              5.650     07/01/2024           321,600
      3,225,000   Moraine, OH Solid Waste Disposal (General Motors
                  Corp.)(3,4)                                              6.750     07/01/2014         1,080,375
     13,910,000   OH Air Quality Devel. Authority (Fostoria
                  Ethanol)(2)                                              8.500     02/01/2020        10,011,862
     13,910,000   OH Air Quality Devel. Authority (Marion Ethanol)(2)      8.500     02/01/2020        10,011,862
         50,000   OH Environmental Facilities (Ford Motor Company)(2)      5.750     04/01/2035            45,003
        520,000   OH Environmental Facilities (Ford Motor Company)(2)      5.950     09/01/2029           484,931
      4,500,000   OH Higher Education Facility Commission (Summa
                  Health System)(12)                                       5.750     11/15/2040         4,442,445
      2,500,000   OH Hospital Facility (Cleveland Clinic Foundation/
                  Fairview Hospital/Lutheran Hospital Obligated
                  Group)(2)                                                5.500     01/01/2039         2,620,925
        550,000   OH Pollution Control (General Motors Corp.)(3,4)         5.625     03/01/2015           184,250
      2,050,000   OH Port Authority of Columbiana Solid Waste (A&L
                  Salvage)(3,4)                                           14.500     07/01/2028                --
     16,320,000   OH Port Authority of Columbiana Solid Waste (Apex
                  Environmental)(2)                                        7.250     08/01/2034        12,133,267
     14,000,000   OH Solid Waste (General Motors Corp.)(3,4)               6.300     12/01/2032         4,690,000
     29,515,000   OH Solid Waste Disposal (USG Corp.)(2)                   5.600     08/01/2032        24,856,057
     38,910,000   OH Solid Waste Disposal (USG Corp.)(2)                   5.650     03/01/2033        32,922,140


                 35 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Ohio Continued
$     6,640,000   OH Solid Waste Disposal (USG Corp.)(2)                   6.050%    08/01/2034   $     5,936,160
         70,000   Pike County, OH Hospital Facilities (Pike Health
                  Services)                                                7.000     07/01/2022            67,228
        440,000   Toledo-Lucas County, OH Port Authority (Northwest
                  Ohio)(2)                                                 5.125     11/15/2025           367,343
      1,995,000   Toledo-Lucas County, OH Port Authority (Town
                  Square at Levis Commons)(2)                              5.400     11/01/2036         1,862,133
      3,415,000   Warren County, OH Port Authority (Corridor 75
                  Park)(2)                                                 7.500     12/01/2034         3,156,792
                                                                                                  ---------------
                                                                                                      298,305,650
                                                                                                  ---------------
Oklahoma--0.9%
      1,700,000   Ardmore, OK Devel. Authority (Airpark Increment
                  District)(2)                                             5.750     11/01/2022         1,511,861
      1,500,000   Atoka County, OK Healthcare Authority (Atoka
                  Memorial Hospital)(2)                                    6.625     10/01/2037         1,316,835
      1,280,000   Cleveland County, OK IDA (Vaughn Foods)                  7.750     12/01/2012         1,188,480
      2,365,000   Cleveland County, OK IDA (Vaughn Foods)                  8.100     12/01/2024         1,924,424
        220,000   Grady County, OK Industrial Authority
                  (Correctional Facilities)                                7.000     11/01/2011           188,703
      2,610,000   Jackson County, OK Memorial Hospital Authority
                  (Jackson County Memorial)(2)                             7.300     08/01/2015         2,611,853
         50,000   OK Ordnance Works Authority Sewer & Solid Waste
                  Disposal Facilities (Ralston Purina Group)(2)            6.500     09/01/2026            50,051
      1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                  (Aero Obligated Group)(2)                                6.750     01/01/2023         1,361,010
      2,950,000   Oklahoma County, OK Finance Authority (Var-Sail
                  Assoc.)(2)                                               5.250     05/15/2041         3,005,254
      4,075,000   Tulsa, OK Municipal Airport Trust (American
                  Airlines)(2)                                             6.250     06/01/2020         3,734,860
     43,980,000   Tulsa, OK Municipal Airport Trust (American
                  Airlines)                                                7.750     06/01/2035        44,548,222
                                                                                                  ---------------
                                                                                                       61,441,553
                                                                                                  ---------------
Oregon--0.2%
         20,000   Lane County, OR Hsg. Authority & Community
                  Services (Firewood)(2)                                   6.600     11/01/2015            20,002
         10,000   OR GO (Elderly & Disabled Hsg.)(2)                       5.250     08/01/2031            10,028
      8,270,000   OR Solid Waste Disposal (USG Corp.)(2)                   6.400     12/01/2029         7,778,183
         50,000   Port Astoria, OR Pollution Control (James River)         6.550     02/01/2015            50,025
      3,655,000   Port of St. Helen's, OR Pollution Control (Boise
                  Cascade Corp.)(2)                                        5.650     12/01/2027         2,731,491
        920,000   Western Generation, OR Agency Cogeneration (Wauna
                  Cogeneration)(2)                                         5.000     01/01/2021           850,246
                                                                                                  ---------------
                                                                                                       11,439,975
                                                                                                  ---------------
Pennsylvania--1.9%
        937,770   Allegheny County, PA HDA (The Covenant at South
                  Hills)(3)                                                8.750     02/01/2031                 9


                 36 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Pennsylvania Continued
$    35,520,000   Allegheny County, PA HDA (WPAHS)(2)                      5.375%    11/15/2040   $    28,733,194
     10,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes Health
                  System/WPH/WPAON Obligated Group)(2)                     5.000     11/15/2028         8,487,600
      1,500,000   Chester County, PA H&EFA (Chester County
                  Hospital)(2)                                             6.750     07/01/2031         1,503,690
         30,000   Chester Guaranteed Host Community, PA, Series B(2)       5.800     12/01/2013            30,011
         10,000   Erie County, PA IDA (International Paper
                  Company)(2)                                              5.850     12/01/2020            10,003
      1,300,000   Luzerne County, PA IDA(2)                                7.500     12/15/2019         1,292,811
        500,000   Luzerne County, PA IDA(2)                                7.750     12/15/2027           494,260
     25,000,000   PA EDFA (Bionol Clearfield)(2)                           8.500     07/15/2015        20,841,000
      5,000,000   PA EDFA (National Gypsum Company)(2)                     6.250     11/01/2027         4,014,850
      6,300,000   PA EDFA (Northampton Generating)                         6.500     01/01/2013         3,789,135
      7,450,000   PA EDFA (Northampton Generating)                         6.600     01/01/2019         4,161,570
      1,905,000   PA EDFA (Reliant Energy)(2)                              6.750     12/01/2036         1,969,675
     14,200,000   PA EDFA (Reliant Energy)(2)                              6.750     12/01/2036        14,682,090
      4,100,000   PA EDFA (Reliant Energy)(2)                              6.750     12/01/2036         4,239,195
     11,470,000   PA EDFA (USG Corp.)(2)                                   6.000     06/01/2031        10,260,947
     11,500,000   PA Geisinger Authority Health System, Series A(1)        5.250     06/01/2039        11,911,355
      2,700,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)                5.875     11/15/2016         2,699,973
      3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)                5.875     11/15/2021         3,393,075
        100,000   Philadelphia, PA H&HEFA (Temple University
                  Hospital)(2)                                             6.625     11/15/2023           100,020
      5,000,000   Sayre, PA Health Care Facilities Authority
                  (Guthrie Healthcare System)(2)                           0.949(6)  12/01/2024         3,831,250
                                                                                                  ---------------
                                                                                                      126,445,713
                                                                                                  ---------------
Rhode Island--2.1%
     45,000,000   Central Falls, RI Detention Facility(2)                  7.250     07/15/2035        38,855,250
         45,000   RI Health & Educational Building Corp. (Roger
                  Williams General Hospital)(2)                            5.500     07/01/2018            41,935
         20,000   RI Health & Educational Building Corp. (Roger
                  Williams Medical Center)(2)                              5.500     07/01/2028            15,980
      1,500,000   RI Hsg. & Mtg. Finance Corp.(2)                          5.000     10/01/2048         1,422,180
     12,770,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                  Opportunity)(1)                                          5.200     10/01/2047        12,745,616
     52,090,000   RI Tobacco Settlement Financing Corp. (TASC)             6.125(5)  06/01/2052           784,996
     27,675,000   RI Tobacco Settlement Financing Corp. (TASC)(2)          6.250     06/01/2042        26,565,786
  1,839,245,000   RI Tobacco Settlement Financing Corp. (TASC)             7.054(5)  06/01/2052        33,878,893
     42,825,000   RI Tobacco Settlement Financing Corp. (TASC)             7.868(5)  06/01/2052           539,167
     25,605,000   RI Tobacco Settlement Financing Corp. (TASC),
                  Series A(2)                                              6.125     06/01/2032        24,835,570
                                                                                                  ---------------
                                                                                                      139,685,373
                                                                                                  ---------------
South Carolina--0.5%
      1,375,000   Allendale County, SC School District Energy
                  Savings Special Obligation(2)                            8.500     12/01/2018         1,439,818


                 37 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
South Carolina Continued
$        15,000   Georgetown County, SC Environmental Improvement
                  (International Paper Company)(2)                         6.250%    09/01/2023   $        15,039
      7,285,000   Hardeeville, SC Assessment Revenue (Anderson Tract
                  Municipal Improvement District)(2)                       7.750     11/01/2039         6,398,853
          5,000   Horry County, SC Airport(2)                              5.600     07/01/2017             5,006
      5,145,000   Lancaster County, SC (Edenmoor Improvement
                  District)(3)                                             5.750     12/01/2037         1,786,293
      1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                  Force Base)(2)                                           5.250     11/01/2026           732,000
      2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                  Force Base)(2)                                           5.300     11/01/2035         1,316,740
     16,722,000   Richland County, SC Assessment Revenue (Village at
                  Sandhill Improvement District)(2)                        6.200     11/01/2036        13,368,737
        200,000   SC Connector 2000 Assoc. Toll Road, Series B             6.300(5)  01/01/2026            16,000
      7,620,000   SC Connector 2000 Assoc. Toll Road, Series B             6.453(5)  01/01/2020           876,300
      8,500,000   SC Connector 2000 Assoc. Toll Road, Series B             6.621(5)  01/01/2024           799,000
         50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                  Group)(2)                                                5.650     05/01/2018            48,374
      3,650,000   SC Jobs-EDA (Palmetto Health)(2)                         5.750     08/01/2036         3,652,336
      1,400,000   SC Jobs-EDA (Palmetto Health)(2)                         5.750     08/01/2039         1,395,926
        790,000   York County, SC Pollution Control (Bowater)(3,4)         7.400     01/01/2010           252,800
                                                                                                  ---------------
                                                                                                       32,103,222
                                                                                                  ---------------
South Dakota--0.6%
      1,725,000   Aberdeen, SD Economic Devel. (Presentation
                  College)(2)                                              6.150     05/01/2029         1,744,838
     19,000,000   Brown County, SD Solid Waste Facilities (Heartland
                  Grain Fuels)(3)                                          8.250     01/01/2018         2,390,580
      1,000,000   Lower Brule, SD Sioux Tribe, Series B(2)                 5.500     05/01/2019           829,990
     33,445,000   SD Educational Enhancement Funding Corp. Tobacco
                  Settlement(2)                                            6.500     06/01/2032        33,507,208
      1,425,000   Turner County, SD Tax Increment(2)                       5.000     12/15/2026         1,127,303
                                                                                                  ---------------
                                                                                                       39,599,919
                                                                                                  ---------------
Tennessee--0.6%
         60,000   Blount County, TN H&EFB (Asbury)(2)                      4.750     04/01/2012            59,311
     21,710,000   Maury County, TN Industrial Devel. Board (General
                  Motors Corp.)                                            6.500     09/01/2024        16,933,800
     15,480,000   McMinn County, TN Industrial Devel. Board
                  Pollution Control (Calhoun Newsprint)(3,4)               7.625     03/01/2016         4,953,600
     19,575,000   McMinn County, TN Industrial Devel. Board Solid
                  Waste (Calhoun Newsprint)(3,4)                           7.400     12/01/2022         6,264,000
      9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                  Hsg./NTH/VH Obligated Group)                             5.750     04/01/2042         5,432,019
        215,000   Memphis-Shelby County, TN Airport Authority
                  (Express Airlines)(2)                                    6.125     12/01/2016           195,573
      7,870,000   Metropolitan Knoxville, TN Airport Authority
                  (Northwest Airlines)(2)                                  8.000     04/01/2032         7,870,472


                 38 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Tennessee Continued
$       505,000   Shelby County, TN HE&HF (Lapaloma Apartments)(2)         7.750%    12/01/2029   $       399,147
                                                                                                  ---------------
                                                                                                       42,107,922
                                                                                                  ---------------
Texas--17.9%
     45,625,000   Alliance Airport Authority, TX (American Airlines)       5.250     12/01/2029        31,886,400
     93,500,000   Alliance Airport Authority, TX (American Airlines)       5.750     12/01/2029        69,593,920
        305,000   Alliance Airport Authority, TX (American Airlines)       7.000     12/01/2011           299,510
        230,000   Beaumont, TX Multifamily HDC (Madison on the Lake
                  Apartments)(2)                                           7.750     12/01/2028           201,452
        235,000   Bexar County, TX HFC (American Opportunity Hsg.)(2)      7.500     01/01/2013           224,362
        980,000   Bexar County, TX HFC (American Opportunity Hsg.)(2)      8.000     01/01/2031           779,374
      1,130,000   Bexar County, TX HFC (American Opportunity
                  Hsg.-Nob Hill Apartments)(3,4)                           8.500     06/01/2031           454,204
        995,000   Bexar County, TX HFC (Doral Club)(2)                     8.750     10/01/2036           712,768
        200,000   Bexar County, TX HFC (Honey Creek LLC)(3)                8.000     04/01/2030           100,578
        100,000   Bexar County, TX HFC (Honey Creek LLC)(3)                9.000     04/01/2030            40,153
      1,460,000   Bexar County, TX HFC (Perrin Square)(3,4)                9.750     11/20/2031         1,295,239
     41,315,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          5.000     03/01/2041        18,298,000
     13,500,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          5.400     05/01/2029         6,388,740
      2,345,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          6.300     07/01/2032         1,215,156
     14,080,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          6.750     04/01/2038        11,607,974
     11,420,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          6.750     10/01/2038         6,317,087
     10,000,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          7.700     03/01/2032         5,983,100
     28,120,000   Brazos River Authority, TX Pollution Control (TXU
                  Energy Company)                                          7.700     04/01/2033        16,822,228
     16,900,000   Cambridge, TX Student Hsg. (Cambridge Student Hsg.
                  Devel.)(2)                                               7.000     11/01/2039        15,863,692
        190,000   Cass County, TX IDC (International Paper
                  Company)(2)                                              6.600     03/15/2024           191,982
     45,125,000   Dallas, TX Area Rapid Transit(1)                         5.250     12/01/2048        47,327,723
     10,000,000   Dallas-Fort Worth, TX International Airport(1)           5.000     11/01/2035         9,678,300
         20,000   Dallas-Fort Worth, TX International Airport(2)           5.750     11/01/2030            20,017
     32,500,000   Dallas-Fort Worth, TX International Airport
                  (American Airlines/AMR Corp. Obligated Group)            5.500     11/01/2030        23,716,225
        320,000   Dallas-Fort Worth, TX International Airport
                  Facility (American Airlines)                             6.000     11/01/2014           297,219
     63,880,000   Dallas-Fort Worth, TX International Airport
                  Facility (American Airlines)                             6.375     05/01/2035        50,228,844
        305,000   Dallas-Fort Worth, TX International Airport
                  Facility (American Airlines)                             8.250     11/01/2036           295,771


                 39 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Texas Continued
$    22,100,000   Dallas-Fort Worth, TX International Airport
                  Facility Improvement Corp.                               9.000%    05/01/2029   $    22,328,735
     45,945,000   Dallas-Fort Worth, TX International Airport
                  Facility Improvement Corp.                               9.125     05/01/2029        46,438,909
      2,115,000   Danbury, TX Higher Education Finance Corp. (Island
                  Foundation)(2)                                           6.250     02/15/2036         1,840,811
        450,000   Decatur, TX Hospital Authority (Wise Regional
                  Health System)(2)                                        5.625     09/01/2013           471,137
     22,950,000   Donna, TX GO(2)                                          6.250     02/15/2037        17,497,310
             55   El Paso, TX HFC (Single Family)(2)                       6.180     04/01/2033                58
         50,000   Gainesville, TX Hsg. Authority(2)                        6.800     12/01/2020            46,901
      1,000,000   Grapevine, TX IDC (Air Cargo)(2)                         6.500     01/01/2024           984,790
     11,930,493   Gulf Coast, TX IDA (Microgy Holdings)                    7.000     12/01/2036         1,193,049
        150,000   Gulf Coast, TX Waste Disposal Authority (Valero
                  Energy Corp.)(2)                                         5.700     04/01/2032           143,313
      2,225,000   Harris County, TX Cultural Education Facilities
                  Finance Corp. (Space Center Houston)(2)                  7.000     08/15/2028         2,258,019
      5,440,000   Harris County, TX IDC (Continental Airlines)(2)          5.375     07/01/2019         4,759,782
      1,750,000   HFDC of Central TX (Legacy at Willow Bend
                  Retirement Community)(2)                                 5.625     11/01/2026         1,512,385
      2,750,000   HFDC of Central TX (Legacy at Willow Bend
                  Retirement Community)(2)                                 5.750     11/01/2036         2,201,348
      2,000,000   HFDC of Central TX (Lutheran Social Services of
                  the South)(2)                                            6.875     02/15/2032         1,884,460
      7,940,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                5.700     07/15/2029         6,828,559
      7,290,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                5.700     07/15/2029         6,190,814
     18,840,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                6.125     07/15/2017        17,779,496
     20,245,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                6.125     07/15/2027        18,132,839
     18,735,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                6.125     07/15/2027        16,780,377
     56,165,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)                                   6.750     07/01/2029        56,505,360
        100,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)(2)                                7.000     07/01/2029           101,157
      3,520,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)                                   7.375     07/01/2022         3,576,883
        470,000   Houston, TX IDC (Air Cargo)(2)                           6.375     01/01/2023           460,172
     10,000,000   La Vernia, TX Higher Education Finance Corp.(2)          7.125     02/15/2038        10,131,300
      1,945,000   Lubbock, TX HFC (Las Colinas Quail Creek
                  Apartments)(2)                                           6.000     07/01/2032         1,463,029
      6,110,000   Maverick County, TX GO COP(2)                            8.750     03/01/2034         6,157,475
      1,800,000   Maverick County, TX GO COP(2)                            8.750     03/01/2034         1,828,134
        665,000   Midlothian, TX Devel. Authority Tax Increment(2)         5.125     11/15/2026           583,850


                 40 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Texas Continued
     38,000,000   North Central TX HFDC (Children's Medical
                  Center)(1)                                               5.750%    08/15/2039   $    39,806,900
        100,000   Northwest Harris County, TX Municipal Utility
                  District (Waterworks & Sewer)(2)                         6.100     04/01/2012           100,126
      5,059,979   Sabine Neches, TX HFC (Single Family Mtg.)(1)            5.430     12/01/2039         5,141,521
      4,100,000   Sabine, TX River Authority Pollution Control (TXU
                  Electric Company)                                        6.150     08/01/2022         2,476,072
      1,800,000   Sabine, TX River Authority Pollution Control (TXU
                  Electric Company)                                        6.450     06/01/2021         1,068,930
         25,000   San Antonio, TX HFC (La Risa Apartments)                 8.250     01/01/2026            20,005
      6,800,000   San Jacinto, TX Community College District(1)            5.000     02/15/2033         7,093,590
     10,000,000   San Jacinto, TX Community College District(1)            5.125     02/15/2038        10,486,700
      3,600,000   Southeast TX HFC (Forest View Apartments)(3,4)           6.750     07/01/2037         1,841,616
      5,870,000   Springhill, TX Courtland Heights Public Facility
                  Corp.                                                    5.850     12/01/2028         3,598,545
     14,000,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Baylor Health Care System)(1)             5.750     11/15/2024        15,532,790
     34,000,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Baylor Health Care System)(1)             6.250     11/15/2029        37,722,490
      3,750,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Buckingham Senior Living
                  Community)(2)                                            5.750     11/15/2037         3,347,250
     13,500,000   Tarrant County, TX Health Facilities Devel.
                  Corp.(Cook Childrens Medical Center)(2)                  5.000     12/01/2033        13,550,490
     16,890,000   Tarrant County, TX Health Facilities Devel.
                  Corp.(Cook Childrens Medical Center)(2)                  5.000     12/01/2036        16,927,496
      1,600,000   Travis County, TX HFDC (Querencia Barton Creek)(2)       5.650     11/15/2035         1,302,528
      2,495,000   Trinity, TX River Authority (TXU Energy Company)         6.250     05/01/2028         1,331,058
     20,500,000   Trophy Club, TX Public Improvement (Highlands
                  Trophy Club)(2)                                          7.750     10/01/2037        18,944,460
      2,320,000   TX Affordable Hsg. Corp. (American Hsg.
                  Foundation)(3,4)                                         8.000     03/01/2032           115,768
      6,170,000   TX Affordable Hsg. Corp. (South Texas Affordable
                  Properties Corp.)(3)                                     8.000     03/01/2032         1,853,221
     35,600,000   TX Angelina & Neches River Authority (Aspen
                  Power)(2)                                                6.500     11/01/2029        20,596,380
        250,000   TX Angelina & Neches River Authority Waste
                  Disposal (Temple-Inland)(2)                              6.950     05/01/2023           249,575
         10,000   TX Dept. of Hsg. & Community Affairs(2)                  5.350     07/01/2033             9,894
        155,000   TX Dept. of Hsg. & Community Affairs (Sugar Creek
                  Apartments)(2)                                           6.000     01/01/2042           158,264
     38,380,000   TX Multifamily Housing Options (Affordable Hsg.)         0.480(6)  01/01/2039        13,705,498
      1,450,000   TX Multifamily Hsg. Revenue Bond Pass-Through
                  Certificates (Skyway Villas)(2)                          5.950     11/01/2034         1,409,734
      5,960,000   TX Municipal Gas Acquisition & Supply Corp.(2)           1.622(6)  12/15/2026         4,565,360
    346,755,000   TX Municipal Gas Acquisition & Supply Corp.(1)           6.250     12/15/2026       376,703,031
      4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(3,4)         6.750     03/01/2031         2,281,196
     10,000,000   TX Private Activity Bond Surface Transportation
                  Corp.(2)                                                 6.875     12/31/2039        10,491,600


                 41 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Texas Continued
$     3,075,000   TX Public Finance Authority Charter School Finance
                  Corp. (Cosmos Foundation)(2)                             5.375%    02/15/2037   $     2,508,647
      1,600,000   TX Public Finance Authority Charter School Finance
                  Corp. (Ed-Burnham Wood)(2)                               6.250     09/01/2036         1,442,256
         25,000   TX Student Hsg. Corp. (University of North
                  Texas)(2)                                                6.000     07/01/2011            24,333
        635,000   TX Student Hsg. Corp. (University of North
                  Texas)(2)                                                6.750     07/01/2021           508,806
        200,000   TX Student Hsg. Corp. (University of North
                  Texas)(2)                                                6.850     07/01/2031           146,176
      2,500,000   Tyler, TX HFDC (Mother Frances Hospital Regional
                  Health Care Center)(2)                                   5.000     07/01/2033         2,183,375
      2,115,000   Vintage Township, TX Public Facilities Corp.(2)          7.375     10/01/2038         1,914,710
      1,279,000   Vintage Township, TX Public Facilities Corp.(2)          7.375     10/01/2038         1,157,879
                                                                                                  ---------------
                                                                                                    1,192,238,740
                                                                                                  ---------------
U.S. Possessions--0.7%
        700,000   Northern Mariana Islands Commonwealth,
                  Series A(2)                                              6.750     10/01/2033           646,681
     11,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)       5.250     08/01/2057        11,097,549
     16,610,000   Puerto Rico Sales Tax Financing Corp., Series A(2)       5.250     08/01/2057        16,757,165
     17,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)       5.750     08/01/2057        18,036,065
                                                                                                  ---------------
                                                                                                       46,537,460
                                                                                                  ---------------
Utah--0.1%
         85,000   Emery County, UT Pollution Control (Pacificorp)(2)       5.625     11/01/2023            85,113
      1,780,000   UT HFA (RHA Community Service of Utah)(2)                6.875     07/01/2027         1,641,943
      1,315,000   Utah County, UT Charter School (Lincoln Academy)(2)      5.875     06/15/2037         1,097,565
        825,000   Utah County, UT Charter School (Renaissance
                  Academy)(2)                                              5.625     07/15/2037           664,150
      4,425,000   West Valley City, UT Sewer (East Hollywood High
                  School)(2)                                               5.625     06/15/2037         3,541,328
                                                                                                  ---------------
                                                                                                        7,030,099
                                                                                                  ---------------
Vermont--0.0%
         10,000   VT EDA (Wake Robin Corp.)(2)                             6.000     03/01/2022             9,687
        100,000   VT EDA (Wake Robin Corp.)(2)                             6.300     03/01/2033            96,589
      2,435,773   VT Educational & Health Buildings Financing Agency
                  (Marlboro College)(2)                                    2.779     04/01/2019         1,889,941
                                                                                                  ---------------
                                                                                                        1,996,217
                                                                                                  ---------------
Virginia--1.3%
        570,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)        5.600     12/01/2025           531,251
        595,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)        6.300     12/01/2025           589,722
      2,535,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)        6.550     12/01/2025         2,538,955
      1,875,000   Celebrate, VA North Community Devel. Authority
                  Special Assessment(2)                                    6.750     03/01/2034         1,406,681
     14,746,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment(2)                                    5.125     03/01/2036        10,356,706
      9,200,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment(2)                                    5.450     03/01/2036         6,715,448


                 42 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Virginia Continued
$     3,206,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment(2)                                    5.800%    03/01/2036   $     2,434,508
        475,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)         5.950     12/01/2025           438,672
      7,930,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)         6.625     12/01/2022         7,846,180
        235,000   Goochland County, VA IDA (Georgia-Pacific Corp.)(2)      5.650     12/01/2025           218,858
      4,000,000   Lewistown, VA Commerce Center Community Devel.
                  Authority(2)                                             6.050     03/01/2027         3,014,200
      3,000,000   New Port, VA CDA                                         5.600     09/01/2036         1,625,280
      2,050,000   Norfolk, VA EDA, Series A(2)                             6.000     11/01/2036         1,491,806
        760,000   Norfolk, VA Redevel. & Hsg. Authority (First
                  Mtg.-Retirement Community)(2)                            6.125     01/01/2035           667,204
     10,425,000   Peninsula, VA Town Center Community Devel.
                  Authority Special Obligation(2)                          6.450     09/01/2037        10,124,447
     10,000,000   Richmond, VA Public Utility(1)                           5.000     01/15/2040        10,544,250
      5,200,000   VA Celebrate South CDA Special Assessment(2)             6.250     03/01/2037         3,593,512
      3,400,000   VA H2O Community Devel. Authority(2)                     5.200     09/01/2037         1,944,324
      9,770,000   VA Small Business Financing Authority (Hampton
                  Roads Proton)(2)                                         9.000     07/01/2039        10,212,483
    228,700,000   VA Tobacco Settlement Authority                          7.075(5)  06/01/2047         8,862,125
      2,500,000   West Point, VA IDA Solid Waste (Chesapeake
                  Corp.)(3)                                                6.375     03/01/2019               275
                                                                                                  ---------------
                                                                                                       85,156,887
                                                                                                  ---------------
Washington--2.9%
     11,480,000   Chelan County, WA Public Utility District No. 001
                  (Chelan Hydropower)(1)                                   5.600     01/01/2036        11,530,162
         25,000   King County, WA Hsg. Authority (Cascadian
                  Apartments)(2)                                           6.800     07/01/2019            25,063
         15,000   King County, WA Hsg. Authority (Kona Village)(2)         6.700     01/01/2020            15,000
        125,000   King County, WA Hsg. Authority (Southwood Square
                  Apartments)(2)                                           6.100     10/01/2021           115,230
        725,000   King County, WA Hsg. Authority (Southwood Square
                  Apartments)(2)                                           6.200     10/01/2031           625,240
         30,000   King County, WA Hsg. Authority (Woodridge Park)(2)       6.250     05/01/2015            30,270
         50,000   King County, WA Hsg. Authority (Woodridge Park)(2)       6.350     05/01/2025            50,391
     22,595,000   King County, WA Sewer(1)                                 5.750     01/01/2043        24,955,909
      1,885,000   Kitsap County, WA Consolidated Hsg. Authority(2)         5.500     06/01/2027         1,529,734
      2,350,000   Kitsap County, WA Consolidated Hsg. Authority(2)         5.600     06/01/2037         1,785,272
         50,000   Kitsap County, WA Consolidated Hsg. Authority
                  (Heritage Apartments)(2)                                 6.100     10/01/2031            42,591
      2,465,000   Port Camas, WA Public Industrial Corp. (James
                  River Corp. of Virginia)(2)                              6.700     04/01/2023         2,465,271
     36,900,000   Port of Seattle, WA(1)                                   5.000     10/01/2032        37,019,113
      5,000,000   Port of Seattle, WA Special Facility (Northwest
                  Airlines)(2)                                             7.125     04/01/2020         4,990,450
     13,700,000   Port of Seattle, WA Special Facility (Northwest
                  Airlines)(2)                                             7.250     04/01/2030        13,706,850


                 43 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Washington Continued
$     2,390,000   Snohomish County, WA Hsg. Authority (Westwood
                  Crossing Apartments)(2)                                  5.250%    05/01/2037   $     1,743,194
        100,000   Snohomish County, WA Hsg. Authority (Whispering
                  Pines Apartments)(2)                                     5.100     09/01/2015            95,556
      1,675,000   Snohomish County, WA Hsg. Authority (Whispering
                  Pines Apartments)(2)                                     5.600     09/01/2025         1,436,731
      1,250,000   Snohomish County, WA Hsg. Authority (Whispering
                  Pines Apartments)(2)                                     5.750     09/01/2030         1,045,050
      1,500,000   Tes Properties, WA(1)                                    5.500     12/01/2029         1,610,805
     12,000,000   Tes Properties, WA(1)                                    5.625     12/01/2038        12,685,440
     19,500,000   WA Health Care Facilities Authority
                  (Peacehealth)(1)                                         5.000     11/01/2018        21,098,415
     17,410,000   WA Health Care Facilities Authority
                  (Peacehealth)(1)                                         5.000     11/01/2028        17,833,742
     15,000,000   WA Health Care Facilities Authority (Seattle
                  Childrens Hospital)(1)                                   5.625     10/01/2038        15,628,300
        115,000   WA HEFA (Seattle University)(2)                          5.250     05/01/2039           116,316
     10,760,000   WA Kalispel Tribe Indians Priority District(2)           6.750     01/01/2038         9,015,912
     14,285,000   WA Tobacco Settlement Authority (TASC)(2)                6.625     06/01/2032        14,360,853
                                                                                                  ---------------
                                                                                                      195,556,860
                                                                                                  ---------------
West Virginia--0.5%
     13,435,000   Harrison County, WV Tax Increment (Charles
                  Pointe)(2)                                               7.000     06/01/2028        12,090,022
      1,840,000   Harrison County, WV Tax Increment (Charles
                  Pointe)(2)                                               7.000     06/01/2035         1,585,657
     13,710,000   Harrison County, WV Tax Increment (Charles
                  Pointe)(2)                                               7.000     06/01/2035        11,814,867
         25,000   Kingswood, WV Sewage System(2)                           6.000     10/01/2025            23,816
      1,920,000   WV Hospital Finance Authority (Charleston Area
                  Medical Center)(2)                                       5.500     09/01/2025         1,962,643
         15,000   WV Hospital Finance Authority (Charleston Area
                  Medical Center)(2)                                       7.250     10/01/2014            15,049
      4,000,000   WV Hospital Finance Authority (UTD Health
                  System)(2)                                               5.500     06/01/2039         4,028,200
                                                                                                  ---------------
                                                                                                       31,520,254
                                                                                                  ---------------
Wisconsin--0.7%
     27,100,000   Aztalan, WI Exempt Facility (Renew Energy)(3)            7.500     05/01/2018         3,712,700
        600,000   Milwaukee, WI (Aero Milwaukee)(2)                        6.500     01/01/2025           589,380
      1,195,000   Milwaukee, WI (Air Cargo)(2)                             7.500     01/01/2025         1,134,390
      1,350,000   Monroe, WI Redevel. Authority (Monroe Clinic)(2)         5.875     02/15/2039         1,370,682
      3,970,000   Necedah, WI Community Devel. Authority Exempt
                  Facility (Castle Rock Renewable Fuels)(2)                7.500     03/01/2018         1,600,148
        165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)        6.800     11/01/2012           160,624
        160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)        6.850     05/01/2013           154,638
      1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)        7.125     05/01/2024         1,361,811
        200,000   Reedsburg, WI Industrial Devel. Revenue (Seats,
                  Inc.)(2)                                                 6.250     05/01/2019           181,776
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)              7.000     01/01/2026         1,064,700


                 44 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                               Coupon      Maturity         Value
---------------                                                           ------     ----------   ---------------
Wisconsin Continued
$     1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)              8.250%    01/01/2017   $     1,105,902
      3,000,000   WI H&EFA (AE Nursing Centers)(2)                         7.250     06/01/2038         2,774,550
      1,500,000   WI H&EFA (Aurora Health Care)(2)                         5.600     02/15/2029         1,499,910
         55,000   WI H&EFA (Aurora Health Care)(2)                         5.625     02/15/2029            54,336
        750,000   WI H&EFA (Beloit College)(2)                             6.125     06/01/2035           758,100
        900,000   WI H&EFA (Beloit College)(2)                             6.125     06/01/2039           903,366
      1,000,000   WI H&EFA (Eastcastle Place)(2)                           6.125     12/01/2034           858,690
     13,000,000   WI H&EFA (Froedtert & Community Health)(1)               5.000     04/01/2034        13,158,228
         70,000   WI H&EFA (Marshfield Clinic)(2)                          6.250     02/15/2029            70,174
      7,335,000   WI H&EFA (Wellington Homes)(2)                           6.750     09/01/2037         6,702,430
      2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)             5.800     08/01/2029         2,220,092
      8,075,000   WI Hsg. & EDA (Home Ownership), Series D(1)              5.100     09/01/2024         8,150,871
                                                                                                  ---------------
                                                                                                       49,587,498
                                                                                                  ---------------
Total Municipal Bonds and Notes (Cost $9,811,644,217)                                               8,062,613,464
                                                                                                  ---------------
Corporate Bonds and Notes--0.2%
     15,596,745   Delta Air Lines, Inc., Sr. Unsec. Nts.(2,13)
                  (Cost $15,440,779)                                        8.000     12/1/2015         11,938,528

     Shares
---------------
Common Stocks--0.0%
        146,685   Delta Air Lines, Inc.(4,13) (Cost $ 943,887)                                          1,771,955

                                                                          Strike
     Units                                                                 Price     Expiration
---------------                                                           ------     ----------
Rights, Warrants, and Certificates--0.0%
      1,631,721   Converted Organics, Inc. Wts. (4,13) (Cost $0)          $   11     02/13/2012           310,027
Total Investments, at Value (Cost $9,828,028,883)-121.2%                                          $ 8,076,633,974
                                                                                                  ---------------
Liabilities in Excess of Other Assets-(21.2)                                                       (1,413,442,006)
                                                                                                  ---------------
Net Assets-100.0%                                                                                 $ 6,663,191,968
                                                                                                  ===============

Footnotes to Statement of Investments

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(2.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income producing security.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,071,940 or 0.05% of the Fund's net assets as of April 30, 2010.


                 45 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(9.) Restricted security. The aggregate value of restricted securities as of April 30, 2010 was $17,133,250, which represents 0.26% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                           ACQUISITION                                  UNREALIZED
SECURITY                                      DATES            COST         VALUE      DEPRECIATION
--------                                 ---------------   -----------   -----------   ------------
IL Finance Authority (Monarch Landing)       6/11/09       $ 1,693,196   $   522,500   $ 1,170,696
IL Finance Authority (Monarch Landing)   6/10/09-6/11/09     7,967,768     2,560,250     5,407,518
IL Finance Authority (Monarch Landing)       12/6/07        29,806,854     6,270,000    23,536,854
IL Finance Authority (Sedgebrook)            5/15/09         1,314,344       798,000       516,344
IL Finance Authority (Sedgebrook)            6/4/09          5,320,665     3,591,000     1,729,665
IL Finance Authority (Sedgebrook)        8/9/07-5/14/09      7,882,285     3,391,500     4,490,785
                                                           -----------   -----------   ------------
                                                           $53,985,112   $17,133,250   $36,851,862
                                                           ===========   ===========   ============

(10.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(11.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(12.) When-issued security or delayed delivery to be delivered and settled after April 30, 2010. See accompanying Notes.

(13.) Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                                                     LEVEL 2--
                                      LEVEL 1--        OTHER         LEVEL 3--
                                     UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                                       QUOTED       OBSERVABLE     UNOBSERVABLE
                                       PRICES         INPUTS          INPUTS           VALUE
                                     ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                           $       --   $   56,089,217    $        --   $   56,089,217
   Alaska                                    --       15,730,572             --       15,730,572
   Arizona                                   --      229,363,132             --      229,363,132
   Arkansas                                  --        6,250,317             --        6,250,317
   California                                --    1,184,340,535             --    1,184,340,535
   Colorado                                  --      308,533,373             --      308,533,373
   Connecticut                               --        8,156,098             --        8,156,098
   Delaware                                  --        5,197,225             --        5,197,225
   District of Columbia                      --      163,663,455             --      163,663,455
   Florida                                   --    1,018,981,023             --    1,018,981,023
   Georgia                                   --       87,852,914              5       87,852,919
   Hawaii                                    --        9,667,227             --        9,667,227
   Idaho                                     --           66,090             --           66,090
   Illinois                                  --      438,097,049             --      438,097,049
   Indiana                                   --      163,976,063             --      163,976,063
   Iowa                                      --      136,785,593             --      136,785,593
   Kansas                                    --        5,988,835             --        5,988,835
   Kentucky                                  --       19,295,595          1,336       19,296,931


                 46 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Louisiana                                 --       94,762,924             --       94,762,924
   Maine                                     --       34,590,680             --       34,590,680
   Maryland                                  --       17,864,214             --       17,864,214
   Massachusetts                             --      135,266,820             --      135,266,820
   Michigan                                  --      292,003,647             --      292,003,647
   Minnesota                                 --       61,199,457            634       61,200,091
   Mississippi                               --       18,976,589             --       18,976,589
   Missouri                                  --       91,718,092             --       91,718,092
   Montana                                   --       11,099,743             --       11,099,743
   Multi States                              --        4,479,600             --        4,479,600
   Nebraska                                  --       39,393,437             --       39,393,437
   Nevada                                    --       41,848,354             --       41,848,354
   New Hampshire                             --        6,522,964             --        6,522,964
   New Jersey                                --      663,012,193             --      663,012,193
   New Mexico                                --       36,457,815             --       36,457,815
   New York                                  --      235,897,052             --      235,897,052
   North Carolina                            --       55,329,714             --       55,329,714
   North Dakota                              --        3,400,539             --        3,400,539
   Ohio                                      --      298,305,650             --      298,305,650
   Oklahoma                                  --       61,441,553             --       61,441,553
   Oregon                                    --       11,439,975             --       11,439,975
   Pennsylvania                              --      126,445,704              9      126,445,713
   Rhode Island                              --      139,685,373             --      139,685,373
   South Carolina                            --       32,103,222             --       32,103,222
   South Dakota                              --       39,599,919             --       39,599,919
   Tennessee                                 --       42,107,922             --       42,107,922
   Texas                                     --    1,178,533,242     13,705,498    1,192,238,740
   U.S. Possessions                          --       46,537,460             --       46,537,460
   Utah                                      --        7,030,099             --        7,030,099
   Vermont                                   --        1,996,217             --        1,996,217
   Virginia                                  --       85,156,887             --       85,156,887
   Washington                                --      195,556,860             --      195,556,860
   West Virginia                             --       31,520,254             --       31,520,254
   Wisconsin                                 --       49,587,498             --       49,587,498
Corporate Bonds and Notes                    --       11,938,528             --       11,938,528
Common Stocks                         1,771,955               --             --        1,771,955
Rights, Warrants, and Certificates      310,027               --             --          310,027
                                     ----------   --------------    -----------   --------------
Total Assets                         $2,081,982   $8,060,844,510    $13,707,482   $8,076,633,974
                                     ----------   --------------    -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH       Adventist Bolingbrook Hospital
ACMC      Advocate Condell Medical Center
AG        Allegheny General Hospital
AGH       Adventist Glenoaks Hospital
AH        Ascension Health
AHCN      Advocate Condell Medical Center
AHF       American Housing Foundation
AH&HC     American Housing Foundation
AHSGA     Adventist Health System-Georgia


                 47 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

ANSHN     Advocate North Side Health Network
AUS       Allegheny United Hospital
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority
CDHA      Central Dupage Hospital Association
CDHS      Central Dupage Health System
CFGH      Central Florida Group Homes
CHFTEH    Catholic Housing for the Elderly & Handicapped
CHS       Catholic Health Services
CMH       Copley Memorial Hospital
CMHMF     Community Memorial Hospital of Monomonee Falls
COP       Certificates of Participation
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMH       Elmhurst Memorial Hospital
EMHC      Elmhurst Memorial Healthcare
EMHH      Elmhurst Memorial Home Health
F&CH      Froedtert & Community Health
FMLH      Froedtert Memorial Lutheran Hospital
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HAPM      Health Alliance Plan of Michigan
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFHS      Henry Ford Health System
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
JHF       Jewish Hospital Foundation
LH        Lowman Home
LS        Lutheran Services
MCP       Medical College Of Pennsylvania
MetroF    Metro Foundation
MetroH    Metropolitan Hospital
MetroHC   Metropolitan Health Corporation
M-S-R     Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH        Northgate Housing
NTH       North Terrace Housing
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
PHC       Piedmont Healthcare


                 48 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

PHF       Piedmont Hospital Foundation
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
SANC      St. Anne's Nursing Center
SJHS      St. Joseph Health System
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJR       St. Joseph Residence
SJRNC     St. John's Rehabilitation and Nursing Center
SMHC      St. Mary's Healthcare Center
SVH       Saint Vincent's Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
TYW       The YMCA of Wichita
UDC       Urban Devel. Corp.
VH        Village Housing
VMNRC     Villa Marina Nursing & Rehabilitation Center
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WH&MC     Wyandotte Hospital & Medical Center
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                 49 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $14,239,598
Sold securities              3,356,132

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,508,680,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a


                 50 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $2,333,314,623 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,508,680,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                        COUPON      MATURITY
   AMOUNT      INVERSE FLOATER(1)                                                 RATE (2)       DATE         VALUE
------------   ------------------                                                 --------     --------   ------------
$  3,705,000   AL HFA (Single Family Mtg.) ROLs(3)                                  17.356%     10/1/32   $  3,744,940
   5,931,000   Aurora, IL Single Family Mtg. ROLs(3)                                21.197      12/1/39      7,425,375
   6,300,000   Aurora, IL Single Family Mtg. ROLs(3)                                27.033      12/1/45      8,188,740
  57,275,000   AZ Health Facilities Authority ROLs(3)                                1.005       1/1/37     35,635,360
  17,620,000   AZ Health Facilities Authority ROLs(3)                                1.017       1/1/37     10,962,812
  53,605,000   AZ Health Facilities Authority ROLs(3)                                1.017       1/1/37     33,351,959
   4,125,000   Broward County, FL Water and Sewer ROLs(3)                           18.522      10/1/34      4,877,813
   3,715,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                   18.343      12/1/28      3,722,356
  76,860,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                  8.897       6/1/47     41,633,525
   3,855,000   CA Health Facilities Financing Authority ROLs(3)                     20.549       7/1/39      4,523,380
   2,615,000   Cerritos, CA Community College District DRIVERS                      18.169       8/1/33      3,041,925
   4,710,000   Chelan County, WA Public Utility District No. 1 ROLs(3)              12.162       1/1/36      4,760,162
  13,125,000   CO Health Facilities Authority (Catholic Health Initiatives)
               DRIVERS                                                               9.079       7/1/39     13,489,744
  11,985,000   Dallas, TX Area Rapid Transit ROLs(3)                                17.488      12/1/48     14,187,723
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)                  17.628      11/1/35      2,178,300
   8,250,000   Desert, CA Community College District(3)                             17.508       8/1/37      8,789,385
   2,525,000   Detroit, MI City School District ROLs(3)                             21.533       5/1/29      3,570,855


                 51 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   7,025,000   Detroit, MI Sewer Disposal System ROLs(3)                             0.700       7/1/32     (1,791,375)
   9,265,000   District of Columbia GO ROLs(3)                                       9.187       4/1/43      9,424,914
   2,595,000   District of Columbia HFA RITES                                       16.817       6/1/38      2,637,921
   4,675,000   Douglas County, NE Hospital Authority ROLs(3)                        21.915      11/1/48      5,979,419
   1,895,000   FL HFC ROLs(3)                                                       18.064       7/1/38      2,046,562
  14,530,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF
               Obligated Group) DRIVERS                                              9.079      6/15/29     15,212,910
   6,865,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF
               Obligated Group) DRIVERS                                              9.584      6/15/37      7,214,429
   5,000,000   Highlands County, FL Health Facilities Authority ROLs(3)              9.756     11/15/36      5,071,200
   6,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                  14.624       4/1/44      7,425,978
   5,790,000   IL Finance Authority (Advocate Health Care) DRIVERS                  14.255       4/1/44      6,291,298
   3,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                  14.239       4/1/44      3,987,749
   3,335,000   IL Finance Authority (Advocate Health Care) DRIVERS                  14.245       4/1/44      3,623,744
   2,935,000   IL Finance Authority (Advocate Health Care) DRIVERS                  14.244       4/1/44      3,189,112
   1,670,000   IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)          0.000(4)    4/1/44      1,814,255
   6,250,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS             10.090      11/1/39      6,785,563
   2,500,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS              9.837      11/1/39      2,667,250
   1,445,000   IL Finance Authority (PHC) DRIVERS                                    9.065      6/15/29      1,512,915
   8,000,000   IN Finance Authority (Trinity Health Credit Group) DRIVERS           13.872      12/1/38      8,895,920
   5,650,000   King County, WA Sewer ROLs(3)                                        20.545       1/1/43      8,010,909
   3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                          19.029      8/15/24      4,641,000
   4,330,000   Long Beach, CA Harbor DRIVERS                                        13.522      5/15/27      4,510,518
   7,985,000   Los Angeles, CA Dept. of Airports (Los Angeles International
               Airport) DRIVERS                                                     18.426      5/15/30      8,897,206
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                       17.287       7/1/34      1,462,150
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                       17.287       7/1/39      1,414,850
   4,065,000   Los Angeles, CA Harbor Dept. DRIVERS                                 18.160       8/1/39      4,803,123
   2,750,000   Los Angeles, CA Unified School District ROLs(3)                      16.998       7/1/32      2,988,535
   1,835,000   Los Angeles, CA Unified School District ROLs(3)                      17.515       1/1/34      1,980,626
   2,640,000   Los Angeles, CA Unified School District ROLs(3)                      17.522       1/1/34      2,849,510
   2,190,000   Los Angeles, CA Unified School District ROLs(3)                      17.438       1/1/34      2,363,798
   7,500,000   Los Angeles, CA Unified School District ROLs(3)                      17.538       7/1/32      8,150,550
   7,605,000   MA Educational Financing Authority ROLs(3)                           18.382       1/1/30      8,958,614
   2,125,000   MA H&EFA ROLs(3)                                                      9.209       7/1/34      2,225,215
  11,550,000   MA H&EFA ROLs(3)                                                      9.209       7/1/39     11,956,560
   3,940,000   MA HFA ROLs(3)                                                       12.362       6/1/49      3,753,047
   3,125,000   MA HFA ROLs(3)                                                       12.635      12/1/49      3,217,531
  13,020,000   MA HFA ROLs(3)                                                       17.361       7/1/25     13,540,279
   7,330,000   Metropolitan Washington D.C. Airport Authority ROLs(3)               17.445      10/1/32      7,337,623
   4,035,000   Metropolitan Washington D.C. Airport Authority, Series B DRIVERS     12.810      10/1/34      3,999,492
   5,000,000   Miami-Dade County, FL Aviation ROLs(3)                               13.318      10/1/40      4,280,150
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                           18.522       2/1/27      3,081,550
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                           17.508       2/1/27      2,901,850
  12,500,000   Miami-Dade County, FL School Board ROLs(3)                           19.029       2/1/34     14,676,500


                 52 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   3,000,000   Montgomery County, OH (Catholic Health Initiatives) DRIVERS          17.150       5/1/39      3,377,460
   1,945,000   Montgomery County, OH Sewer (Catholic Health Initiatives)            17.150       5/1/39      2,189,720
   2,885,000   Newport Beach, CA GO ROLs(3)                                         17.531      12/1/24      3,207,947
  60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                         6.085       6/1/29     45,074,808
   7,190,000   NM Hospital Equipment ROLs(3)                                        13.355       8/1/39      7,331,499
   9,500,000   North Central Texas HFDC (Children's Medical Center) DRIVERS         20.182      8/15/39     11,306,900
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                        17.150      6/15/36      5,673,700
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                        17.150      6/15/39      6,062,000
   3,020,000   NYS DA (State Personal Income Tax Authority) DRIVERS                 17.143      3/15/35      3,430,660
   2,500,000   NYS DA ROLs(3)                                                       17.508      3/15/38      3,102,350
   5,000,000   NYS UDC (State Personal Income Tax Authority) DRIVERS                17.150      3/15/37      5,897,400
   3,335,000   Orange County, FL Health Facilities Authority (The Nemours
               Foundation) DRIVERS                                                  13.108       1/1/39      3,482,040
   4,625,000   Orlando, FL Utilities Commission ROLs(3)                             18.522      10/1/39      6,000,105
   3,750,000   Orlando, FL Utilities Commission ROLs(3)                             17.508      10/1/33      4,531,950
   2,875,000   PA Geisinger Authority Health System, Series A DRIVERS               18.160       6/1/39      3,286,355
   3,100,000   Pima County, AZ IDA ROLS(3)                                          19.179       7/1/39      3,410,310
  11,070,000   Port of Seattle, WA Special Facilities ROLs(3)                       14.625      10/1/32     11,189,113
   3,670,000   Puerto Rico Sales Tax Financing Corp. DRIVERS                        13.861       8/1/57      3,767,549
   4,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                        20.519       8/1/57      5,286,065
   3,200,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                 18.428      10/1/47      3,175,616
   2,500,000   Richmond, VA Public Utility ROLs(3)                                  17.508      1/15/40      3,044,250
   1,337,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                      18.338      12/1/39      1,361,521
   3,750,000   San Diego, CA Public Facilities Financing Authority DRIVERS          18.666       8/1/34      4,698,300
   5,425,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                    13.727       4/1/47      5,899,091
   7,370,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                    13.358       4/1/31      8,030,794
   1,700,000   San Jacinto, TX Community College District ROLs(3)                   17.058      2/15/33      1,993,590
   2,500,000   San Jacinto, TX Community College District ROLs(3)                   17.565      2/15/38      2,986,700
   3,000,000   Southern CA Metropolitan Water District DRIVERS                      17.150       7/1/35      3,700,320
   3,500,000   Tampa Bay, FL Regional Water Supply Authority DRIVERS                17.307      10/1/34      4,065,180
   3,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
               ROLs(3)                                                              20.099     11/15/24      5,032,790
   8,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
               ROLs(3)                                                              22.127     11/15/29     12,222,490
     375,000   Tes Properties, WA DRIVERS                                           19.329      12/1/29        485,805
   3,000,000   Tes Properties, WA DRIVERS                                           19.835      12/1/38      3,685,440
 115,625,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                  14.303     12/15/26    145,573,031
   4,355,000   WA Health Care Facilities Authority (Peacehealth) DRIVERS            17.140      11/1/28      4,778,742
   5,000,000   WA Health Care Facilities Authority (Seattle Childrens
               Hospital/Seattle Children's Healthcare System                        15.010      10/1/38      5,628,300
   4,875,000   WA Health Care Facilities Authority ROLs(3)                          17.508      11/1/18      6,473,415
   5,670,000   Wayne County, MI Airport Authority ROLs(3)                           13.311      12/1/29      5,316,022
   3,645,000   Wayne County, MI Airport Authority ROLs(3)                           13.313      12/1/29      3,417,443
   8,335,000   Wayne County, MI Airport Authority ROLs(3)                           13.316      12/1/29      7,814,646
   3,335,000   Wayne County, MI Airport Authority ROLs(3)                           13.312      12/1/34      3,140,503
   1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)               22.577      11/1/39      2,941,275


                 53 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)               20.549      11/1/45      4,877,025
   4,335,000   WI H&EFA (CMHMF/F&CH/FMLH Obligated Group) DRIVERS                   13.110       4/1/34      4,493,228
   4,040,000   WI Hsg. & EDA DRIVERS                                                 9.200       9/1/24      4,115,871
                                                                                                          ------------
                                                                                                          $824,634,623
                                                                                                          ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 47-49 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The Underlying Bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,121,633,625.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $839,995,055
Market Value                        $310,805,026
Market Value as a % of Net Assets           4.66%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of April 30, 2010, securities with an aggregate market value of $30,646,672, representing 0.46% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $2,151,250 and $734,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

RESTRICTED SECURITIES

As of April 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 8,284,847,088(1)
                                 ===============
Gross unrealized appreciation    $   474,665,781
Gross unrealized depreciation     (2,323,285,926)
                                 ---------------
Net unrealized depreciation      $(1,848,620,145)
                                 ===============


                 54 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(1.) The Federal tax cost of securities does not include cost of $1,640,407,031, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                 55 | Oppenheimer Rochester National Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By: /s/ William F. Glavin, Jr.
    -----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    -----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    -----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010